Securities Act Registration No. 333-07595
Investment Company Act Reg. No. 811-07695

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549
__________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 30	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 31 ☒ (Check appropriate box or boxes.) ___________________________________

HENNESSY MUTUAL FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, CA	94945
(Address of Principal Executive Offices)	(Zip Code)

(800) 966-4354 (Registrant’s Telephone Number, including Area Code)

Neil J. Hennessy	Copy to:
Hennessy Advisors, Inc.	Peter D. Fetzer
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, CA 94945	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)
☐           on (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a) (1)
☐           on (dated) pursuant to paragraph (a) (1)
☐           75 days after filing pursuant to paragraph (a) (2)
☐           on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS & OVERVIEW
FEBRUARY 28, 2013

	Investor	Institutional
DOMESTIC EQUITY
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX
Hennessy Large Value Fund	HLVFX	HLVIX
Hennessy Total Return Fund	HDOGX

BALANCED & FIXED INCOME
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX
Hennessy Core Bond Fund	HCBFX	HCBIX

SECTOR & SPECIALTY
Hennessy Gas Utility Index Fund	GASFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Large Cap Financial Fund	HLFNX
Hennessy Technology Fund	HTECX	HTCIX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX

Investing, Uncompromised

www.hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	5
Hennessy Cornerstone Mid Cap 30 Fund	8
Hennessy Cornerstone Large Growth Fund	11
Hennessy Cornerstone Value Fund	14
Hennessy Large Value Fund	17
Hennessy Total Return Fund	20
Balanced & Fixed Income
Hennessy Equity and Income Fund	23
Hennessy Balanced Fund	27
Hennessy Core Bond Fund	30
Sector & Specialty
Hennessy Gas Utility Index Fund	33
Hennessy Small Cap Financial Fund	36
Hennessy Large Cap Financial Fund	39
Hennessy Technology Fund	42
Hennessy Japan Fund	45
Hennessy Japan Small Cap Fund	48
Important Additional Fund Information	51
Additional Investment Information	52
Historical Performance	53
Management of the Funds	56
Shareholder Information
Pricing of Fund Shares	60
Account Minimum Investments	60
Market Timing Policy	61
Telephone Privileges	61
How to Purchase Shares	61
Automatic Investment Plan	63
Retirement Plans	63
How to Sell Shares	63
How to Exchange Shares	65
Systematic Cash Withdrawal Program	66
Dividends and Distributions	66
Tax Information	66
Index Descriptions	67
Householding	67
Electronic Delivery	68
Financial Highlights	69

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses 1		0.61%		0.38%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.51%		0.38%
Total Annual Fund
Operating Expenses		1.35%		1.12%
Expense Reimbursement		N/A		(0.13	)%2
Net Expenses		1.35%		0.99%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$137	$428	$739	$1,624
Institutional	$101	$343	$604	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The Growth Strategy has historically selected small cap companies, but may also select medium and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

WWW.HENNESSYFUNDS.COM

The Fund purchases 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.   The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in American Depositary Receipts , which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Russell 2000 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORNERSTONE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23 % for the quarter ended March 31, 2012 and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Growth Fund – Investor

Return before taxes	30.31%	-4.25%	5.17%

Return after taxes
on distributions	30.31%	-4.25%	4.27%

Return after taxes
on distributions and
sale of Fund shares	19.70%	-3.56%	4.54%

Hennessy Cornerstone
Growth Fund – Institutional

Return before taxes	30.76%	-3.94%	5.34%

Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	16.35%	3.56%	9.72%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY FOCUS FUND

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.26%	0.22%
Acquired Fund Fees and Expenses1	0.02%	0.02%
Total Annual Fund Operating Expenses	1.43%	1.14%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$146	$452	$782	$1,713
Institutional	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund ’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest , that earn higher than average economic returns, are well managed and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate

HENNESSY FUNDS	1-800-966-4354

due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund . The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index and the Russell MidCap Growth Index .  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY FOCUS FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

WWW.HENNESSYFUNDS.COM

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Focus
Fund – Investor

Return before taxes	16.64%	6.06%	13.15%

Return after taxes
on distributions	15.23%	4.90%	12.42%

Return after taxes
on distributions and
sale of Fund shares	12.68%	4.96%	11.67%

Hennessy Focus
Fund – Institutional

Return before taxes	16.98%	6.39%	13.32%

Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	16.35%	3.56%	9.72%

Russell MidCap
Growth Index
(reflects no deduction for
fees, expenses or taxes)	15.81%	3.23%	10.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

The Portfolio Managers of the Fund are David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA.  Mr. Rainey, Mr. Macauley and Mr. Rothberg have served as Co- Portfolio Managers of the Fund since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses1		0.64%		0.43%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.54%		0.43%
Total Annual Fund
Operating Expenses		1.38%		1.17%
Expense Reimbursement		N/A		(0.18	)%2
Net Expenses		1.38%		0.99%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$140	$437	$755	$1,657
Institutional	$101	$354	$626	$1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in mid-cap growth-oriented stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods.
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

WWW.HENNESSYFUNDS.COM

The Fund purchases 30 stocks as dictated by the Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns compare with the S&P Midcap 400 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORNERSTONE MID CAP 30 FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 17.97% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

			Since
	One	Five	Inception
	Year	Year	(9/17/03)
Hennessy Cornerstone
Mid Cap 30 Fund – Investor

Return before taxes	14.10%	4.73%	9.98%

Return after taxes
on distributions	13.88%	4.69%	9.44%

Return after taxes on
distributions and sale
of Fund shares	9.46%	4.08%	8.76%

Hennessy Cornerstone
Mid Cap 30 Fund – Institutional

Return before taxes	14.54%	5.11%	10.20%

S&P Midcap 400 Index
(reflects no deduction for
fees, expenses or taxes)	17.88%	5.15%	8.91%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	5.75%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.53%		0.67%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.43%		0.67%
Total Annual Fund
Operating Expenses		1.27%		1.41%
Expense Reimbursement		N/A		(0.43	)%1
Net Expenses		1.27%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$129	$403	$697	$1,534
Institutional	$100	$404	$730	$1,654

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database
This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital
Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to

HENNESSY FUNDS	1-800-966-4354

meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with th e Russell 1000 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

		Since
		Inception
	One Year	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Investor

Return before taxes	10.44%	21.03%

Return after taxes
on distributions	10.26%	19.92%

Return after taxes on
distributions and sale
of Fund shares	7.03%	18.41%

Hennessy Cornerstone Large
Growth Fund – Institutional

Return before taxes	10.71%	21.40%

Russell 1000 Index
(reflects no deduction for
fees, expenses or taxes)	16.42%	20.81%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	20.29%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

WWW.HENNESSYFUNDS.COM

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.52%		0.46%
Shareholder Servicing	0.10%		None
All Remaining
Other Expenses	0.42%		0.46%
Total Annual Fund
Operating Expenses		1.26%		1.20%
Expense Reimbursement		N/A		(0.22	)%1
Net Expenses		1.26%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$128	$400	$692	$1,523
Institutional	$100	$359	$638	$1,435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in larger, dividend-paying companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ (“Market Leaders”). From the universe of Market Leaders, the Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the average of the Database

2)	Number of shares outstanding that exceeds the average of the Database

3)	12-month sales that are 50% greater than the average of the Database

4)	Cash flow that exceeds the average of the Database

The Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

WWW.HENNESSYFUNDS.COM

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Russell 1000 Value Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

HENNESSY FUNDS	1-800-966-4354

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone
Value Fund – Investor

Return before taxes	11.94%	2.00%	6.90%

Return after taxes
on distributions	11.49%	1.48%	6.45%

Return after taxes
on distributions and
sale of Fund shares	8.36%	1.59%	6.00%

Hennessy Cornerstone
Value Fund – Institutional

Return before taxes	12.24%	2.27%	7.05%

Russell 1000 Value Index
(reflects no deduction for
fees, expenses or taxes)	17.51%	0.59%	7.38%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY LARGE VALUE FUND

Investment Objective

The Hennessy Large Value Fund seeks long-term growth of capital and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.85%		0.85%
Distribution and Service (12b-1) Fees		None		None
Other Expenses		0.55%		0.37%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.45%		0.37%
Total Annual Fund
Operating Expenses		1.40%		1.22%
Expense Reimbursement		N/A		(0.24	)%1
Net Expenses		1.40%		0.98%

1
The Fund’s investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.  This contractual arrangement will continue indefinitely unless the Fund’s Board of Directors terminates it.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$143	$443	$766	$1,680
Institutional	$100	$363	$647	$1,456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 111 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and
•	stocks that the portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.
The Fund normally invests for the long-term, but may sell a security at any time that the Fund’s portfolio managers consider it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

HENNESSY FUNDS	1-800-966-4354

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective.  The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information

The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund’s Class S shares. The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 1000 Value Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY LARGE VALUE FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )
	One	Five	Ten
	Year	Year	Year
Hennessy Large
Value Fund – Investor

Return before taxes	16.33%	(0.30)%	5.62%

Return after taxes
on distributions	16.13%	(0.49)%	4.33%

Return after taxes
on distributions and
sale of Fund shares	10.88%	(0.29)%	4.82%

Hennessy Large
Value Fund – Institutional

Return before taxes	16.85%	0.01%	5.78%

Russell 1000 Value Index
(reflects no deduction for
fees, expenses or taxes)	17.51%	0.59%	7.38%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

For periods prior to March 20, 2009, performance shown reflects the performance of the Tamarack Value Fund’s Class S shares and includes expenses that are not applicable to and are different than those of the Investor Class and Institutional Class shares.

WWW.HENNESSYFUNDS.COM

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is RBC Global Asset Management (U.S.) Inc.

Portfolio Managers

The portfolio managers of the Fund are Stuart A. Lippe (lead manager), Barbara S. Browning, CFA, and Adam D. Scheiner, CFA. Each of the three portfolio managers have been with RBC Global Asset Management (U.S.) Inc. since 2007 in the role of senior portfolio manager.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses 1		0.63%
Shareholder Servicing	0.10%
Interest Expense	0.08%
All Remaining Other Expenses	0.45%
Total Annual Fund Operating Expenses		1.38%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$140	$437	$755	$1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

WWW.HENNESSYFUNDS.COM

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index (a broad measure of market performance) and the DJIA. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008 .

HENNESSY FUNDS	1-800-966-4354

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Total
Return Fund

Return before taxes	6.77%	1.49%	5.31%

Return after taxes
on distributions	6.55%	1.20%	5.00%

Return after taxes
on distributions and
sale of Fund shares	4.69%	1.21%	4.59%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	10.24%	2.62%	7.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy is primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.   Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

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HENNESSY EQUITY AND INCOME FUND

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.28%	0.26%
Acquired Fund Fees
and Expenses 1	0.02%	0.02%
Total Annual Fund
Operating Expenses	1.35%	1.08%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$137	$428	$739	$1,624
Institutional	$110	$343	$595	$1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund ’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remaining 60% of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.   The London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market domi-

HENNESSY FUNDS	1-800-966-4354

nance, have low business risk and continue to have solid long-term growth prospects.  In addition, The London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI utilizes its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management, which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach , which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.   The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.   As of January 31, 2013, the dollar-weighted average maturity of the Fund’s portfolio is 9.49 years.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk :  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk :  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk :  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or

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below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the FBR Balanced Fund (the “Predecessor Balanced Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index and the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY EQUITY AND INCOME FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 13.35% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

	One	Five	Ten
	Year	Year	Year
Hennessy Equity and
Income Fund – Investor

Returns before taxes	8.82%	4.65%	9.11%

Returns after taxes
on distributions	8.45%	3.92%	7.87%

Returns after taxes on
distributions and sale
of fund shares	6.00%	3.61%	7.42%

Hennessy Equity and
Income Fund – Institutional

Returns before taxes	9.06%	4.88%	9.36%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	11.16%	3.51%	6.39%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

HENNESSY FUNDS	1-800-966-4354

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are The London Company and FCI, for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

Portfolio Managers

The London Company investment team , which is jointly and primarily responsible for managing the equity portion of the Fund’s portfolio, is comprised of Stephen M. Goddard, Lead Portfolio Manager and CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Brian Campbell, CFA (Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager).  Messrs. Goddard and Moody have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007, Mr. Campbell has been a Portfolio Manager of the Predecessor Balanced Fund since September 2010, and Mr. DeVaul has been a Portfolio Manager of the Predecessor Balanced Fund since July 2011.

The FCI investment team , which is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio, is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

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HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses 1		0.80%
Shareholder Servicing	0.10%
All Remaining Other Expenses	0.70%
Total Annual Fund Operating Expenses		1.55%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$158	$490	$845	$1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17 % of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund’s portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund’s performance.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index and the DJIA.  For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008 .

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012)

	One	Five	Ten
	Year	Year	Year
Hennessy Balanced Fund

Return before taxes	3.73%	1.68%	3.62%

Return after taxes
on distributions	3.67%	1.54%	3.25%

Return after taxes
on distributions and
sale of Fund shares	2.50%	1.41%	3.04%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses or taxes)	10.24%	2.62%	7.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

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Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy serves as Portfolio Manager to the Fund, and has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery has served as Co-Portfolio Manager of the Fund since February 2011, and has been a Vice President of the Manager since 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORE BOND FUND

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.07%	0.51%
Acquired Fund Fees
and Expenses 1	0.10%	0.10%
Total Annual Fund
Operating Expenses	2.22%	1.41%
Expense Reimbursement 2	(0.82)%	(0.26)%
Net Expenses	1.40%	1.15%

1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the “Manager”) has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.05% of the Fund’s average daily net assets. The Manager has agreed to maintain this expense limitation through February 28, 2015. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$143	$529	$1,029	$2,404
Institutional	$117	$393	$719	$1,641

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities , asset-backed securities , and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can

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produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.   The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.   As of January 31, 2013 , the dollar-weighted average maturity of the Fund’s portfolio was 8.42 years.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk :  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk :  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk :  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to

HENNESSY FUNDS	1-800-966-4354

adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund . The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORE BOND FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 8.53% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )
	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund – Investor

Returns before taxes	7.23%	5.79%	6.86%

Returns after taxes
on distributions	6.03%	4.38%	5.21%

Returns after taxes on
distributions and sale
of fund shares	4.88%	4.18%	5.04%

Hennessy Core
Bond Fund – Institutional

Returns before taxes	7.46%	6.05%	7.12%

Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	3.89%	5.18%	4.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Core Bond Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

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HENNESSY GAS UTILITY INDEX FUND

Investment Objective

The Hennessy Gas Utility Index Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.69%
EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 63 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and

HENNESSY FUNDS	1-800-966-4354

transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration Risk :  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking Risk :  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

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Performance Information

The Fund is a successor to the FBR Gas Utility Index Fund (the “ Predecessor Gas Utility Index Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the AGA Stock Index .  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.55% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008 .

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Gas
Utility Index Fund

Returns before taxes	7.45%	6.08%	12.35%

Returns after taxes
on distributions	6.62%	5.31%	11.50%

Returns after taxes on
distributions and sale
of fund shares	5.93%	5.06%	10.81%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

AGA Stock Index
(reflects no deduction for
fees, expenses or taxes)	6.77%	5.20%	11.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is Winsor (Skip) H. Aylesworth.  Mr. Aylesworth has served as Portfolio Manager of the Fund since 2001.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY SMALL CAP FINANCIAL FUND

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.35%
Acquired Fund Fees
and Expenses 1	0.06%	0.06%
Total Annual Fund Operating Expenses	1.51%	1.31%
1
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$154	$477	$824	$1,802
Institutional	$133	$415	$718	$1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

WWW.HENNESSYFUNDS.COM

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small Sized Companies Risk :  The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk :  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the FBR Small Cap Financial Fund ( the “ Predecessor Small Cap Financial Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund . The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the NASDAQ Bank Index and the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

HENNESSY SMALL CAP FINANCIAL FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Small Cap
Financial Fund – Investor

Returns before taxes	21.42%	5.71%	6.35%

Returns after taxes
on distributions	21.30%	5.54%	5.13%

Returns after taxes
on distributions
and sale of fund shares	14.07%	4.89%	5.39%

Hennessy Small Cap
Financial Fund – Institutional

Returns before taxes	21.71%	5.93%	6.46%

NASDAQ Bank Index
(reflects no deduction for
fees, expenses or taxes)	18.73%	(4.43)%	0.74%

Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	16.35%	3.56%	9.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.
Mr. Ellison has served as Portfolio Manager of the Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY LARGE CAP FINANCIAL FUND

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital
appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses 1	0.42%
Total Annual Fund Operating Expenses	1.57%
1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$161	$499	$860	$1,878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

HENNESSY FUNDS	1-800-966-4354

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large Sized Companies Risk :  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk :  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the FBR Large Cap Financial Fund (the “ Predecessor Large Cap Financial Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the KBW Bank Index.  For additional information on these indexes, please see “Index Descriptions” on pae 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

WWW.HENNESSYFUNDS.COM

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

	One	Five	Ten
	Year	Year	Year
Hennessy Large Cap
Financial Fund

Returns before taxes	27.77%	1.14%	4.60%

Returns after taxes
on distributions	27.76%	1.08%	3.58%

Returns after taxes on
distributions and sale
of fund shares	18.07%	0.94%	3.88%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

KBW Bank Index
(reflects no deduction for
fees, expenses or taxes)	32.91%	(8.28)%	(0.96)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.
Mr. Ellison has served as Portfolio Manager of the Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY TECHNOLOGY FUND

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses 1	2.06%	3.22%
Total Annual Fund
Operating Expenses	3.21%	4.12%
Expense Reimbursement 2	(1.25)%	(2.41)%
Net Expenses	1.96%	1.71%
1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

2
The Fund’s investment manager (the “Manager”) has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Fund and 1.70% of the average daily net assets of the Institutional Class shares of the Fund. The Manager has agreed to maintain this expense limitation through February 28, 2015. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$199	$742	$1,440	$3,297
Institutional	$174	$782	$1,656	$3,909

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instru-

WWW.HENNESSYFUNDS.COM

mentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk :  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

HENNESSY FUNDS	1-800-966-4354

Performance Information

The Fund is a successor to the FBR Technology Fund (the “ Predecessor Technology Fund ”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY TECHNOLOGY FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )
	One	Five	Ten
	Year	Year	Year
Hennessy Technology
Fund – Investor

Returns before taxes	8.67%	(0.67)%	7.74%

Returns after taxes
on distributions	8.67%	(0.67)%	6.80%

Returns after taxes on
distributions and sale
of fund shares	5.63%	(0.57)%	6.39%

Hennessy Technology
Fund – Institutional

Returns before taxes	8.93%	(0.56)%	7.80%

S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	16.00%	1.66%	7.10%

NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	17.73%	3.78%	9.46%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

The Portfolio Managers of the Fund are David H. Ellison and Winsor (Skip) H. Aylesworth.  Mr. Ellison and Mr. Aylesworth have served as C o-Portfolio Managers of the Fund since the commencement of operations in February 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Investor	Institutional
Sales charge (load)	None	None
Redemption fee	None	None
Exchange fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (12b-1) Fees		None		None
Other Expenses 1		1.04%		0.86%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.94%		0.86%
Total Annual Fund
Operating Expenses		2.04%		1.86%
1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$207	$640	$1,098	$2,369
Institutional	$189	$585	$1,006	$2,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2 % of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets in equity securities of Japanese companies.  The Fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and Japan pooled investment vehicles.  The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

HENNESSY FUNDS	1-800-966-4354

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk:  The Fund is actively managed and its performance, therefore, will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk:  The Fund may invest in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk:  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  While investments in all foreign countries are subject to these types of risks, the Fund’s concentration in Japanese securities could cause the Fund’s performance to be more volatile than that of more geographically diversified funds.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Tokyo Stock Price Index (TOPIX) and the Russell/Nomura Total Market Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus.   The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

WWW.HENNESSYFUNDS.COM

HENNESSY JAPAN FUND
TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )
			Since
	One	Five	Inception
	Year	Year	(10/31/03)
Hennessy Japan
Fund - Investor

Returns before taxes	11.61%	1.46%	6.07%

Returns after taxes
on distributions	11.75%	1.53%	5.77%

Returns after taxes on
distributions and sale
of fund shares	7.71%	1.33%	5.17%

Hennessy Japan
Fund - Institutional

Returns before taxes	11.94%	1.63%	6.24%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	7.84%	(3.38)%	2.08%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses or taxes)	8.05%	(3.24)%	5.38%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

The Portfolio Managers of the Fund are Masakazu Takeda, who has been a portfolio manager of the Fund since November 2006, and Yu Shimizu, who has been a portfolio manager of the Fund since January 2012.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.20%
Distribution and Service (12b-1) Fees		None
Other Expenses		1.14%	1
Shareholder Servicing Fee	0.10%
All remaining Other Expenses	1.04%
Total Annual Fund Operating Expenses		2.34%
1 Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$237	$730	$1,250	$2,676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49 % of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies.  As of December 31, 2012 , the bottom 15% of Japanese companies had market capitalizations under approximately 93.1 billion Japanese yen, or the equivalent of $1.09 billion.  This market capitalization range will vary due to market conditions  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations.  The Fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and Japan pooled investment vehicles.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

WWW.HENNESSYFUNDS.COM

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk:  The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk:  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  While investments in all foreign countries are subject to these types of risks, the Fund’s concentration in Japanese securities could cause the Fund’s performance to be more volatile than that of more geographically diversified funds.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk:  Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles.  In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with th e Tokyo Stock Price Index (TOPIX) and the Russell/Nomura Small Cap Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus .  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY FUNDS	1-800-966-4354

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008 .

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2012 )

			Since
	One	Five	Inception
	Year	Year	(8/31/07)
Hennessy Japan
Small Cap Fund

Returns before taxes	12.76%	3.46%	3.79%

Returns after taxes
on distributions	9.20%	2.71%	3.04%

Returns after taxes on
distributions and sale
of fund shares	12.81%	2.99%	3.25%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	7.84%	(3.38)%	(4.14)%

Russell/Nomura
Small Cap Index
(reflects no deduction for
fees, expenses or taxes)	6.37%	1.77%	0.26%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

The P ortfolio M anagers of the Fund are Tadahiro Fujimura, who has been a portfolio manager of the Fund since its inception, and Hidehiro Moriya , who has been a portfolio manager of the Fund since June, 2012 .

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 51 of this Prospectus.

WWW.HENNESSYFUNDS.COM

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Funds or the Funds’ investment manager.

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.   For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement for the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

HENNESSY FUNDS	1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund , the Cornerstone Large Growth Fund and the Cornerstone Value Fund:

•	Each Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.

•
Each Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database). The Capital IQ Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1

1
Although Capital IQ, Inc. (“CIQ”) obtains information for inclusion in, or for use in, the Capital IQ Database from sources that it considers reliable, CIQ does not guarantee the accuracy or completeness of the information contained in the Capital IQ Database.  CIQ makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the Capital IQ Database. S&P Capital IQ makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Capital IQ Database. “Standard & Poor’s”, “S&P”, and “Capital IQ” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by CIQ or any of its affiliates or parent companies.

•
Utilizing their Strategies and Formulas, the Funds offer a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of eachyear that rejects the idea of market timing. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects stocks held in each Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Fund’s Strategy or Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when each Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for each Fund using its Strategy or Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Fund’s Strategy or Formula.

In the event of extreme market volatility, the Manager reserves the right to forego the use of positive three-month and/or six-month positive price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

WWW.HENNESSYFUNDS.COM

The following statements apply to both the Hennessy Total Return Fund and Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund will take a temporary defensive position. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes or repurchase agreements) or money market mutual funds.

•
When funding redemption requests, each Fund will first utilize any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it will endeavor to maintain its asset allocation strategy. Again, each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions thereby reducing total transaction costs.

HISTORICAL PERFORMANCE
of The Hennessy Funds’ Formulas

Because the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund do not yet have ten years of actual performance, we have included the following charts and tables which compare the total return of each of these Funds’ Formulas with the returns of their respective benchmark index as well as with returns of the S&P 500 Index for each of the last ten years. The performance shown is that of a hypothetical portfolio managed in accordance with the dictates of the applicable strategy for the historical periods indicated and the actual performance of the Investor Class shares of the Funds since their inception. For the historical periods, the Formulas employed by the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund assume a December 31 rebalance date.

The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

Actual performance of a Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund’s portfolio may be weighted equally at all times due to appreciation or depreciation in a stock’s value; purchases and sales of stocks for the Fund’s portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Funds, the Manager may make limited modifications to the Formulas as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolios would have been lower if the fees, commission costs and expenses had been deducted. The actual performance shown (since inception) is net of fees and expenses.

For the hypothetical portfolios, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager’s decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Formulas in managing the Funds. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE MID CAP 30 FUND1 - INVESTOR CLASS SHARES

	2003**	2004*	2005*	2006*	2007*	2008*	2009*	2010*	2011*	2012*	Total
Focus 30 Fund	26.17%	14.10%	32.74%	11.91%	6.69%	-33.10%	24.67%	27.26%	4.05%	14.10%	128.59%
S&P 400 Midcap Index	35.62%	16.48%	12.56%	10.32%	7.98%	-36.23%	37.38%	26.64%	-1.73%	17.88%	126.90%
S&P 500	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	88.39%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

1	The hypothetical performance assumes a December 31 rebalance date.
*	Actual returns of Fund, net of fees and expenses.
**	For the period January 1, 2003 through September 16, 2003, returns are hypothetical. For the period September 17, 2003 through December 31, 2003, returns are based on actual Fund performance.

WWW.HENNESSYFUNDS.COM

HENNESSY CORNERSTONE LARGE GROWTH FUND1 - INVESTOR CLASS SHARES

	2003**	2004**	2005**	2006**	2007**	2008**	2009**	2010*	2011*	2012*	Total
Cornerstone Large Growth	34.14%	20.59%	14.44%	35.14%	24.40%	-41.41%	54.61%	18.85%	2.59%	10.44%	173.79%
Russell 1000 Index	29.89%	11.40%	6.27%	15.46%	5.77%	-37.60%	28.43%	16.10%	1.50%	16.42%	93.64%
S&P 500	28.68%	10.88%	4.91%	15.80%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	88.39%

Standard Deviation measures an investment’s volatility or “risk.” The greater the standard deviation, the more variable the rate of return.

1	The hypothetical performance assumes a December 31 rebalance date.
*	Actual returns of Fund, net of fees and expenses.
**	For the period January 1, 2003 through March 19, 2009, returns are hypothetical. For the period March 20, 2009 through December 31, 2009 returns are based on actual Fund performance.

HENNESSY FUNDS	1-800-966-4354

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2013 , the Manager managed approximately $3.2 billion of net assets on behalf of the Hennessy Funds.

Management Fees

For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Manager the following advisory fees (these advisory fees remain current as of the date of this Prospectus):

FUND	ADVISORY FEE
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus Fund	0.90%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Large Value Fund	0.85%
Hennessy Total Return Fund	0.60%
Hennessy Gas Utility Index Fund	0.40%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Technology Fund	0.90%
Hennessy Japan Fund	1.00%
Hennessy Japan Small Cap Fund	1.20%
Hennessy Equity and Income Fund	0.80%
Hennessy Balanced Fund	0.60%
Hennessy Core Bond Fund	0.80%

The Manager has contractually agreed to insure that net expenses (excluding certain expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Hennessy Cornerstone Growth, Hennessy Cornerstone Mid Cap 30, Hennessy Cornerstone Large Growth, Hennessy Cornerstone Value and Hennessy Large Value Funds.

The Manager has contractually agreed to insure that net expenses (excluding certain expenses) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Hennessy Focus, Hennessy Large Cap Financial, Hennessy Small Cap Financial and Hennessy Technology Fund and 0.85% of the average daily net assets of the Hennessy Gas Utility Index Fund.

The Manager has contractually agreed to insure that net expenses (excluding certain expenses) do not exceed 1.70% of the average daily net assets of the Institutional Class shares of the Hennessy Focus, Hennessy Small Cap Financial and Hennessy Technology Funds.

The Manager has contractually agreed to insure that net expenses (excluding certain expenses) do not exceed 1.08% and 1.05% of the average daily net assets of the Investor Class and Institutional Class shares of the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund.

Portfolio Managers Employed by Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.

Neil J. Hennessy serves as Portfolio Manager to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid-Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund. Mr. Hennessy has been the President, Chief Investment Officer, and a Director of the Manager, a registered investment advisor, since its organization in 1989.

Brian E. Peery is Vice President, Co-Portfolio Manager of the Hennessy Cornerstone Growth, Hennessy Cornerstone Mid Cap 30, Hennessy Cornerstone Large Growth, Hennessy Cornerstone Value, Hennessy Total Return and Hennessy Balanced Funds, and has been employed by the Manager since 2002.

Winsor (Skip) H. Aylesworth has served as C o- P ortfolio M anager of the Hennessy Technology Fund since the Fund’s commencement of operations and has served as P ortfolio M anager of the Hennessy Gas Utility Index Fund since 2001.   Prior to October 26, 2012 , Mr. Aylesworth was employed by FBR Fund Advisers, Inc.

WWW.HENNESSYFUNDS.COM

David H. Ellison has served as P ortfolio M anager of the Hennessy Large Cap Financial and Hennessy Small Cap Financial Fund s and C o- P ortfolio M anager of the H ennessy Technology Fund since the commencement of each Fund’s operations.   Prior to October 26, 2012, Mr. Ellison was employed by FBR Fund Advisers, Inc.

Sub-Advisors

The Manager has delegated day-to-day management of the Hennessy Focus Fund to Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA  22209.  Broad Run is newly registered with the SEC as an investment adviser.

The Manager has delegated the day-to-day management of the Hennessy Large Value Fund to RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  RBC GAM (U.S.) has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986.  They maintain offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402.

The Manager has delegated the day-to-day management of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”).

SPARX is a wholly-owned subsidiary of SPARX Group Co., Ltd., a publicly-listed company traded on JASDAQ.  Shuhei Abe founded SPARX Group in 1989, and is SPARX Group’s Chief Investment Officer. In this capacity he is responsible for setting policy on general market trends, the investment research process, and the overall investment direction of SPARX’s Japan-focused asset management.  SPARX is registered with the Securities and Exchange Commission as an investment adviser.  In addition, SPARX Asset Management Co., Ltd. also is registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business, the first financial instruments business and the second financial instruments business.

SPARX maintains offices at Tennoz First Tower 16F, 2-2-4 Higashi Shinagawn, Shinagawa-ku, Tokyo 140-0002, Japan.

T he Manager retains The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City , MO 64110, to manage day-to-day operations of the Hennessy Equity and Income Fund’s equity and fixed income investments, respectively.  The Manager has delegated day-to-day management of the Hennessy Core Bond Fund to FCI .

The London Company is organized as a Delaware limited liability company and is registered with the SEC as an investment adviser.   The London Company has been providing investment advisory services since 1994.  As of January 31, 2012, The London Company managed approximately $2.8 billion on behalf of its advisory clients, including individuals, charitable organizations and other registered investment companies.

FCI is organized as a Delaware corporation and is registered with the SEC as an investment adviser.  FCI has been providing investment advisory services since 1966.  As of January 31, 2012, FCI managed approximately $4.6 billion on behalf of its advisory clients, including high net worth individuals, banks, investment companies and other corporations.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by C o- P ortfolio M anagers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.

HENNESSY FOCUS FUND – BROAD RUN INVESTMENT MANAGEMENT, LLC

David S. Rainey, CFA has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Rainey was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May 1998.

Ira M. Rothberg, CFA has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Rothberg was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.

Brian E. Macauley, CFA has served as Co-Portfolio Manager of the Fund since August 2009.  Prior to October 26, 2012, Mr. Macauley was employed by FBR Fund Advisers, Inc.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.

HENNESSY FUNDS	1-800-966-4354

HENNESSY LARGE VALUE FUND – RBC GLOBAL ASSET MANAGEMENT (U.S.)

The Hennessy Large Value Fund employs a team of seasoned portfolio managers who are equally responsible for the day-to-day management of the portfolio of the Fund, and each of whom have responsibility for providing expertise in a focused number of industry sectors.

Stuart A. Lippe, the lead portfolio manager of the Hennessy Large Value Fund, has been a senior portfolio manager at RBC GAM (US) since 2007, was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007 and began his career in the investment advisory business in 1978. He currently has responsibilities for Health Care, Energy, Materials and Consumer Staples sectors.

Barbara S. Browning, CFA, has been a senior portfolio manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Freedom Capital Management’s Value team and began her career in the investment advisory business in 1991. She currently has responsibilities for Consumer Discretionary, Information Technology and Telecommunications sectors.

Adam D. Scheiner, CFA, has been a senior portfolio manager at RBC GAM (US) since 2007, was Portfolio Manager and Research Analyst on Credit Suisse Asset Management’s large cap value team and began his career in the investment advisory business in 1989. He currently has responsibilities for Industrials and Financials sectors.

HENNESSY JAPAN AND JAPAN SMALL CAP FUNDS – SPARX ASSET MANAGEMENT CO., LTD.

The Hennessy Japan Fund and the Hennessy Japan Small Cap Fund are co-managed by some of the largest and most experienced Asia-based asset management specialists. The Hennessy Japan Fund’s C o- P ortfolio M anagers are Masakazu Takeda and Yu Shimizu. The Hennessy Japan Small Cap Fund’s C o- P ortfolio M anagers are Tadahiro Fujimura and Hidehiro Moriya .

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Masakazu Takeda, CMA, has been a Portfolio Manager of the Hennessy Japan Fund since November, 2006, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He has been an analyst and fund manager with SPARX since 1999. Prior to joining SPARX, Masa was employed by the Long Term Credit Bank of Japan (currently Shinsei Bank) and LTCB Warburg (now UBS Securities).

Yu Shimizu, CMA, has been a portfolio manager of the Hennessy Japan Fund since January, 2012.  He joined SPARX in 2005.  Prior to joining SPARX, Yu worked as an analyst at UFJ Partners Asset Management Co., Ltd. (currently, Mitsubishi UFJ Asset Management Co., Ltd.) and as an analyst at Yasuda Capital Management Co., Ltd. (currently, Yasuda Asset Management Co., Ltd.).

Tadahiro Fujimura, CFA and CMA, has been a Portfolio Manager of the Hennessy Japan Small Cap Fund since its inception, and has primary responsibility for the day-to-day management of the Fund’s portfolio. He acts as head of the Investment & Research Division at SPARX and is responsible for overseeing Japanese Mid and Small Cap Strategies. Prior to joining SPARX, Tad was chief portfolio manager of the small cap investment team at Nikko Investment Trust & Management (currently Nikko Asset Management).

Hidehiro Moriya has been a Portfolio Manager of the Hennessy Japan Small Cap Fund since June, 2012. He joined SPARX in May, 2006, as a research analyst. Prior to joining SPARX, he worked in the investment banking division of Morgan Stanley Japan Limited, where he handled large equity offerings and mergers and acquisitions.

HENNESSY EQUITY AND INCOME FUND –
EQUITY INVESTMENTS – THE LONDON COMPANY

Stephen M. Goddard, CFA, the lead Portfolio Manager of the Fund, is Managing Director and Founder of The London Company, and heads The London Company’s investment committee. Stephen has managed the equity portfolio of the Fund since July 16, 2007.

J. Brian Campbell, CFA, is a P ortfolio M anager, director of research and a member of The London Company’s investment committee. Brian has managed the equity portion of the Fund since joining The London Company in September 2010. Before joining The London Company , Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management.

Mark E. DeVaul, CFA, CPA, is a P ortfolio M anager and a member of The London Company’s investment committee.  Mr. DeVaul has managed the equity portion of the Fund since joining The London Company in July 2011.  Before joining The London Company , Mr. DeVaul spent over eight years with Nuveen Investments.

Jonathan T. Moody, CFA, is a principal, P ortfolio M anager, and a member of The London Company’s investment committee. Mr. Moody has managed the equity portion of the Fund since July 16, 2007. Prior to joining The London Company, he founded Primary Research Group.

HENNESSY EQUITY AND INCOME FUND – FIXED INCOME
INVESTMENTS AND HENNESSY CORE BOND FUND –
FINANCIAL COUNSELORS, INC.

Gary B. Cloud, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income por-

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tion of the Hennessy Equity and Income Fund and the assets in the Hennessy Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.

Peter G. Greig, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Hennessy Equity and Income Fund and the assets in the Hennessy Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.   He chairs FCI’s Fixed Income Investment Committee.

Sub-Advisory Fee

For the most recent fiscal year, the Manager (not the Funds) paid a sub-advisory fee, based upon the daily net assets of each Fund that is subadvised, at the rate of 0.29% for the Hennessy Focus Fund , 0.35% for the Hennessy Large Value Fund, 0.35% for the Hennessy Japan Fund , 0.20% for the Hennessy Japan Small Cap Fund , 0.33% for the equity portion of the Hennessy Equity and Income Fund, 0.27% for the fixed income portion of the Hennessy Equity and Income Fund and 0.27% for the Hennessy Core Bond Fund.  For the fiscal year ending October 31, 2013, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Hennessy Core Bond Fund to 0.15% of the Fund's average daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

Additional Manager and Sub-Advisor Information

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements with the Manager and the sub-advisory agreements with the sub-advisors is available in the semi-annual report of the Hennessy Funds to shareholders for the period ended April 30, 2012 and in the annual report of the Hennessy Funds to shareholders for the period ended October 31, 2012.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds that they manage.

Distribution Fees

Each of the Hennessy Focus Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund, the Hennessy Technology Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to October 26, 2014.  Under these plans, each Fund pays a service and/or distribution fee at an annual rate of up to 0.25% of the average daily net assets of a Fund’s Investor Class shares .

The Hennessy Total Return Fund and the Hennessy Balanced Fund have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act.  This Plan allows these two Funds to use up to 0.25% of their average daily net assets to pay sales, distribution and other fees for the sale of their shares and for services provided to investors.  Currently, the Board of Directors of The Hennessy Funds, Inc. has approved the payment of up to 0.15% of each of these Fund’s average daily net assets as a Rule 12b-1 fee.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each of the Hennessy Cornerstone Growth, Hennessy Cornerstone Mid Cap 30, Hennessy Cornerstone Large Growth, Hennessy Cornerstone Value, Hennessy Large Value, Hennessy Total Return, Hennessy Balanced, Hennessy Japan and Hennessy Japan Small Cap Funds has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with the Funds;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations and addresses;

•	responding generally to questions of shareholders; and

•	providing such other similar services as the Funds may request.

For such services, each Fund pays an annual service fee to the Manager equal to 0.10% of its average daily net assets. Investor Class shares are subject to this servicing fee, while Institutional Class shares are not subject to this servicing fee.

HENNESSY FUNDS	1-800-966-4354

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Classes of Shares

The following Funds offer Institutional Class shares:

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Japan Fund

Institutional Class shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from a Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

Account Minimum Investments –
Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Fund. Each Fund may waive the minimum investment requirements from time to time.

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Investors purchasing a Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

Account Minimum Investments –
Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.

You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a

HENNESSY FUNDS	1-800-966-4354

reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:
For regular mail delivery:For overnight delivery:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares , the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established

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on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly , semi-annually and annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•Coverdell Education Savings Account

•Traditional IRA

•Roth IRA

•SEP-IRA for sole proprietors, partnerships and corporations

•SIMPLE-IRA

The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced

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and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;

•	IRA transfer;

•	Account ownership is being changed; and

•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds

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for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY INVESTOR CLASS ACCOUNT BE INVOLUNTARILY REDEEMED?

A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

CAN MY INSTITUTIONAL CLASS ACCOUNT BE INVOLUNTARILY CONVERTED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which their FBR Fund was reorganized.

How To Exchange Shares

You may exchange shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and

HENNESSY FUNDS	1-800-966-4354

the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program

As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five days prior to the next payment.

A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions

Capital Gains.  Each of the Funds pays capital gains, if any, once annually, usually in November or December

Dividends.  The following Funds declare and pay dividends, if any, once annually:

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Small Cap Financial Fund
Hennessy Large Cap Financial Fund
Hennessy Technology Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund

The following Funds declare and pay dividends quarterly:
Hennessy Total Return Fund
Hennessy Gas Utility Index Fund
Hennessy Equity and Income Fund
Hennessy Balanced Fund

The Hennessy Core Bond Fund declares and pays dividends monthly.

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	Split Cash Reinvest Options:

o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Tax Information

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different

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rates depending on the length of time the Fund holds the assets generating the capital gains).

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions

The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 10% of the Russell 3000’s total market capitalization.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large-cap value stocks.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Index is a subset of the Russell 1000 Index, as it includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

The S&P Midcap 400 Index is a widely recognized, unmanaged index of mid-cap stocks.

The KBW Bank Index is a capitalization-weighted index composed of 24 geographically diverse stocks representing national money center banks and leading regional institutions.

The NASDAQ Bank Index is a capitalization weighted index of domestic and foreign common stocks of banks that are traded on the NASDAQ National Market System.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.

The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.

The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.

The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

The Tokyo Stock Price Index (TOPIX) is an unmanaged, capitalization weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.

The Russell/Nomura Total Market Index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s OTC market, in terms of market capitalization.

The Russell/Nomura Small Cap Index contains the bottom 15% of the Russell/Nomura Total Market Index, which contains the top 98% of all stocks listed on Japan's stock exchange and registered on Japan’s OTC market, in terms of market capitalization.

Householding

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your re-

HENNESSY FUNDS	1-800-966-4354

quest. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Funds for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.   For the Hennessy Cornerstone Growth, Hennessy Cornerstone Mid Cap 30, Hennessy Cornerstone Large Growth, Hennessy Cornerstone Value, Hennessy Large Value, Hennessy Total Return, Hennessy Japan, Hennessy Japan Small Cap and Hennessy Balanced Funds, this information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm ( T he information related to the Hennessy Cornerstone Large Growth Fund and the Hennessy Large Value Fund for the periods prior to September 30, 2009, and the information related to the Hennessy Japan and Hennessy Japan Small Cap Funds for periods prior to October 31, 2009, was audited by a different public accounting firm). For the Hennessy Focus, Hennessy Gas Utility Index, Hennessy Small Cap Financial, Hennessy Large Cap Financial, Hennessy Technology, Hennessy Equity and Income and Hennessy Core Bond Funds, this information has been derived from financial statements audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (except the information related to the Hennessy Equity and Income and Hennessy Core Bond Funds for the periods prior to March 31, 2010, which was audited by a different public accounting firm). KPMG LLP’s report , Tait, Weller & Baker LLP’s report and the Funds’ financial statements are included in the respective Annual Report s , which are available upon request.

On March 20, 2009, the Tamarack Large Growth Fund, Class A, Class I, Class C, Class R and Class S shares (the “Predecessor Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Cornerstone Large Growth, Investor Class shares, a series of Hennessy Funds Trust.  Prior to the reorganization, the Fund had no investment operations.  The Hennessy Cornerstone Large Growth Fund is the successor to the Predecessor Large Growth Fund.  The information presented for the periods prior to March 20, 2009 incorporates the operations of the Tamarack Large Growth Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Investor Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Fund’s operations.  However, the total returns of the Tamarack Large Growth Fund are not relevant to investors in the Hennessy Cornerstone Large Growth Fund because the Tamarack Large Growth Fund did not utilize the Cornerstone Large Growth Formula.

On March 20, 2009, the Tamarack Value Fund, Class A, Class C, Class R and Class S shares (the “Predecessor Value Fund”), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Large Value Fund, Investor Class shares, a series of Hennessy Funds Trust. Prior to the reorganization, the Fund had no investment operations. The Hennessy Large Value Fund is the successor to the Predecessor Value Fund. The information presented for periods prior to March 20, 2009 incorporates the operations of the Tamarack Value Fund’s Class S shares (this Class was the largest share Class and the share Class most similar to the Investor Class shares in terms of fees and expenses), which, as a result of the reorganization, are the Fund’s operations.

On September 17, 2009, Hennessy Advisors, Inc. became the investment manager to the Hennessy Japan Fund and Hennessy Japan Small Cap Fund. The Funds’ investment objectives, principal investment strategies and sub-advisor have remained the same under the new manager.

Each of the following Funds is a successor to a series of The FBR Funds, pursuant to a reorganization that took place after the close of business on October 26, 2012 (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”): Hennessy Focus Fund is the successor to the FBR Focus Fund; Hennessy Large Cap Financial Fund is the successor to the FBR Large Cap Financial Fund; Hennessy Small Cap Financial Fund is the successor to the FBR Small Cap Financial Fund; Hennessy Technology Fund is the successor to the FBR Technology Fund; Hennessy Gas Utility Index Fund is the successor to the FBR Gas Utility Index Fund; Hennessy Equity and Income Fund is the successor to the FBR Balanced Fund; and Hennessy Core Bond Fund is the successor to the FBR Core Bond Fund.  Prior to that date, each Fund had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the Funds (the Investor Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund), and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the Funds (the Institutional Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund).

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Financial Highlights
Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$9.97	$10.28	$8.81	$8.80	$19.41

Income from investment operations:
Net investment loss	(0.07)	(0.08)	(0.10)	(0.04)	(0.05)
Net realized and unrealized gains (losses) on securities	2.48	(0.23)	1.57	0.05	(8.32)
Total from investment operations	2.41	(0.31)	1.47	0.01	(8.37)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	(2.24)
Total distributions	—	—	—	—	(2.24)
Net asset value, end of period	$12.38	$9.97	$10.28	$8.81	$8.80

TOTAL RETURN	24.17%	(3.02)%	16.69%	0.11%	(48.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$265.60	$184.40	$207.11	$228.96	$312.50
Ratio of expenses to average net assets	1.34%	1.33%	1.34%	1.36%	1.25%
Ratio of net investment loss to average net assets	(0.66)%	(0.78)%	(0.89)%	(0.42)%	(0.29)%
Portfolio turnover rate(1)	90%	106%	103%	108%	103%

(1) Portfolio turnover is calculated on the basis of the Fund as a whole.
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Financial Highlights
Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$10.37	$8.86	$8.82	$13.29

Income from investment operations:
Net investment income (loss)	(0.04)	(0.05)	(0.07)	—	0.01
Net realized and unrealized gains (losses) on securities	2.52	(0.23)	1.58	0.04	(4.48)
Total from investment operations	2.48	(0.28)	1.51	0.04	(4.47)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$12.57	$10.09	$10.37	$8.86	$8.82

TOTAL RETURN	24.58%	(2.70)%	17.04%	0.45%	(34.13	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$37.11	$2.53	$3.12	$4.68	$5.09
Ratio of expenses to average net assets:
Before expense reimbursement	1.11%	1.09%	1.09%	1.11%	1.12	%(3)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.38)%	(0.55)%	(0.64)%	(0.17)%	0.15	%(3)
After expense reimbursement	(0.51)%	(0.44)%	(0.53)%	(0.04)%	0.29	%(3)
Portfolio turnover rate(4)	90%	106%	103%	108%	103	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Focus Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$49.80	$47.57		$37.56	$37.40	$57.97

Income from investment operations:
Net investment income (loss)	(0.39)	(0.50	)(1)	(0.64)	(0.42)	(0.44)
Net realized and unrealized gains (losses) on securities	7.61	4.44		10.65	5.76	(19.51)
Total from investment operations	7.22	3.94		10.01	5.34	(19.95)

Less Distributions:
Dividends from net investment income	—	—		—	—	(0.12)
Dividends from net realized gains	(5.24)	(1.72)		—	(5.19)	(0.51)
Total distributions	(5.24)	(1.72)		—	(5.19)	(0.63)
Paid-in capital from redemption fees	0.00 (2)	0.01		0.00 (2)	0.01	0.01
Net asset value, end of year	$51.78	$49.80		$47.57	$37.56	$37.40

TOTAL RETURN	16.17%	8.35%		26.65%	17.74%	(34.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$707.61	$611.34		$670.84	$759.77	$717.78
Ratio of expenses to average net assets	1.41%	1.44%		1.51%	1.43%	1.42%
Ratio of net investment loss to average net assets	(0.79)%	(1.01)%		(1.31)%	(1.16)%	(0.67)%
Portfolio turnover rate(3)	13%	13%		5%	5%	17%

(1)  Calculated based on average shares outstanding method.
(2)  Amount is less than $0.01.
(3)  Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Focus Fund

For an Institutional Class share outstanding throughout each period*

						Period Ended
	Year Ended October 31,					October 31,
	2012	2011		2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$50.02	$47.64		$37.84	$130.93	$180.00

Income from investment operations:
Net investment income (loss)	(0.22)	(0.37	)(2)	(0.41)	(0.25)	(0.20)
Net realized and unrealized gains (losses) on securities	7.63	4.47		10.58	0.59	(49.05)
Total from investment operations	7.41	4.10		10.17	0.34	(49.25)

Less Distributions:
Dividends from net investment income	—	—		(0.37)	—	—
Dividends from net realized gains	(5.24)	(1.72)		—	(93.45)	—
Total distributions	(5.24)	(1.72)		(0.37)	(93.45)	—
Paid-in capital from redemption fees	0.00 (3)	0.00	(3)	0.00 (3)	0.02	0.18
Net asset value, end of period	$52.19	$50.02		$47.64	$37.84	$130.93

TOTAL RETURN	16.51%	8.53%		27.32%	18.15%	(27.30	)%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$77.28	$49.01		$36.81	$34.23	$16.83
Ratio of expenses to average net assets	1.12%	1.15%		1.26%	1.15%	1.05	%(5)
Ratio of net investment income (loss) to average net assets	(0.52)%	(0.76)%		(1.06)%	(0.88)%	(0.70	)%(5)
Portfolio turnover rate(6)	13%	13%		5%	5%	17	%(4)

*	Per share amounts have been restated on a retroactive basis to reflect a 1:18 reverse stock split effective December 10, 2010.
(1)	Institutional Class shares commenced operations on May 30, 2008.
(2)	Calculated based on average shares outstanding method.
(3)	Amount is less than $0.01.
(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$12.15	$11.18	$8.73	$8.02	$13.67

Income from investment operations:
Net investment income (loss)	0.08	(0.09)	(0.03)	(0.02)	(0.06)
Net realized and unrealized gains (losses) on investments	1.83	1.06	2.48	0.73	(3.57)
Total from investment operations	1.91	0.97	2.45	0.71	(3.63)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	(2.02)
Total distributions	—	—	—	—	(2.02)
Net asset value, end of period	$14.06	$12.15	$11.18	$8.73	$8.02

TOTAL RETURN	15.72%	8.68%	28.06%	8.85%	(30.81)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$145.85	$146.23	$123.20	$128.36	$167.32
Ratio of expenses to average net assets	1.37%	1.36%	1.39%	1.39%	1.27%
Ratio of net investment income (loss) to average net assets	0.59%	(0.79)%	(0.26)%	(0.20)%	(0.62)%
Portfolio turnover rate(1)	25%	107%	87%	90%	123%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$12.32	$11.29	$8.78	$8.04	$11.15

Income from investment operations:
Net investment income (loss)	0.09	(0.05)	0.02	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	1.90	1.08	2.49	0.72	(3.09)
Total from investment operations	1.99	1.03	2.51	0.74	(3.11)

Less Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$14.31	$12.32	$11.29	$8.78	$8.04

TOTAL RETURN	16.15%	9.12%	28.59%	9.20%	(27.89	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$41.62	$24.06	$21.38	$27.44	$26.78
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%	1.14%	1.16%	1.15%	1.13	%(3)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%	(0.41)%	(0.03)%	0.04%	(0.28	)%(3)
After expense reimbursement	1.08%	(0.57)%	0.15%	0.21%	(0.13	)%(3)
Portfolio turnover rate(4)	25%	107%	87%	90%	123	%(2)

(1)  Institutional Class shares commenced operations on March 3, 2008.
(2)  Not Annualized.
(3)  Annualized.
(4)  Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each period

				One Month
				Ended		Year Ended
	Year Ended October 31,			October 31,		September 30,
	2012	2011	2010	2009(1)		2009(2)	2008(2)
PER SHARE DATA:
Net asset value, beginning of period	$12.37	$11.70	$9.49	$9.60		$10.09	$12.61

Income from investment operations:
Net investment income (loss)	0.13	0.09	0.09	—	(3)	0.05	—	(3)(4)
Net realized and unrealized gains (losses) on securities	0.80	0.69	2.17	(0.11)		(0.54)	(2.52)
Total from investment operations	0.93	0.78	2.26	(0.11)		(0.49)	(2.52)

Less Distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.05)	—		—	—
Dividends from net realized gains	(2.46)	(0.02)	—	—		—	—
Total distributions	(2.53)	(0.11)	(0.05)	—		—	—
Net asset value, end of period	$10.77	$12.37	$11.70	$9.49		$9.60	$10.09

TOTAL RETURN	9.14%	6.70%	23.88%	(1.15	)%(5)	(4.86)%	(19.98)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$75.83	$77.88	$78.83	$69.41		$70.61	$80.91
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.27%	1.26%	1.30%	1.26	%(6)	1.40%	1.16%
After expense reimbursement/recoupment	1.27%	1.30%	1.30%	1.30	%(6)	1.17%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	1.35%	0.72%	0.84%	(0.01	)%(6)	0.36%	(0.19)%
After expense reimbursement/recoupment	1.35%	0.68%	0.84%	(0.05	)%(6)	0.59%	(0.01)%
Portfolio turnover rate(7)	0%	70%	83%	0	%(5)	116%	38%

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares.  The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 20, 2009.  At the time RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 42.64%.

(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Per share net investment income (loss) has been calculated using the average daily shares method.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each period

				One Month		Period
				Ended		Ended
	Year Ended October 31,			October 31,		September 30,
	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of period	$12.44	$11.76	$9.51	$9.61		$6.73

Income from investment operations:
Net investment income	0.07	0.08	0.10	—	(3)	0.03
Net realized and unrealized gains (losses) on securities	0.89	0.74	2.20	(0.10)		2.85
Total from investment operations	0.96	0.82	2.30	(0.10)		2.88

Less Distributions:
Dividends from net investment income	(0.09)	(0.12)	(0.05)	—		—
Dividends from net realized gains	(2.46)	(0.02)	—	—		—
Total distributions	(2.55)	(0.14)	(0.05)	—		—
Net asset value, end of period	$10.85	$12.44	$11.76	$9.51		$9.61

TOTAL RETURN	9.43%	6.99%	24.26%	(1.04	)%(4)	42.79	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$33.94	$0.14	$0.07	$0.04		$0.04
Ratio of expenses to average net assets:
Before expense reimbursement	1.41%	1.14%	1.16%	1.14	%(5)	16.51	%(5)
After expense reimbursement	0.98%	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	6.44%	0.81%	0.90%	0.12	%(5)	(14.54	)%(5)
After expense reimbursement	6.87%	0.97%	1.08%	0.28	%(5)	0.99	%(5)
Portfolio turnover rate(6)	0%	70%	83%	0	%(4)	116	%(4)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$12.84	$12.53	$10.63	$9.05	$17.06

Income from investment operations:
Net investment income	0.37	0.45	0.29	0.24	0.55
Net realized and unrealized gains (losses) on investments	1.23	0.23	1.81	1.87	(8.15)
Total from investment operations	1.60	0.68	2.10	2.11	(7.60)

Less Distributions:
Dividends from net investment income	(0.42)	(0.37)	(0.20)	(0.53)	(0.41)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.42)	(0.37)	(0.20)	(0.53)	(0.41)
Net asset value, end of period	$14.02	$12.84	$12.53	$10.63	$9.05

TOTAL RETURN	12.79%	5.58%	19.98%	25.51%	(45.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$124.99	$116.41	$155.87	$145.91	$97.10
Ratio of expenses to average net assets	1.26%	1.31%	1.29%	1.27%	1.20%
Ratio of net investment income to average net assets	2.67%	2.94%	2.33%	3.19%	3.92%
Portfolio turnover rate(1)	47%	40%	91%	59%	53%

(1)  Portfolio turnover is calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

Financial Highlights
Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$12.86	$12.54	$10.63	$9.06	$13.79

Income from investment operations:
Net investment income	0.45	0.36	0.30	0.30	0.34
Net realized and unrealized gains (losses) on investments	1.19	0.37	1.83	1.83	(5.07)
Total from investment operations	1.64	0.73	2.13	2.13	(4.73)

Less Distributions:
Dividends from net investment income	(0.46)	(0.41)	(0.22)	(0.56)	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.46)	(0.41)	(0.22)	(0.56)	—
Net asset value, end of period	$14.04	$12.86	$12.54	$10.63	$9.06

TOTAL RETURN	13.13%	6.00%	20.31%	25.87%	(34.30	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.53	$1.17	$1.35	$1.11	$0.87
Ratio of expenses to average net assets:
Before expense reimbursement	1.20%	1.14%	1.10%	1.13%	1.14	%(3)
After expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.72%	3.04%	2.52%	3.33%	4.94	%(3)
After expense reimbursement	2.94%	3.20%	2.64%	3.48%	5.10	%(3)
Portfolio turnover rate(4)	47%	40%	91%	59%	53	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Large Value Fund

For a Investor Class share outstanding throughout each period

				One Month
				Ended		Year Ended
	Year Ended October 31,			October 31,		September 30,
	2012	2011	2010	2009(1)		2009(2)	2008(2)
PER SHARE DATA:
Net asset value, beginning of period	$21.47	$20.57	$18.88	$19.49		$21.80	$43.12

Income from investment operations:
Net investment income	0.28	0.22	0.14	0.01		0.31	0.42 (3)
Net realized and unrealized gains (losses) on securities	3.14	0.89	1.78	(0.62)		(2.21)	(7.43)
Total from investment operations	3.42	1.11	1.92	(0.61)		(1.90)	(7.01)

Less Distributions:
Dividends from net investment income	(0.18)	(0.21)	(0.23)	—		(0.41)	(0.78)
Dividends from net realized gains	—	—	—	—		—	(13.53)
Total distributions	(0.18)	(0.21)	(0.23)	—		(0.41)	(14.31)
Net asset value, end of period	$24.71	$21.47	$20.57	$18.88		$19.49	$21.80

TOTAL RETURN	16.07%	5.36%	10.22%	(3.13	)%(5)	(8.43)%	(22.42)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$125.00	$123.97	$131.54	$132.77		$138.34	$174.23
Ratio of expenses to average net assets:
Before expense reimbursement	1.40%	1.38%	1.41%	1.37	%(6)	1.42%	1.22%
After expense reimbursement	1.40%	1.38%	1.38%	1.30	%(6)	1.17%	1.02%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.16%	0.97%	0.64%	0.28	%(6)	1.46%	1.32%
After expense reimbursement	1.16%	0.97%	0.67%	0.35	%(6)	1.71%	1.52%
Portfolio turnover rate(4)	111%	149%	146%	10	%(5)	142%	162%

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Value Fund, Class S shares.  The assets of the Tamarack Value Fund were acquired by the Hennessy Select Large Value Fund on March 20, 2009.  Prior to the reorganization, Tamarack Value Fund also offered Class A, Class C and R shares. At that time RBC Global Asset Management (U.S.), Inc., (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Value Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.09)%.  The return of the Hennessy Select Large Value Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 36.84%.

(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)	Not annualized.
(6)	Annualized.

WWW.HENNESSYFUNDS.COM

Financial Highlights
Hennessy Large Value Fund

For an Institutional Class share outstanding throughout each period

				One Month		Period
				Ended		Ended
	Year Ended October 31,			October 31,		September 30,
	2012	2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of period	$21.56	$20.65	$18.92	$19.53		$14.25

Income from investment operations:
Net investment income (loss)	0.39	0.27	0.21	—	(3)	0.08
Net realized and unrealized gains (losses) on securities	3.15	0.92	1.80	(0.61)		5.20
Total from investment operations	3.54	1.19	2.01	(0.61)		5.28

Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.28)	—		—
Dividends from net realized gains	—	—	—	—		—
Total distributions	(0.27)	(0.28)	(0.28)	—		—
Net asset value, end of period	$24.83	$21.56	$20.65	$18.92		$19.53

TOTAL RETURN	16.58%	5.76%	10.65%	(3.12	)%(4)	37.05	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.06	$0.04	$0.04	$0.03		$0.03
Ratio of expenses to average net assets:
Before expense reimbursement	1.22%	1.21%	1.22%	1.20	%(5)	26.18	%(5)
After expense reimbursement	0.98%	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.29%	1.13%	0.80%	0.44	%(5)	(24.06	)%(5)
After expense reimbursement	1.53%	1.36%	1.04%	0.66	%(5)	1.14	%(5)
Portfolio turnover rate(6)	111%	149%	146%	10	%(4)	142	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or $(0.01).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

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Financial Highlights
Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$11.47	$10.57	$9.10	$9.22	$13.73

Income from investment operations:
Net investment income	0.18	0.18	0.16	0.18	0.28
Net realized and unrealized gains (losses) on securities	1.17	0.89	1.48	(0.14)	(4.49)
Total from investment operations	1.35	1.07	1.64	0.04	(4.21)

Less Distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.17)	(0.16)	(0.30)
Dividends from realized capital gains	—	—	—	—	—
Total distributions	(0.18)	(0.17)	(0.17)	(0.16)	(0.30)
Net asset value, end of period	$12.64	$11.47	$10.57	$9.10	$9.22

TOTAL RETURN	11.78%	10.22%	18.09%	0.69%	(30.97)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$77.67	$64.13	$69.08	$52.38	$58.22
Gross ratio of expenses, including interest expense, to average net assets	1.37%	1.34%	1.33%	1.56%	2.36%
Ratio of interest expense to average net assets	0.08%	0.10%	0.08%	0.29%	1.16%
Net ratio of expenses, excluding interest expense, to average net assets	1.29%	1.24%	1.25%	1.27%	1.20%
Ratio of net investment income to average net assets	1.44%	1.56%	1.62%	2.12%	2.43%
Portfolio turnover rate	22%	21%	41%	41%	16%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each period

			For the Period
			April 1,
	For the Year		2010 to
	Ended October 31,		October 31,		Year Ended March 31,
	2012	2011	2010(1)		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$12.99	$11.93	$11.52		$8.92	$12.27	$14.48

Income from investment operations:
Net investment income	0.18	0.29 (2)	0.17	(2)	0.29 (2)	0.32 (2)	0.39 (2)
Net realized and unrealized gains (losses) on securities	0.99	1.04	0.40		2.61	(3.23)	0.34
Total from investment operations	1.17	1.33	0.57		2.90	(2.91)	0.73

Less Distributions:
Dividends from net investment income	(0.20)	(0.27)	(0.16)		(0.30)	(0.25)	(0.37)
Dividends from realized capital gains	0.00	—	—		—	(0.17)	(2.57)
Return of capital	—	—	—		—	(0.03)	—
Total distributions	(0.20)	(0.27)	(0.16)		(0.30)	(0.45)	(2.94)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.01	—
Net asset value, end of period	$13.96	$12.99	$11.93		$11.52	$8.92	$12.27

TOTAL RETURN	9.01%	11.30%	5.04	%(4)	32.76%	(24.28)%	4.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$196.92	$56.75	$41.50		$46.81	$18.86	$21.70
Ratio of expenses to average net assets:
Before expense reimbursement	1.33%	1.54%	1.60	%(5)	1.69%	1.84%	1.66%
After expense reimbursement	1.24%	1.24%	1.24	%(5)	1.25%	1.32%	1.33%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.37%	2.03%	2.21	%(5)	2.26%	2.50%	2.42%
After expense reimbursement	1.46%	2.33%	2.56	%(5)	2.70%	3.03%	2.75%
Portfolio turnover rate(6)	34%	35%	27	%(4)	26%	32%	110%

(1)  The Fund changed its fiscal year end from March 31 to October 31.
(2)  Calculated based on average shares outstanding method.
(3)  Amount is less than $0.01.
(4)  Not Annualized.
(5)  Annualized.
(6)  Portfolio turnover is calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

Financial Highlights
Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each period

			For the Period
			April 1,
	For the Year		2010 to
	Ended October 31,		October 31,		Year Ended March 31,
	2012	2011	2010(1)		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$12.38	$11.38	$10.99		$8.52	$11.75	$13.98

Income from investment operations:
Net investment income (loss)	0.22	0.32 (2)	0.18	(2)	0.30 (2)	0.33 (2)	0.42 (2)
Net realized and unrealized gains (losses) on investments	0.92	0.99	0.38		2.50	(3.10)	0.33
Total from investment operations	1.14	1.31	0.56		2.80	(2.77)	0.75

Less Distributions:
Dividends from net investment income	(0.23)	(0.31)	(0.17)		(0.33)	(0.26)	(0.41)
Dividends from net realized gains	—	—	—		—	(0.17)	(2.57)
Return of capital	—	—	—		—	(0.04)	—
Total distributions	(0.23)	(0.31)	(0.17)		(0.33)	(0.47)	(2.98)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.01	—
Net asset value, end of period	$13.29	$12.38	$11.38		$10.99	$8.52	$11.75

TOTAL RETURN	9.23%	11.62%	5.19	%(4)	33.10%	(24.13)%	4.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$108.49	$55.28	$42.17		$39.40	$31.13	$41.21
Ratio of expenses to average net assets:
Before expense reimbursement	1.06%	1.12%	1.20	%(5)	1.43%	1.58%	1.41%
After expense reimbursement	0.99%	0.99%	0.99	%(5)	0.99%	1.07%	1.08%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.68%	2.56%	2.60	%(5)	2.57%	2.73%	2.67%
After expense reimbursement	1.75%	2.69%	2.82	%(5)	3.01%	3.24%	3.00%
Portfolio turnover rate(6)	34%	35%	27	%(4)	26%	32%	110%

(1)  The Fund changed its fiscal year end from March 31 to October 31.
(2)  Calculated based on average shares outstanding method.
(3)  Amount is less than $0.01.
(4)  Not Annualized.
(5)  Annualized.
(6)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

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Financial Highlights
Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$11.13	$10.43	$9.48	$9.11	$12.51

Income from investment operations:
Net investment income	0.04	0.05	0.05	0.10	0.25
Net realized and unrealized gains (losses) on securities	0.75	0.70	0.95	0.38	(2.80)
Total from investment operations	0.79	0.75	1.00	0.48	(2.55)

Less Distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.05)	(0.11)	(0.26)
Dividends from realized capital gains	—	—	—	—	(0.59)
Total distributions	(0.04)	(0.05)	(0.05)	(0.11)	(0.85)
Net asset value, end of period	$11.88	$11.13	$10.43	$9.48	$9.11

TOTAL RETURN	7.13%	7.16%	10.53%	5.46%	(21.55)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$25.17	$18.02	$12.50	$11.47	$11.46
Ratio of net expenses to average net assets	1.54%	1.61%	1.65%	1.73%	1.56%
Ratio of net investment income to average net assets	0.34%	0.42%	0.45%	1.17%	2.31%
Portfolio turnover rate	17%	39%	57%	46%	13%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Core Bond Fund

For an Investor Class share outstanding throughout each period

			For the Period
			April 1,
	For the Year		2010 to
	Ended October 31,		October 31,		Year Ended March 31,
	2012	2011	2010(1)		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$9.56	$9.82	$9.39		$8.75	$9.16	$9.71

Income from investment operations:
Net investment income	0.28	0.35 (2)	0.23	(2)	0.38 (2)	0.35 (2)	0.42 (2)
Net realized and unrealized gains (losses) on investments	0.41	(0.14)	0.42		0.69	(0.44)	—
Total from investment operations	0.69	0.21	0.65		1.07	(0.09)	0.42

Less Distributions:
Dividends from net investment income	(0.20)	(0.32)	(0.22)		(0.38)	(0.32)	(0.39)
Dividends from net realized gains	(0.08)	(0.15)	—		(0.05)	—	(0.58)
Total distributions	(0.28)	(0.47)	(0.22)		(0.43)	(0.32)	(0.97)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$9.97	$9.56	$9.82		$9.39	$8.75	$9.16

TOTAL RETURN	7.38%	2.35%	6.98	%(4)	12.33%	(0.93)%	4.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.57	$4.05	$4.45		$4.62	$2.06	$2.03
Ratio of expenses to average net assets:
Before expense reimbursement	2.12%	2.38%	2.10	%(5)	1.93%	2.14%	2.19%
After expense reimbursement	1.30%	1.30%	1.30	%(5)	1.31%	1.33%	1.33%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.01%	2.58%	3.37	%(5)	3.49%	3.21%	3.53%
After expense reimbursement	2.83%	3.66%	4.17	%(5)	4.11%	4.02%	4.40%
Portfolio turnover rate(6)	75%	57%	46	%(4)	28%	39%	102%

(1)  The Fund changed its fiscal year end from March 31 to October 31.
(2)  Calculated based on average shares outstanding method.
(3)  Amount is less than $0.01.
(4)  Not Annualized.
(5)  Annualized.
(6)  Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Core Bond Fund

For an Institutional Class share outstanding throughout each period

			For the Period
			April 1,
	For the Year		2010 to
	Ended October 31,		October 31,		Year Ended March 31,
	2012	2011	2010(1)		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$8.77	$9.05	$8.67		$8.11	$8.52	$9.10

Income from investment operations:
Net investment income	0.27	0.34 (2)	0.23	(2)	0.37 (2)	0.35 (2)	0.39 (2)
Net realized and unrealized gains (losses) on investments	0.38	(0.12)	0.38		0.64	(0.42)	0.03
Total from investment operations	0.65	0.22	0.61		1.01	(0.07)	0.42

Less Distributions:
Dividends from net investment income	(0.28)	(0.35)	(0.23)		(0.40)	(0.34)	(0.42)
Dividends from net realized gains	(0.08)	(0.15)	—		(0.05)	—	(0.58)
Total distributions	(0.36)	(0.50)	(0.23)		(0.45)	(0.34)	(1.00)
Paid-in capital from redemption fees	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$9.06	$8.77	$9.05		$8.67	$8.11	$8.52

TOTAL RETURN	7.63%	2.62%	7.15	%(4)	12.62%	(0.74)%	4.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$33.34	$23.25	$24.25		$23.89	$22.05	$21.95
Ratio of expenses to average net assets:
Before expense reimbursement	1.31%	1.43%	1.47	%(5)	1.69%	1.89%	1.94%
After expense reimbursement	1.05%	1.05%	1.05	%(5)	1.06%	1.08%	1.08%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.74%	3.54%	4.00	%(5)	3.74%	3.46%	3.60%
After expense reimbursement	3.00%	3.92%	4.41	%(5)	4.37%	4.27%	4.46%
Portfolio turnover rate(6)	75%	57%	46	%(4)	28%	39%	102%

(1)  The Fund changed its fiscal year end from March 31 to October 31.
(2)  Calculated based on average shares outstanding method.
(3)  Amount is less than $0.01.
(4)  Not Annualized.
(5)  Annualized.
(6)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

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WWW.HENNESSYFUNDS.COM

Financial Highlights
Hennessy Gas Utility Index Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$21.21	$17.83	$15.13	$15.26	$23.14

Income from investment operations:
Net investment income	0.58	0.51 (1)	0.58	0.49	0.47
Net realized and unrealized gains (losses) on securities	1.99	3.59	2.72	0.60	(6.13)
Total from investment operations	2.57	4.10	3.30	1.09	(5.66)

Less Distributions:
Dividends from net investment income	(0.58)	(0.51)	(0.58)	(0.49)	(0.47)
Dividends from realized capital gains	(0.16)	(0.21)	(0.02)	(0.74)	(1.75)
Total distributions	(0.74)	(0.72)	(0.60)	(1.23)	(2.22)
Paid-in capital from redemption fees	0.01	0.00 (2)	0.00 (2)	0.01	0.00 (2)
Net asset value, end of year	$23.05	$21.21	$17.83	$15.13	$15.26

TOTAL RETURN	12.41%	23.54%	22.25%	8.18%	(26.81)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$746.82	$433.78	$244.04	$193.68	$198.57
Ratio of expenses to average net assets:
Before expense reimbursement	0.69%	0.71%	0.77%	0.76%	0.70%
After expense reimbursement	0.69%	0.71%	0.76%	0.76%	0.70%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.72%	2.68%	3.50%	3.51%	2.39%
After expense reimbursement	2.72%	2.68%	3.51%	3.51%	2.39%
Portfolio turnover rate	16%	17%	16%	26%	27%

(1)  Calculated based on average shares outstanding method.
(2)  Amount is less than $0.01.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$16.48	$18.11	$15.91	$15.22	$23.18

Income from investment operations:
Net investment income (loss)	0.11	0.21 (1)	0.08	0.06	0.24
Net realized and unrealized gains (losses) on securities	3.24	(1.66)	2.17	0.81	(1.69)
Total from investment operations	3.35	(1.45)	2.25	0.87	(1.45)

Less Distributions:
Dividends from net investment income	(0.29)	(0.06)	(0.07)	(0.19)	(0.28)
Dividends from net realized gains	—	(0.13)	—	—	(6.24)
Total distributions	(0.29)	(0.19)	(0.07)	(0.19)	(6.52)
Paid-in capital from redemption fees	0.00 (2)	0.01	0.02	0.01	0.01
Net asset value, end of year	$19.54	$16.48	$18.11	$15.91	$15.22

TOTAL RETURN	20.65%	(8.12)%	14.27%	5.89%	(6.76)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$167.20	$154.21	$216.75	$187.56	$181.80
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.52%	1.51%	1.51%	1.49%
After expense reimbursement/recoupment	1.45%	1.52%	1.51%	1.51%	1.49%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	0.56%	0.81%	0.35%	0.50%	1.48%
After expense reimbursement/recoupment	0.56%	0.81%	0.35%	0.50%	1.48%
Portfolio turnover rate(3)	43%	70%	89%	118%	147%

(1)  Calculated based on average shares outstanding method.
(2)  Amount is less than $0.01.
(3)  Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each period

					Period Ended
	Year Ended October 31,				October 31,
	2012	2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.55	$11.70	$10.34	$9.96	$10.00

Income from investment operations:
Net investment income	0.16	0.19 (2)	0.09	0.19	0.02
Net realized and unrealized gains (losses) on securities	1.98	(1.09)	1.40	0.40	(0.06)
Total from investment operations	2.14	(0.90)	1.49	0.59	(0.04)

Less Distributions:
Dividends from net investment income	(0.35)	(0.12)	(0.13)	(0.21)	—
Dividends from net realized gains	—	(0.13)	—	—	—
Total distributions	(0.35)	(0.25)	(0.13)	(0.21)	—
Paid-in capital from redemption fees	0.00 (3)	—	0.00 (3)	—	—
Net asset value, end of period	$12.34	$10.55	$11.70	$10.34	$9.96

TOTAL RETURN	20.95%	(8.00)%	14.52%	6.14%	(0.40	)%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$43.79	$19.89	$25.01	$10.64	$3.95
Ratio of expenses to average net assets:
Before expense reimbursement	1.25%	1.34%	1.23%	1.56%	1.31	%(5)
After expense reimbursement	1.25%	1.34%	1.23%	1.56%	1.31	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.72%	1.00%	0.61%	0.04%	1.49	%(5)
After expense reimbursement	0.72%	1.00%	0.61%	0.04%	1.49	%(5)
Portfolio turnover rate(6)	43%	70%	89%	118%	147	%(4)

(1)  Institutional Class shares commenced operations on May 30, 2008.
(2)  Calculated based on average shares outstanding method.
(3)  Amount is less than $0.01.
(4)  Not Annualized.
(5)  Annualized.
(6)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

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Financial Highlights
Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$11.91	$12.88		$12.61	$11.14	$18.71

Income from investment operations:
Net investment income (loss)	0.01	(0.04	)(1)	(0.08)	0.00 (2)	0.14
Net realized and unrealized gains (losses) on investments	2.24	(0.93)		0.35	1.58	(3.86)
Total from investment operations	2.25	(0.97)		0.27	1.58	(3.72)

Less Distributions:
Dividends from net investment income	—	—		—	(0.10)	(0.18)
Distribution in Excess of Net Investment Income	—	—		—	(0.02)	—
Dividends from net realized gains	—	—		—	—	(3.68)
Total distributions	—	—		—	(0.12)	(3.86)
Paid-in capital from redemption fees	0.00 (2)	0.00	(2)	0.00 (2)	0.01	0.01
Net asset value, end of year	$14.16	$11.91		$12.88	$12.61	$11.14

TOTAL RETURN	18.89%	(7.53)%		2.14%	14.52%	(23.76)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$64.66	$55.68		$48.72	$37.20	$24.27
Ratio of expenses to average net assets:
Before expense reimbursement	1.57%	1.61%		1.78%	1.81%	2.01%
After expense reimbursement	1.57%	1.61%		1.78%	1.81%	1.88%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.09%	(0.34)%		(0.73)%	(0.08)%	1.50%
After expense reimbursement	0.09%	(0.34)%		(0.73)%	(0.08)%	1.63%
Portfolio turnover rate	93%	97%		150%	220%	509%

(1)  Calculated based on average shares outstanding method.
(2)  Amount is less than $0.01.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Technology Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011		2010	2009	2008
PER SHARE DATA:
Net asset value, beginning of year	$10.86	$11.00		$9.05	$6.96	$13.34

Income from investment operations:
Net investment income (loss)	(0.15)	(0.17	)(1)	(0.14)	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.04)	0.03		2.08	2.16	(5.03)
Total from investment operations	(0.19)	(0.14)		1.94	2.08	(5.15)

Less Distributions:
Dividends from net investment income	—	—		—	—	—
Dividends from net realized gains	—	—		—	—	(1.23)
Total distributions	—	—		—	—	(1.23)
Paid-in capital from redemption fees	0.00 (2)	0.00	(2)	0.01	0.01	0.00 (2)
Net asset value, end of year	$10.67	$10.86		$11.00	$9.05	$6.96

TOTAL RETURN	(1.75)%	(1.27)%		21.55%	30.03%	(42.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$4.44	$5.70		$8.21	$8.39	$7.69
Ratio of expenses to average net assets:
Before expense reimbursement	3.20%	2.79%		2.50%	3.00%	1.92%
After expense reimbursement	1.95%	1.95%		1.95%	1.95%	1.84%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(2.39)%	(2.38)%		(1.64)%	(2.10)%	(0.68)%
After expense reimbursement	(1.14)%	(1.54)%		(1.10)%	(1.05)%	(0.60)%
Portfolio turnover rate(3)	138%	141%		353%	211%	175%

(1)  Calculated based on average shares outstanding method.
(2)  Amount is less than $0.01.
(3)  Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Technology Fund

For an Institutional Class share outstanding throughout each period

	For the Year Ended			Period Ended
	October 31,			October 31,
	2012	2011		2010(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.89	$11.00		$10.46

Income from investment operations:
Net investment income (loss)	(0.11)	(0.14	)(2)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.05)	0.03		0.61
Total from investment operations	(0.16)	(0.11)		0.54
Paid-in capital from redemption fees	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.73	$10.89		$11.00

TOTAL RETURN	(1.47)%	(1.00)%		5.16	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.93	$1.16		$4.61
Ratio of expenses to average net assets:
Before expense reimbursement	4.11%	3.45%		2.34	%(5)
After expense reimbursement	1.70%	1.70%		1.70	%(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(3.31)%	(2.99)%		(1.41	)%(5)
After expense reimbursement	(0.90)%	(1.24)%		(0.77	)%(5)
Portfolio turnover rate(6)	138%	141%		353	%(4)

(1)  Institutional Class shares commenced operations on March 12, 2010.
(2)  Calculated based on average shares outstanding method.
(3)  Amount is less than $0.01.
(4)  Not Annualized.
(5)  Annualized.
(6)  Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009(1)	2008(1)
PER SHARE DATA:
Net asset value, beginning of year	$13.99	$12.58	$11.38	$9.73	$16.24

Income from investment operations:
Net investment income (loss)	(0.02)	(0.10)	(0.04)	0.02	0.05
Net realized and unrealized gains (losses) on securities	1.43	1.51	1.25	1.66	(6.56)
Total from investment operations	1.41	1.41	1.21	1.68	(6.51)

Less Distributions:
Dividends from net investment income	—	—	(0.01)	(0.03)	—
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	—	—	(0.02)	(0.03)	—
Redemption fees retained	—	—	0.01	— (2)	— (2)
Net asset value, end of period	$15.40	$13.99	$12.58	$11.38	$9.73

TOTAL RETURN	10.08%	11.21%	11.04%	17.36%	(40.09)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.38	$14.81	$20.01	$28.29	$15.86
Ratio of expenses to average net assets:
Before expense reimbursement	2.03%	1.86%	1.71%	1.75%	1.72%
After expense reimbursement	2.03%	1.86%	1.59%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.09)%	(0.54)%	(0.27)%	(0.34)%	(0.10)%
After expense reimbursement	(0.09)%	(0.54)%	(0.15)%	0.17%	0.37%
Portfolio turnover rate(3)	2%	166%	8%	17%	35%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.

(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

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Financial Highlights
Hennessy Japan Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009(1)	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.14	$12.66	$11.44	$9.78	$16.33

Income from investment operations:
Net investment income (loss)	0.02	0.03	0.01	0.03	0.05
Net realized and unrealized gains (losses) on securities	1.44	1.45	1.23	1.66	(6.60)
Total from investment operations	1.46	1.48	1.24	1.69	(6.55)

Less Distributions:
Dividends from net investment income	—	—	(0.01)	(0.03)	—
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	(0.01)	—	—
Total distributions	—	—	(0.02)	(0.03)	—
Redemption fees retained	—	—	—	— (2)	— (2)
Net asset value, end of period	$15.60	$14.14	$12.66	$11.44	$9.78

TOTAL RETURN	10.33%	11.69%	11.07%	17.37%	(40.11)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.94	$9.70	$23.57	$25.55	$37.03
Ratio of expenses to average net assets:
Before expense reimbursement	1.85%	1.64%	1.45%	1.75%	1.72%
After expense reimbursement	1.85%	1.64%	1.40%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.13%	0.19%	0.02%	(0.34)%	(0.10)%
After expense reimbursement	0.13%	0.19%	0.07%	0.17%	0.37%
Portfolio turnover rate(3)	2%	166%	8%	17%	35%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights
Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2012	2011	2010	2009(1)	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$9.23	$9.74	$6.87	$10.98

Income from investment operations:
Net investment income (loss)	(0.68)	0.06	— (2)	0.07	0.02 (3)
Net realized and unrealized gains (losses) on securities	1.17	0.80	(0.10)	2.80	(4.08)
Total from investment operations	0.49	0.86	(0.10)	2.87	(4.06)

Less Distributions:
Dividends from net investment income	(0.04)	—	(0.42)	—	(0.07)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.04)	—	(0.42)	—	(0.07)
Redemption fees retained	—	—	0.01	— (2)	0.02
Net asset value, end of period	$10.54	$10.09	$9.23	$9.74	$6.87

TOTAL RETURN	4.91%	9.32%	(0.72)%	41.78%	(37.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$5.11	$24.08	$15.17	$16.20	$11.74
Ratio of expenses to average net assets:
Before expense reimbursement	2.33%	2.10%	2.14%	3.10%	4.47%
After expense reimbursement	2.33%	2.10%	2.01%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.66)%	0.17%	(0.14)%	(0.86)%	(2.60)%
After expense reimbursement	(0.66)%	0.17%	(0.01)%	0.64%	0.26%
Portfolio turnover rate	49%	61%	100%	138%	55%

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Smaller Companies Fund. On September 17, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Smaller Companies Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Calculated based on average shares outstanding.

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PRIVACY POLICY

We collect the following non-public personal information about you:

•information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

HENNESSY FUNDS	1-800-966-4354

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Investor Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HFCGX	425888104
Hennessy Focus Fund	HFCSX	42588P700
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	425888302
Hennessy Cornerstone Large Growth Fund	HFLGX	42588P205
Hennessy Cornerstone Value Fund	HFCVX	425888203
Hennessy Large Value Fund	HLVFX	42588P502
Hennessy Total Return Fund	HDOGX	425887205
Hennessy Equity and Income Fund	HEIFX	42588P825
Hennessy Balanced Fund	HBFBX	425887106
Hennessy Core Bond Fund	HCBFX	42588P791
Hennessy Gas Utility Index Fund	GASFX	42588P833
Hennessy Small Cap Financial Fund	HSFNX	42588P874
Hennessy Large Cap Financial Fund	HLFNX	42588P882
Hennessy Technology Fund	HTECX	42588P858
Hennessy Japan Fund	HJPNX	425894102
Hennessy Japan Small Cap Fund	HJPSX	425894300

The Institutional Class shares of the Hennessy Funds have the following fund symbols and cusips:

Fund – Institutional Class	Symbol	Cusip
Hennessy Cornerstone Growth Fund	HICGX	425888500
Hennessy Focus Fund	HFCIX	42588P809
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	425888609
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403
Hennessy Cornerstone Value Fund	HICVX	425888401
Hennessy Large Value Fund	HLVIX	42588P601
Hennessy Equity and Income Fund	HEIIX	42588P817
Hennessy Core Bond Fund	HCBIX	42588P783
Hennessy Small Cap Financial Fund	HISFX	42588P866
Hennessy Technology Fund	HTCIX	42588P841
Hennessy Japan Fund	HJPIX	425894201

Not part of prospectus.

WWW.HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Hennessy Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Hennessy Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Hennessy Funds’ investments by reading the Hennessy Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Hennessy Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their website (http://www.hennessyfunds.com).

Prospective investors and shareholders who have questions about the Hennessy Funds may also call 1-800-966-4354 or write to the following address:
The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Hennessy Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Hennessy Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund or the Hennessy Cornerstone Value Fund from the Securities and Exchange Commission please refer to the Hennessy Mutual Funds, Inc.’s Investment Company Act File No. 811-07695. When seeking information about the Hennessy Cornerstone Large Growth Fund , the Hennessy Focus Fund, the Hennessy Large Value Fund, the Hennessy Gas Utility Index Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund, the Hennessy Technology Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fun d from the Securities and Exchange Commission please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168. When seeking information about the Hennessy Total Return Fund or the Hennessy Balanced Fund from the Securities and Exchange Commission please refer to the Hennessy Funds, Inc.’s Investment Company Act File No. 811-07493. When seeking information about the Hennessy Japan Fund or the Hennessy Japan Small Cap Fund from the Securities and Exchange Commission please refer to the Hennessy SPARX Funds Trust’s Investment Company Act File No. 811-21419.

Investment Company Act File No. 811-07695 (Hennessy Mutual Funds, Inc.)
Investment Company Act File No. 811-07168 (Hennessy Funds Trust)
Investment Company Act File No. 811-07493 (Hennessy Funds, Inc.)
Investment Company Act File No. 811-21419 (Hennessy SPARX Funds Trust)

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

WWW.HENNESSYFUNDS.COM

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

DIRECTORS/TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Investing, Uncompromised

www.hennessyfunds.com   |   1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

STATEMENT OF ADDITIONAL INFORMATION	February 28, 2013

THE HENNESSY MUTUAL FUNDS, INC.
HENNESSY FUNDS TRUST
HENNESSY SPARX FUNDS TRUST
THE HENNESSY FUNDS, INC.
7250 Redwood Blvd.
Suite 200
Novato, California  94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (“SAI”) relates to the Funds and Classes identified below (each a “Fund,” and, collectively, the “Funds”).  The SAI is not a prospectus and should be read in conjunction with the current Prospectus of the Funds (the “Fund Prospectus”), dated February 28, 2013 .  A copy of the Fund Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.

Hennessy Cornerstone Growth Fund (Investor Class – HFCGX) (Institutional Class – HICGX)	Hennessy Balanced Fund (HBFBX)
Hennessy Focus Fund (Investor Class – HFCSX) (Institutional Class – HFCIX)	Hennessy Core Bond Fund (Investor Class – HCBFX) (Institutional Class – HCBIX)
Hennessy Cornerstone Mid Cap 30 Fund (Investor Class – HFMDX) (Institutional Class – HIMDX)	Hennessy Gas Utility Index Fund (GASFX)
Hennessy Cornerstone Large Growth Fund (Investor Class – HFLGX) (Institutional Class – HILGX)	Hennessy Small Cap Financial Fund (Investor Class – HSFNX) (Institutional Class – HISFX)
Hennessy Cornerstone Value Fund (Investor Class – HFCVX) (Institutional Class – HICVX)	Hennessy Large Cap Financial Fund (HLFNX)
Hennessy Large Value Fund (Investor Class - HLVFX) (Institutional Class – HLVIX)	Hennessy Technology Fund (Investor Class – HTECX) (Institutional Class – HTCIX)
Hennessy Total Return Fund (HDOGX)	Hennessy Japan Fund (Investor Class – HJPNX) (Institutional Class – HJPIX)
Hennessy Equity and Income Fund (Investor Class – HEIFX) (Institutional Class – HEIIX)	Hennessy Japan Small Cap Fund (HJPSX)

The Funds’ financial statements, accompanying notes and report of independent registered public accounting firm contained in the Annual Reports , each dated October 31, 2012 , of The Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy Funds Trust (File No. 811-07168) , Hennessy SPARX Funds

Trust (811-21419) and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 10, 2013 , are incorporated by reference into this SAI.

A copy of the Annual Reports may be obtained, without charge, by calling the toll-free telephone number shown above.

Each of the Funds identified below is a successor to a series of The FBR Funds, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on October 26, 2012 (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”):

●	The Hennessy Focus Fund is the successor to the FBR Focus Fund;

●	The Hennessy Large Cap Financial Fund is the successor to the FBR Large Cap Financial Fund;

●	The Hennessy Small Cap Financial Fund is the successor to the FBR Small Cap Financial Fund;

●	The Hennessy Technology Fund is the successor to the FBR Technology Fund;

●	The Hennessy Gas Utility Index Fund is the successor to the FBR Gas Utility Index Fund;

●	The Hennessy Equity and Income Fund is the successor to the FBR Balanced Fund; and

●	The Hennessy Core Bond Fund is the successor to the FBR Core Bond Fund.

Prior to that date, each Fund had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the Funds (the Investor Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund), and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the Funds (the Institutional Class shares of each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund).

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT RESTRICTIONS	2
INVESTMENT CONSIDERATIONS	11
DIRECTORS/TRUSTEES AND OFFICERS	54
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	67
MANAGEMENT OF THE FUNDS	82
PORTFOLIO TRANSACTIONS	106
DISCLOSURE OF PORTFOLIO HOLDINGS	111
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	112
ABANDONED PROPERTY	113
VALUATION OF SHARES	113
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES	114
DESCRIPTION OF SECURITIES RATINGS	120
ANTI-MONEY LAUNDERING PROGRAM	125
OTHER INFORMATION	125

i

FUND HISTORY AND CLASSIFICATION

The Hennessy Cornerstone Growth Fund (the “Cornerstone Growth Fund”), the Hennessy Cornerstone Mid Cap 30 Fund (the “ Mid Cap 30 Fund”) and the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”) are organized as separate investment portfolios or series of The Hennessy Mutual Funds, Inc. (“HMFI”), a Maryland corporation that was incorporated on May 20, 1996.  HMFI is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”).  Each of the Cornerstone Growth Fund, the Mid Cap 30 Fund and the Cornerstone Value Fund is a diversified portfolio , and each of the Cornerstone Growth Fund, the Cornerstone Value Fund and the Mid Cap 30 Fund offer two separate classes of Shares (each a “Class”), Investor Class and Institutional Class Shares.

The Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”) and the Hennessy Large Value Fund (the “Large Value Fund”) are organized as separate investment portfolios or series of Hennessy Funds Trust (“HFT”), a Delaware statutory trust, that was organized on September 17, 1992.  HFT is an open-end, management investment company registered under the 1940 Act.  Each of the Cornerstone Large Growth Fund and the Large Value Fund is a diversified portfolio , and each of the Cornerstone Large Growth Fund and the Large Value Fund offer two separate Classes of Shares, Investor Class and Institutional Class Shares .

The Cornerstone Large Growth Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on March 20, 2009.  Prior to that date, the Cornerstone Large Growth Fund had no investment operations.  The Tamarack Large Cap Growth Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as, Voyageur Asset Management Inc.).  The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the investment formula utilized by the Cornerstone Large Growth Fund during that time period.  As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Investor Class shares of the Cornerstone Large Growth Fund.

The Large Value Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009.  Prior to that date, the Large Value Fund had no investment operations.  The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as, Voyageur Asset Management Inc.), which now serves as the Large Value Fund’s sub-advisor (“RBC GAM (US)”), and had the same investment objectives and similar strategies as the Large Value Fund.  As a result of the reorganization, holders of the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund received Investor Class shares of the Large Value Fund.

The Hennessy Focus Fund (the “Focus Fund”), the Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”), the Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”), the Hennessy Technology Fund (the “Technology Fund”), the Hennessy Gas Utility Index Fund (the “Gas Utility Index Fund”), the Hennessy Equity and Income Fund (the “Equity and Income Fund”), and the Hennessy Core Bond Fund (the “Core Bond Fund”) are each organized as a separate investment portfolio or series of HFT.  Each of the Focus Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, the Technology Fund and the Gas Utility Index Fund is a non-diversified portfolio.  Each of the Equity and Income Fund and the Core Bond Fund is a diversified portfolio.

Each of the Focus Fund, the Small Cap Financial Fund, the Technology Fund, the Equity and Income Fund and the Core Bond Fund offer two separate Classes of Shares, Investor Class Shares and Institutional Class Shares.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund or

Hennessy Advisors, Inc. (the “Manager”); and (3) the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value (“NAV”) of that Class in relation to the NAV of the applicable Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

The Predecessor Funds were managed by FBR Fund Advisers, Inc. (the “Prior Adviser”), and had the same investment objectives and substantially the same strategies as the Funds.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class Shares of the Funds, and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class Shares of the Funds.

The Hennessy Japan Fund (the “Japan Fund”) and the Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”) are organized as separate investment portfolios or series of Hennessy SPARX Funds Trust (“HSFT”), a Massachusetts business trust that was organized on July 24, 1995.  From July 25, 2007 through September 17, 2009, HSFT’s name was SPARX Asia Funds.  Prior to July 25, 2007, HSFT’s name was SPARX Funds Trust.  HSFT is an open-end, management investment company registered under the 1940 Act.  Each of the Japan Fund and the Japan Small Cap Fund is a diversified portfolio.  The Japan Fund offers two separate Classes of Shares, Investor Class and Institutional Class Shares.

On September 17, 2009, the Manager completed the acquisition of the assets of SPARX Investment & Research, USA, Inc. (“SPARX USA”) related to the management of the Japan Fund and the Japan Small Cap Fund.  Pursuant to the transaction, the Manager became the investment manager to the Japan Fund and the Japan Small Cap Fund.  The Manager has retained SPARX Asset Management Co., Ltd., located in Tokyo (“SPARX Japan”), as the sub-advisor to manage the portfolios of the Japan Fund and the Japan Small Cap Fund.

The Hennessy Total Return Fund (the “Total Return Fund”) and the Hennessy Balanced Fund (the “Balanced Fund”) are organized as separate investment portfolios or series of The Hennessy Funds, Inc. (“HFI”), a Maryland corporation that was incorporated on January 11, 1996.  HFI is an open-end management investment company registered under the 1940 Act.  Neither the Total Return Fund nor the Balanced Fund is a diversified portfolio.

INVESTMENT RESTRICTIONS

CORNERSTONE GROWTH FUND, MID CAP 30 FUND, CORNERSTONE VALUE FUND, CORNERSTONE LARGE GROWTH FUND, TOTAL RETURN FUND AND BALANCED FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           No Fund will make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”), certificates of deposit and bankers’ acceptances.

(2)           No Fund will purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and 50% of the total assets of the Total Return Fund and the Balanced Fund may be invested without regard to this restriction.

(3)           No Fund will purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that each of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(4)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell commodities or commodity contracts.  None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options.

(5)           No Fund will underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended (“1933 Act”), in selling portfolio securities.

(6)           None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will purchase or sell real estate, except that, to the extent permitted by applicable law, each of these Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.  Neither the Total Return Fund nor the Balanced Fund will purchase or sell real estate or real estate mortgage loans or will invest in real estate limited partnerships.

(7)           Except as otherwise set forth below, no Fund will make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers’ acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan.  The Funds may enter into repurchase agreements and each of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may make loans of Fund securities, provided that entering into repurchase agreements and lending of Fund securities may be made only in accordance with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund and the Balanced Fund will borrow money or issue senior securities, except that each of the Cornerstone Growth Fund, the Mid Cap 30 Fund and the Cornerstone Value Fund may borrow an amount up to 33-1/3% of its total assets and the Balanced Fund may borrow an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing.  Neither the Total Return Fund nor the Balanced Fund will pledge or hypothecate its assets, except to secure permitted borrowings.  None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by the Funds’ investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.  For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Funds. The Balanced Fund will not purchase any portfolio securities so long as any borrowed amounts remain outstanding.  The Total Return Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

(9)           Neither the Total Return Fund nor the Balanced Fund will make investments for the purpose of exercising control or management of any company.

(10)           Neither the Total Return Fund nor the Balanced Fund will make short sales of securities or maintain a short position.

(11)           Neither the Total Return Fund nor the Balanced Fund will purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to a Fund by the Board of Directors without shareholder approval.

(1)           No Fund will invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in “MANAGEMENT OF THE FUNDS,” below), in accordance with guidelines approved by the Board of Directors/Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Directors/Trustees are not subject to the limitations set forth in this investment restriction.

(2)           In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Cornerstone Large Growth Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.  If the Trust’s Board of Trustees determines to change this non-fundamental policy for the Cornerstone Large Growth Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

(3)           No Fund will purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

(4)           No Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Hennessy Funds or an officer, director or other affiliated person of the Manager.

(5)           None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make investments for the purpose of exercising control or management of any company.

(6)           None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund or the Cornerstone Value Fund will make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

(7)           None of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund or Cornerstone Value Fund will write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

(8)           Neither the Total Return Fund nor the Balanced Fund will invest in securities of any issuer that has a record of less than three years of continuous operation, including the operation of any predecessor business of a company that came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

(9)           The Cornerstone Growth Fund will not (a) purchase any securities which are restricted from sale to the public without registration under the 1933 Act; (b) use options or futures strategies; (c) purchase securities secured by real estate or issued by companies that invest in real estate; (d) lend its portfolio securities; (e) purchase securities while it has outstanding borrowings; or (f) purchase any interest in any oil, gas or any other mineral exploration or development program.

LARGE VALUE FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of the Large Value Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to the Large Value Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

 (1)           The Large Value Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

(2)           The Large Value Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and bankers’ acceptances.

(3)           The Large Value Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder.

(4)           The Large Value Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(5)           The Large Value Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(6)           The Large Value Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder.

(7)           The Large Value Fund will not borrow money or issue senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to the Large Value Fund by the Board of Trustees without shareholder approval.

(1)           The Large Value Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities.  “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager, in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.  Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

(2)           The Large Value Fund will not purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

(3)           The Large Value Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee/director of the Hennessy Funds (as defined in “DIRECTORS/TRUSTEES AND OFFICERS” below) or an officer, director or other affiliated person of the Manager.

(4)           The Large Value Fund will not make investments for the purpose of exercising control or management of any company.

JAPAN FUND AND JAPAN SMALL CAP FUND

FUNDAMENTAL POLICIES.  The investment restrictions set forth below are fundamental policies of each of the Japan Fund and the Japan Small Cap Fund, which cannot be changed with respect to a Fund without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to each of the Japan Fund and the Japan Small Cap Fund on an individual basis, and apply only at the time an investment is made.  A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

(1)           Neither the Japan Fund nor the Japan Small Cap Fund will invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Fund’s total assets may be invested without regard to any such limitation and that this policy does not apply to U.S. Government Securities.

(2)           The Japan Fund will not invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of U.S. Government Securities.

(3)           The Japan Small Cap Fund will not purchase the securities of issuers in the same industry (other than U.S. Government Securities) if immediately after such purchase more than 25% of the value of the Fund’s total assets are invested in the securities of issuers in any single industry.

(4)           Neither the Japan Fund nor the Japan Small Cap Fund will invest in commodities or commodities contracts, except that a Fund may enter into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives.

(5)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts (including mortgage-related securities).

(6)           Neither the Japan Fund nor the Japan Small Cap Fund will borrow money or issue senior securities, except to the extent permitted under the 1940 Act, and provided that the entry into forward contracts, options, futures contracts, options on futures contracts, swap agreements and other derivatives and effecting short sales shall not constitute borrowing or the issuance of senior securities.

(7)           Neither the Japan Fund nor the Japan Small Cap Fund will lend securities or make loans to others, except to the extent permitted under the 1940 Act, and provided that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements.

(8)           Neither the Japan Fund nor the Japan Small Cap Fund will act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities.

(9)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in forward contracts, options, futures contracts, and options on futures contracts, and provided that effecting short sales will be deemed not to constitute a margin purchase.

The percentage of assets invested in an industry will be determined by reference to the 33 industry groups of the Securities Identification Code Committee, which are adopted by the various stock exchanges in Japan, including the Tokyo Stock Exchange as well as the JASDAQ Securities Exchange.

OTHER INVESTMENT RESTRICTIONS.  The following investment restrictions (or operating policies) may be changed with respect to the Japan Fund or the Japan Small Cap Fund without shareholder approval.

(1)           Neither the Japan Fund nor the Japan Small Cap Fund will invest in the securities of a company for the purpose of exercising management or control.

(2)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

(3)           Neither the Japan Fund nor the Japan Small Cap Fund will pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a forward commitment, when-issued or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

(4)           Neither the Japan Fund nor the Japan Small Cap Fund will purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

Under normal circumstances, each of the Japan Fund and the Japan Small Cap Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes: (1) for the Japan Fund, in equity securities of Japanese companies; and (2) for the Japan Small Cap Fund, in equity securities of smaller capitalization Japanese companies (as defined in the Fund Prospectus).  If the Board of Trustees determines to change this non-fundamental policy for the Japan Fund or the Japan Small Cap Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

FOCUS FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

The investment restrictions set forth below are fundamental policies of each of the Funds other than the Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to a Fund on an individual basis.

The Funds (other than the Gas Utility Index Fund) may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.  Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.  (As of the date of this SAI, the 1940 Act permits a Fund to borrow money from banks provided that it maintains continuous asset coverage of at least 300% of all amounts borrowed.  For purposes of this investment restriction, entry into the following transactions shall not constitute senior securities to the extent the Fund covers the transaction or maintains sufficient liquid assets in accordance with applicable requirements: when-issued securities transactions, forward roll transactions, short sales, forward commitments, futures contracts and reverse repurchase agreements. In addition, hedging transactions in which the Fund may engage and similar investment strategies are not treated as senior securities for purposes of this investment restriction.)

4. Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing.

5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities.

7. With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the United States government (“U.S. Government”) or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in the securities of one or more conducting their principal business activities in the same industry, except that (a) with respect to the Large Cap Financial Fund and the Hennessy Small Cap Financial Fund, purchase the securities of any issuer if, as a result, less than 25% of a Fund’s total assets would be invested in the securities of issuers principally engaged in the financial services group of industries; and (b) with respect to the Technology Fund, purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology group of  industries.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

GAS UTILITY INDEX FUND

The investment restrictions set forth below are fundamental policies of the Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.  Unless otherwise indicated, all percentage limitations apply to the Fund on an individual basis.

The Fund may not:

1.  Issue senior securities.

2.  Make short sales of securities or purchase securities on margin.

3. Borrow money except as a temporary measure to facilitate redemptions.  Such borrowing may not exceed 30% of the Fund’s total assets, taken at current value, before such borrowing.  The Fund may not purchase securities if a borrowing by the Fund is outstanding.

4. Underwrite securities of any other issuer, nor purchase or sell restricted securities.

5. Purchase or sell real estate or real estate mortgage loans.

6. Buy or sell commodities or futures contracts.

7. Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be Invest in oil, gas or other mineral leases.

8. Make loans except through repurchase agreements provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

9. Purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5% of the Fund’s assets.

10. Purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the utilities industry.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

FOCUS FUND, GAS UTILITY INDEX FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

The following investment restrictions (or operating policies) may be changed with respect to the Funds by the Board of Trustees without shareholder approval:

1. No Fund will invest more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.  Securities that may be resold under Rule 144A promulgated under the 1933 Act, securities offered pursuant to Section 4(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”), shall not be deemed illiquid solely by reason of being unregistered.  The Manager determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2. No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

3. The Gas Utility Index Fund may not invest in warrants.

GENERAL

 The policies and limitations listed above supplement those set forth in the Fund Prospectus.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT CONSIDERATIONS

CORNERSTONE GROWTH FUND, MID CAP 30 FUND, CORNERSTONE VALUE FUND, CORNERSTONE LARGE GROWTH FUND, LARGE VALUE FUND, TOTAL RETURN FUND AND BALANCED FUND

The Fund ’s Prospectus describes the principal investment strategies and risks of the Funds.  This section expands upon that discussion and also describes non-principal investment strategies and risks of the Funds.

DOW JONES INDUSTRIAL AVERAGE.  The Total Return Fund and Balanced Fund invest in stocks in The Dow Jones Industrial Average (“DJIA”).  The DJIA consists of the following 30 common stocks:

Company	Exchange	Symbol	Industry
3M	NYSE	MMM	Conglomerate
Alcoa	NYSE	AA	Aluminum
American Express	NYSE	AXP	Consumer finance
AT&T	NYSE	T	Telecommunication
Bank of America	NYSE	BAC	Banking
Boeing	NYSE	BA	Aerospace and defense
Caterpillar	NYSE	CAT	Construction and mining equipment
Chevron Corporation	NYSE	CVX	Oil & gas
Cisco Systems	NASDAQ	CSCO	Computer networking
Coca-Cola	NYSE	KO	Beverages
DuPont	NYSE	DD	Chemical industry
ExxonMobil	NYSE	XOM	Oil & gas
General Electric	NYSE	GE	Conglomerate
Hewlett-Packard	NYSE	HPQ	Computers and technology
The Home Depot	NYSE	HD	Home improvement retailer
Intel	NASDAQ	INTC	Semiconductors
IBM	NYSE	IBM	Computers and technology
Johnson & Johnson	NYSE	JNJ	Pharmaceuticals
JPMorgan Chase	NYSE	JPM	Banking
McDonald's	NYSE	MCD	Fast food
Merck	NYSE	MRK	Pharmaceuticals
Microsoft	NASDAQ	MSFT	Software
Pfizer	NYSE	PFE	Pharmaceuticals
Procter & Gamble	NYSE	PG	Consumer goods
Travelers	NYSE	TRV	Insurance
UnitedHealth Group	NYSE	UNH	Managed health care
United Technologies Corporation	NYSE	UTX	Conglomerate
Verizon	NYSE	VZ	Telecommunication
Wal-Mart	NYSE	WMT	Retail
Walt Disney	NYSE	DIS	Broadcasting and entertainment

The DJIA is the property of Dow Jones & Company, Inc.  Dow Jones & Company, Inc. is not affiliated with either Fund or the Funds’ investment adviser.  Dow Jones & Company, Inc. has not participated in any way in the creation of the Funds or in the selection of stocks included in the Funds and has not approved any information included herein related thereto.

The first DJIA, consisting of 12 stocks, was published in The Wall Street Journal in 1896.  The list grew to 20 stocks in 1916 and to 30 stocks on October 1, 1928.  Dow Jones & Company, Inc. from time to time changes the stocks comprising the DJIA, although such changes are infrequent.

The investment strategies of each of the Total Return Fund and Balanced Fund are unlikely to be affected by the requirement that it not concentrate its investments since currently no more than three companies in the DJIA are engaged primarily in any one industry.  Similarly, each of these Fund’s investment strategies is unlikely to be materially affected by the requirement that it meet the diversification requirements of the Internal Revenue Code since each of these Funds will have approximately 50% of its assets invested in U.S. Treasury securities and the remainder of its assets divided among at least ten stocks.  However, the diversification requirement for each of the Total Return Fund and Balanced Fund may preclude it from effecting a purchase otherwise dictated by its investment strategy.  Finally, because of the requirements of the 1940 Act, each of these Funds will not invest more than 5% of its total assets in the common stock of any issuer that derives more than 15% of its revenues from securities-related activities.  From time to time, this requirement may preclude each of the Total Return Fund and Balanced Fund from effecting a purchase otherwise dictated by its investment strategy.

SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS.  As noted in the Fund Prospectus, the Cornerstone Growth Fund and Cornerstone Value Fund may each invest in the securities of foreign issuers, including American Depository Receipts (“ADRs”).  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the investment policies of the Cornerstone Growth Fund and Cornerstone Value Fund, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of the foreign investments of the Cornerstone Growth Fund and Cornerstone Value Fund may be significantly affected by changes in currency exchange rates and these Funds may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  Although these Funds intend to invest in securities of foreign issuers domiciled in nations which the Funds’ investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Many of the foreign securities held in the form of ADRs by the Cornerstone Growth Fund and Cornerstone Value Fund are not registered with the Securities and Exchange Commission (“SEC”), nor are the issuers thereof subject to SEC reporting requirements.  Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Cornerstone Growth Fund and Cornerstone Value Fund than is available concerning U.S. companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Cornerstone Growth Fund and Cornerstone Value Fund would be subject.

ILLIQUID SECURITIES.  Each of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that any of these Funds will invest in illiquid securities.

The Cornerstone Growth Fund will not purchase restricted securities.  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time such Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.  These instruments are often restricted securities because the securities are sold in transactions not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority.  An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of securities of such Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Directors/Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board.  The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).  The Manager monitors the liquidity of restricted securities in the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund and reports periodically on such decisions to the Board of Directors/Trustees.

REPURCHASE AGREEMENTS.  Each Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Fund’s approved list.  Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Directors/Trustees.  The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest.  Repurchase agreements are generally for a short period of time, often less than a week.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights.

LENDING OF FUND SECURITIES.  In accordance with applicable law, each of the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with each of these Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly.  There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise.  However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors/Trustees.  During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower.  Each of the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will retain authority to terminate any loan at any time.  Each of these Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  Each of the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  Each of these Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

CASH AND SHORT-TERM SECURITIES.  Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund’s investment strategy, or to pay expenses or meet redemption requests.  The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

Short-term securities in which the Funds may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”), U.S. Government Securities, repurchase agreements involving such securities and shares of money market mutual funds.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

With respect to money market mutual funds, in addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by that Fund’s shareholders.

The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund’s total assets at any time except during rebalance periods or when shareholder and/or redemption activity is excessive.

BORROWING.  Each of the Funds, except the Total Return Fund, may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing.  Each of the Cornerstone Growth Fund, the Mid Cap 30 Fund, the Cornerstone Large Growth Fund and the Cornerstone Value Fund may borrow for such purposes in an amount up to 33% of its total assets, while the Balanced Fund may borrow for such purposes in an amount up to 10% of its total assets.  The borrowing policy is a fundamental policy of each of these Funds, which cannot be changed with respect to a Fund without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

The Total Return Fund intends to borrow for investment purposes.  Borrowing for investment is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique, which increases investment risk, but also increases investment opportunity.  Since approximately half of the Total Return Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Total Return Fund when it leverages its investments will increase more when the Total Return Fund’s portfolio assets increase in value and decrease more when the Total Return Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Total Return Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales.  The Total Return Fund intends to use leverage whenever it is able to borrow on terms considered by its investment adviser to be reasonable.

As required by the 1940 Act, the Total Return Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Total Return Fund’s assets should fail to meet this 300% coverage test, the Total Return Fund, within three days (not including Sundays and holidays), will reduce the amount of the Total Return Fund’s borrowings to the extent necessary to meet this 300% coverage.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  Borrowing from a bank as a temporary measure for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

The Total Return Fund may enter into reverse repurchase agreements, which are considered to be borrowings under the 1940 Act.  Under a reverse repurchase agreement, the Total Return Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price.  When the Total Return Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Total Return Fund may decline below the price of the securities it is obligated to repurchase.

LARGE VALUE FUND

SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS.  As noted in the Fund Prospectus, the Large Value Fund may invest in the securities of foreign issuers, including American Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the investment policies of the Large Value Fund, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of the foreign investments of the Large Value Fund may be significantly affected by changes in currency exchange rates and the Large Value Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  Although the Large Value Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund’s investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Many of the foreign securities held in the form of ADRs by the Large Value Fund are not registered with the SEC, nor are the issuers thereof subject to SEC reporting requirements.  Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Large Value Fund than is available concerning U.S. companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Large Value Fund would be subject.

ILLIQUID SECURITIES.  The Large Value Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act.  Where registration is required, the Large Value Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Large Value Fund might obtain a less favorable price than prevailed when it decided to sell.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes.  These instruments are often restricted securities because the securities are sold in transactions not requiring registration.  Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment.  Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulator Authority.  An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Large Value Fund, however, could affect adversely the marketability of securities of the Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board.  The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (for example, the time needed to sell the security, how bids are solicited and the mechanics of transfer).  The Manager monitors the liquidity of restricted securities in the Large Value Fund and reports periodically on such decisions to the Board of Trustees.

REPURCHASE AGREEMENTS.  The Large Value Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System.  Any such dealer or bank will be on the Large Value Fund’s approved list.  The Large Value Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Trustees.  The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest.  Repurchase agreements are generally for a short period of time, often less than a week.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  The Large Value Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Large Value Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights.

LENDING OF FUND SECURITIES.  In accordance with applicable law, the Large Value Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly.  There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise.  However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.  During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower.  The Large Value Fund will retain authority to terminate any loan at any time.  The Large Value Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker.  The Large Value Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Large Value Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

CASH AND SHORT-TERM SECURITIES.  The Large Value Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily convertible into cash.  Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by U.S. Government Securities.  These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Large Value Fund looks for suitable investment opportunities.  There may also be times when the Large Value Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes.  During these times, the Large Value Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Large Value Fund will apply the following criteria to its investments:

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Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks.

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Commercial paper or commercial paper master notes must be rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s or Prime-1 or Prime-2 by Moody’s.  If not rated by either Moody’s or Standard & Poor’s, a company’s commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by Standard & Poor’s.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

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The Large Value Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

With respect to money market mutual funds, in addition to the advisory fees and other expenses the Large Value Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

CONVERTIBLE SECURITIES.  Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock.  Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities.  Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — namely, they have a prior claim against the issuer’s assets.  Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality.  They may also reflect changes in the value of the underlying common stock.

CORPORATE DEBT SECURITIES.  The Large Value Fund may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for the Fund, or if unrated, are in the RBC GAM (US)’s opinion comparable in quality to corporate debt securities in which the Fund may invest.  Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.  The market value of a debt security generally reacts inversely to interest rate changes.  When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by the Large Value Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event will require a sale of such security by the Large Value Fund.  However, RBC GAM (US) will consider such event in its determination of whether the

Large Value Fund should continue to hold the security.  To the extent the ratings given by Moody’s, Standard & Poor’s or another rating agency may change as a result of changes in such organizations or their rating systems, the Large Value Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund Prospectus and in this SAI.

DERIVATIVES.  The Large Value Fund may invest in various derivatives.  A derivative is a financial instrument which has a value that is based on--or “derived from”--the values of other assets, reference rates, or indexes.  The Large Value Fund may invest in derivatives for hedging purposes.  The Large Value Fund may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the portfolio when a derivative instrument is more favorably priced relative to the underlying security.  However, there is no guarantee that a particular derivative strategy will meet these objectives.  The Large Value Fund will not use derivatives solely for speculative purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes.  Derivatives include futures contracts and options on futures contracts (see discussion below), forward-commitment transactions (see discussion below on “When Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars and other financial instruments.  Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives are privately negotiated and entered into in the over-the-counter (“OTC”) market.  The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are used by some investors for speculative purposes.  Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract.  Additionally, the use of credit derivatives can result in losses if RBC GAM (US) does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments.  Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.  While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security”, and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if the Large Value Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Large Value Fund’s interest.  The Large Value Fund bears the risk that RBC GAM (US) will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund.  If RBC GAM (US) attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the  Large Value Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the Large Value Fund.  While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.  Many derivatives, in particular OTC derivatives, are complex and often valued subjectively.  Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Large Value Fund.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities.  When the Large Value Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Large Value Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Large Value Fund may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Large Value Fund retains the premium received.

All call options written by the Large Value Fund must be “covered.”  For a call to be “covered”: (a) the Large Value Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (b) the Large Value Fund must maintain cash or liquid securities adequate to purchase the security; or (c) any combination of (a) or (b).

When the Large Value Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Large Value Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Large Value Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When the Large Value Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits the Large Value Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Large Value Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Large Value Fund retains the premium received.  All put options written by the Large Value Fund must be “covered.”  For a put to be “covered”, the Fund must maintain cash or liquid securities equal to the option price.

Futures Contracts and Options Thereon

The Large Value Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities, and may purchase put and call options and write call options on stock index futures contracts.  A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.

When the Large Value Fund purchases a put or call option on a futures contract, the Large Value Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period.  By writing a call option on a futures contract, the Large Value Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Large Value Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge the Large Value Fund’s positions against price fluctuations, while other strategies tend to increase market exposure.  The extent of the Large Value Fund’s loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited.  The Large Value Fund may engage in related closing transactions with respect to options on futures contracts.  The Large Value Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

Neither HFT nor the Fund will operate as a commodity pool.  In addition, as a registered investment company, HFT has filed notice with the Commodity Futures Trading Commission (the “CFTC”) and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, neither HFT nor the Fund is subject to registration or regulation as a pool operator under the Commodity Exchange Act.

When the Large Value Fund purchases or sells a futures contract, the Large Value Fund “covers” its position.  To cover its position, the Large Value Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position.  If the Large Value Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Large Value Fund arising from such investment activities.

The Large Value Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Large Value Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.  The Large Value Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

The Large Value Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Large Value Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.  The Large Value Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Large Value Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day.   Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Large Value Fund to substantial losses.  If trading is not possible, or the Large Value Fund determines not to close a futures position in anticipation of adverse price movements, the Large Value Fund will be required to make daily cash payments of variation margin.  The risk that the Large Value Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Foreign Currency Options

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Large Value Fund to reduce foreign currency risk using such options.  Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.  Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar.  The Large Value Fund will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time.  In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options.  If the Large Value Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts

The Large Value Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers.  Forward foreign currency exchange contracts may be bought or sold to protect the Large Value Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies.  Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain.  There can be no assurance that new forward contracts or offsets will always be available to the Large Value Fund.

Limitations on Options and Futures

Transactions in options by the Large Value Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options which the Large Value Fund may write or hold may be affected by options written or held by other investment advisory clients of RBC GAM (US) and its affiliates.  Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which the Large Value Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If RBC GAM (US)’s prediction of movements in the securities and interest rate markets is inaccurate, the Large Value Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include:  (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

WHEN ISSUED AND DELAYED-DELIVERY SECURITIES.  To ensure the availability of suitable securities for its portfolio, the Large Value Fund may purchase when-issued or delayed delivery securities.  When-issued transactions arise when securities are purchased by the Large Value Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Large Value Fund at the time of entering into the transaction.  When-issued securities represent securities that have been authorized but not yet issued.  The Large Value Fund may also purchase securities on a forward commitment or delayed delivery basis.  In a forward commitment transaction, the Large Value Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.  The Large Value Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  Alternatively, the Large Value Fund may enter into offsetting contracts for the forward sale of other securities that it owns.  The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

REAL ESTATE INVESTMENT TRUSTS.  A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

SHORT SALES.  The Large Value Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities.  Short selling involves the sale of borrowed securities.  At the time a short sale is effected, the Large Value Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Large Value Fund purchases it for delivery to the lender.  The price at such time may be more or less than the price at which the security was sold by the Large Value Fund.  Until the security is replaced, the Large Value Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan.  To borrow the security, the Large Value Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

Until the Large Value Fund closes its short position or replaces the borrowed security, the Large Value Fund will:  (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position.

V ARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES.  The Large Value Fund may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.  These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less.  The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.  Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The Large Value Fund may also buy variable rate master demand notes.  The terms of these obligations permit the investment of fluctuating amounts by the Large Value Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.  They permit weekly, and in some instances, daily, changes in the amounts borrowed.  The Large Value Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty.  The notes may or may not be backed by bank letters of credit.  Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  The Large Value Fund has no limitations on the type of issuer from whom the notes will be purchased.  However, in connection with such purchase and on an ongoing basis, RBC GAM (US) will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously.  While master demand notes, as such, are not typically rated by rating agencies, if not so rated, the Large Value Fund may, under its minimum rating standards, invest in them only if at the time of an investment the issuer meets the Fund’s criteria.

REVERSE REPURCHASE AGREEMENTS.  The Large Value Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act, and as such are subject to the investment limitations discussed in the section entitled “Borrowing.”  Under a reverse repurchase agreement, the Large Value Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price.  When the Large Value Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Large Value Fund may decline below the price of the securities it is obligated to repurchase.

BORROWING.  The Large Value Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing.  The Large Value Fund may borrow for such purposes in an amount up to 33% of its total assets.  The borrowing policy is a fundamental policy of the Large Value Fund, which cannot be changed without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

JAPAN FUND AND JAPAN SMALL CAP FUND

JAPANESE.  Securities markets in Japan may operate differently than those in the U.S. and present different risks.  Securities trading volume and liquidity may be less than in U.S. markets and, at times, market price volatility may be greater.

Because evidences of ownership of the investments by the Japan Fund and the Japan Small Cap Fund will generally be held outside the U.S., the Funds will be subject to additional risks which include possible adverse political, social and economic developments, adoption of governmental laws or restrictions which might adversely affect securities holdings of investors located outside Japan, whether related to currency or otherwise.  Moreover, the portfolio securities of the Japan Fund and the Japan Small Cap Fund may trade on days when the Funds do not calculate NAV and thus affect the Funds’ NAVs on days when investors have no access to the Funds.

EQUITY SECURITIES.  Equity securities, including common stock, preferred stock, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.  Changes in the value of an investment by the Japan Fund or the Japan Small Cap Fund will result in changes in the value of its shares and thus the Fund’s total return to investors.

The prices of securities of mid and small capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and their issuers typically are more subject to changes in earnings and prospects or may have no earnings or have experienced losses.  The Japan Fund and the Japan Small Cap Fund generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings.  If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company’s stock price may decline sharply and its securities may become less liquid.

COMMON AND PREFERRED STOCKS.  Stocks represent share ownership in a company.  Generally, preferred stock pays a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Japan Fund or the Japan Small Cap Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  These investments would be made primarily for their capital appreciation potential.  The Japan Fund or the Japan Small Cap Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

INITIAL PUBLIC OFFERINGS.  An initial public offering (“IPO”) is a company’s first offering of stock to the public.  Shares are given a market value reflecting expectations for the company’s future growth.  Companies engaged in IPOs generally have limited operating histories and may involve greater investment risk.  The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.  However, some IPO investments may experience significant gains, and it is possible that if the Japan Fund’s or the Japan Small Cap Fund’s strategy included investing more of its assets in IPOs, the Fund’s performance (particularly performance over short periods when IPOs are available for investment) would be greater.  The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.   There is no assurance that IPOs that are consistent with the portfolio managers’ intrinsic value philosophy and process employed for the Japan Fund and the Japan Small Cap Fund will be available for investment or that the Funds will have access to any such IPOs that do occur.

IPO securities will typically be sold when the portfolio managers believe their market price has reached full value and may be sold shortly after purchase.

WARRANTS.  A warrant is a form of derivative (described below) that gives the holder the right to subscribe to a specified amount of the issuing corporation’s capital stock at a set price for a specified period of time.

CONVERTIBLE SECURITIES.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Certain Japanese companies issue convertible securities denominated in euros.

DEPOSITARY RECEIPTS.  The Japan Fund and the Japan Small Cap Fund may invest in ADRs and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued outside the U.S. typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the U.S. securities markets and GDRs in bearer form are designed for use outside the U.S.

 These securities may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities.

REAL ESTATE INVESTMENT TRUSTS.  The Japan Fund and the Japan Small Cap Fund may invest in real estate companies that include companies with similar characteristics to the U.S. REIT structure in which revenue consists primarily of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.  A number of countries have created REIT-like regimes, which allow real estate investment companies to benefit from “flow through” tax treatment, including Australia (since 1985), Japan (since 2000), South Korea (since 2001), Singapore (since 2002) and Hong Kong (since 2003).

One example of a REIT-like regime in which the Japan Fund and the Japan Small Cap Fund may invest, and which may have characteristics similar to other types of REIT-like regimes in which the Funds may invest, is a Japan real estate investment trust (“J-REITs”).  A J-REIT is an investment vehicle with real estate in Japan as its underlying assets.  Income is generated by rents and sale proceeds and distributed to investors in the form of dividends.  The J-REIT investment vehicle was modeled on U.S. REITs.  Like the U.S. REIT, distributions paid to investors are, under qualifying conditions, deductible from the J-REITs taxable income, thereby providing a tax-efficient flow-through investment vehicle for investors.  Typically J-REITs are a special purpose corporation established for the purpose of investing in and managing real estate assets where the corporation uses investors’ money and third party funding to buy real estate, in return for which investors receive investment certificates carrying ownership rights, including dividend entitlement.  These certificates can be bought and sold on the Japanese stock exchange where they are listed.  Although the corporation is technically responsible for owning and managing the real estate properties, in reality this function is sub-contracted to a third party manager.  The values of securities issued by J-REITs are affected by the Japan real estate market, real estate yields and interest rates and tax and regulatory requirements and by perceptions of management skill.  Some J-REITs are heavily concentrated in specific types of properties, such as office buildings, and are particularly susceptible to developments affecting these types of properties.

INVESTMENT COMPANIES.  The Japan Fund and the Japan Small Cap Fund may invest in securities issued by registered and unregistered investment companies.  Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to (1) 3% of the total voting stock of any one investment company, (2) 5% of the Fund’s total assets in any one investment company and (3) 10% of the Fund’s total assets in the aggregate.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

EXCHANGE-TRADED FUNDS.  The Japan Fund and the Japan Small Cap Fund may invest in shares of exchange-traded investment companies (collectively, “ETFs”) which are typically designed to provide investment results corresponding to a securities or commodities index. ETFs are frequently units of beneficial interest in an investment trust or are interests in an open-end investment company, in each case representing a portfolio of all or substantially all of the components of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the components of the benchmark index.

The values of ETFs are subject to change as the values of their respective components fluctuate according to market volatility. Investments in equity ETFs, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund.  Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies in the weighting of securities.

EQUITY-LINKED SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest to a limited extent in equity-linked securities.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock.  To the extent a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities.  Equity-linked securities may be considered illiquid.

FIXED-INCOME SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in corporate debt obligations and other fixed-income securities when management believes that such securities offer opportunities for capital appreciation.  Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer.  Certain securities purchased by a Fund may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities.  Once the rating of a Fund security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

CORPORATE DEBT SECURITIES.  Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities.  Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of gold bullion or other precious metals.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES.  The Japan Fund and the Japan Small Cap Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities.  These securities also include debt obligations of supranational entities.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the Asian Development Bank.

REPURCHASE AGREEMENTS.  The Japan Fund and the Japan Small Cap Fund may enter into repurchase agreements.  In a repurchase agreement, a Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days).  The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  The Funds’ custodian, or sub-custodian employed in connection with tri-party repurchase agreement transactions, will have custody of and will segregate securities acquired by a Fund under a repurchase agreement.  In connection with its third-party repurchase transactions, a Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act.  Repurchase agreements are considered by the staff of the SEC to be loans by a Fund.  Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.  In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will enter into repurchase agreements only with U.S. banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Funds may invest and, in the case of tri-party repurchase agreements, U.S. government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

U.S. GOVERNMENT SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in U.S. Treasury securities, which include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance.  Treasury bills have initial maturities of one year or less;

Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.  In addition to U.S. Treasury securities, the Funds may invest in U.S. Government Securities.  Some obligations U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury, and others may be supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or only by the credit of the U.S. government agency or instrumentality.  These securities bear fixed, floating or variable rates of interest.  While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

ZERO COUPON, PAY-IN-KIND AND STEP-UP SECURITIES.  The Japan Fund and the Japan Small Cap Fund may invest in zero coupon securities.  A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.  The Funds may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds.  The Funds also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates.  The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities.  In addition, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.  Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

SHORT SELLING.  Although it has no current intention to do so, the Japan Fund and the Japan Small Cap Fund may engage in short selling.  In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security.  To complete a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.  The Funds also may make short sales “against the box,” in which a Fund enters into a short sale of a security it owns.  If a Fund engaged in short sale transactions, it would not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets.  Until the Fund closes its short position or replaces the borrowed security, it will (1) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short or (2) otherwise cover its short position.

BORROWING MONEY.  Each of the Japan Fund and the Japan Small Cap Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33 1/3 % of the value of its total assets.  The Funds do not currently intend to borrow money for investment purposes (leverage).

FORWARD COMMITMENTS.  The Japan Fund and the Japan Small Cap Fund may purchase securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.  The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when a Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty.  A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.  A Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, namely, appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its NAV per share.

SECURITIES LENDING.  The Japan Fund and the Japan Small Cap Fund may, but do not currently intend to, lend securities from their portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, a Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The Fund also has the right to terminate a loan at any time.  The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon.  Loans of portfolio securities may not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan).  The Fund will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee.  If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment.  Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the portfolio managers to be of good financial standing.  In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  The Funds will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments with short maturities.

DERIVATIVES.  The Japan Fund and the Japan Small Cap Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.  Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.  No assurance can be given that any of these instruments will be available to the Funds on a cost-effective basis, that they will be used, or, if used, will achieve the intended result.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.  A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the portfolio managers will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Neither HSFT nor the Funds will operate as a commodity pool.  In addition, as a registered investment company, HSFT has filed notice with the CFTC and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, neither HSFT nor the Funds are subject to registration or regulation as a pool operator under the Commodity Exchange Act.

FUTURES TRANSACTIONS – GENERAL.  The Japan Fund and the Japan Small Cap Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.  Transactions on foreign exchanges may include commodities that are traded on domestic exchanges or those which are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to a Fund, which could adversely affect the value of the Fund’s net assets.  Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses.

Successful use of futures by a Fund also is subject to the ability of the portfolio managers to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract.  For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions.  Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.  To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.  In addition, the segregation of such assets will have the effect of limiting the Fund’s ability otherwise to invest those assets.

Specific Futures Transactions

The Japan Fund and the Japan Small Cap Fund may purchase and sell currency, stock index and interest rate futures contracts.  A currency future obligates a Fund to purchase or sell an amount of a specific currency at a future date at a specific price.  A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.  An interest rate future obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

OPTIONS – GENERAL.  The Japan Fund and the Japan Small Cap Fund may purchase call and put options and may write (namely, sell) covered call and put option contracts.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets.  A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  A Fund receives a premium from writing covered call or put options that it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions

The Japan Fund and the Japan Small Cap Fund may purchase and sell call and put options in respect of currencies, specific securities (or groups or “baskets” of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market.  Options on currency convey the right to buy or sell the underlying currency at a price that is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.  An option on a stock index is similar to an option in respect to specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option.  Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

The Funds may purchase cash-settled options on equity index swaps in pursuit of its investment objective.  Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities that usually includes dividends.  A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.  These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Successful use by a Fund of options will be subject to the ability of the portfolio managers to predict correctly movements in the prices of individual stocks, the stock market generally or currencies.  To the extent such predictions are incorrect, the Fund may incur losses.

SWAPS.  The Japan Fund and the Japan Small Cap Fund may enter into currency, equity, interest rate and index swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (namely, the return on or increase in value of a particular dollar amount invested at a particular interest rate), or in a “basket” of securities representing a particular index.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  These transactions do not involve the delivery of securities or other underlying assets or principal.  Accordingly, the risk of loss with respect to swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

FOREIGN CURRENCY TRANSACTIONS.  The Japan Fund and the Japan Small Cap Fund may, but are not obligated to, hedge their exposure to foreign currencies.  The Funds also may seek to gain exposure to the foreign currency in an attempt to realize gains.  A Fund’s success in these transactions will depend principally on the ability of the portfolio managers to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  Currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

FUTURE DEVELOPMENTS.  The Japan Fund and the Japan Small Cap Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund’s investment objective and legally permissible for the Fund.  Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in its Prospectus or SAI.

SIMULTANEOUS INVESTMENTS.  Investment decisions for each of the Japan Fund and the Japan Small Cap Fund are made independently from each other Fund and from those for other clients advised by the portfolio managers.  If, however, such other Fund or clients desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each.  In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund.  The Funds, together with other clients advised by the portfolio managers and affiliates of SPARX Japan, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund’s ability to dispose of some or all of its positions should it desire to do so.

FOCUS FUND, GAS UTILITY INDEX FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

SPECIAL NOTE REGARDING RECENT MARKET EVENTS.  Events in the financial sector over the past few years have resulted in reduced liquidity in the credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestic and international.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect of the Funds’ investments.  It is uncertain how long these conditions will continue.

The U.S. Government, the Federal Reserve, the Treasury, the SEC (sometimes referred to as the “Commission”), the CFTC, the Federal Deposit Insurance Corporation and other U.S. Governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the Funds currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.  The effect of any such actions, if taken, cannot be known.

SHORT-TERM DEBT OBLIGATIONS.  The Funds may invest in short-term instruments which may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  Bankers’ acceptances are instruments of the U.S. banks which are drafts or bills of exchange “accepted” by a bank or trust company as an obligation to pay on maturity.  Money market instruments may carry fixed, variable, or floating interest rates.  A security’s credit may be enhanced by a bank, insurance company, or other entity.  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds.  If the structure does not perform as intended, adverse tax or investment consequences may result.  With respect to each Fund, there may be times when, in the opinion of the Manager, adverse market conditions exist, and it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund’s normal investment programs.  Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations.  To the extent that a Fund’s assets are so invested, they will not be invested so as to meet its investment objective.

U.S. TREASURY SECURITIES.  U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

GOVERNMENT AGENCY SECURITIES.  Government agency securities, often called agencies, are indirect obligations of the U.S. Government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

GOVERNMENT-SPONSORED ENTERPRISES.  Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These enterprises were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities.

 On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition.  The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. Government with respect to Fannie Mae or Freddie Mac will succeed.  Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters.  Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

RISKS ASSOCIATED WITH INVESTING IN U.S. GOVERNMENT SECURITIES.  The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, they are considered to have minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.

 However, another type of risk that may affect a Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. Government security held by the Funds, while a decline in interest rates would generally increase the market value of such investment.

BANK MONEY MARKET INSTRUMENTS.  Bank money market instruments are short-term obligations of depository institutions which provide high liquidity and a relatively low risk way to earn interest on cash reserves.

RISKS OF BANK MONEY MARKET INSTRUMENTS.  Bank deposits and CDs are insured to $250,000 per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”).  The FDIC and NCUA are federally sponsored agencies.

REPURCHASE AGREEMENTS.  A repurchase agreement is an agreement where the Funds acquire a debt security from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day).  Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Funds.  In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Funds’ custodian bank until repurchased.

REASONS TO USE REPURCHASE AGREEMENTS.  The Funds may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and government-sponsored enterprises: (i) for defensive purposes due to market conditions; or (ii) to generate income from the Funds’ excess cash balances.  The Funds will only enter into repurchase agreements with member banks of the Federal Reserve system or primary dealers of U.S. Government securities.

RISKS OF REPURCHASE AGREEMENTS.  The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds.  Consequently, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Manager acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS.  Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions.  Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.

RISKS OF REVERSE REPURCHASE AGREEMENTS.  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by a Fund under the 1940 Act.

FOREIGN INVESTMENTS.  The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts, European Depositary Receipts (“EDRs”) and Global Depositary Receipts and securities purchased on foreign securities exchanges and over-the-counter.

 Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

  Other permissible investments include: Eurodollar Certificates of Deposit (“ECDs”), which are U.S. Dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. Dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits (“CTDs”), which are U.S. Dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.  Such investments may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

RISKS OF FOREIGN INVESTMENTS.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

 Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.  Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It may also be difficult to enforce legal rights in foreign countries.

 Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

 The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

 The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons.  Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES.  Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities which do not meet the criteria for liquidity established by the Trust’s Board of Trustees.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Fund’s investments and, through reports from the Manager, the Board of Trustees monitors investments in illiquid instruments.  In determining the liquidity of a Fund’s investments, the Manager may consider various factors, including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  Also, the Manager may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid.  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

 Restricted securities are securities which cannot be sold to the public without registration under the 1933 Act.  Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”).  Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Trustees determine the liquidity of certain restricted securities, including Rule 144A securities and foreign securities.

 The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.  The Trustees have delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Manager’s selection of Rule 144A securities as well as any determinations as to their liquidity.

SECURITIES LENDING.  Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities.  A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Fund or the borrower at any time.  While a Fund will not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment.  A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Manager has determined are creditworthy under guidelines established by the Trustees.  Each Fund will limit its securities lending to 33 1/3% of total assets.

RISKS OF SECURITIES LENDING.  Each Fund will enter into securities lending and repurchase transactions only with nationally recognized brokers, banks, dealers or other financial institutions.  In the event of a default or bankruptcy by a seller or borrower, the Fund will promptly liquidate collateral.  However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller’s or borrower’s obligation, the Fund could suffer a loss.

BORROWING.  Each Fund may enter into commitments to purchase securities in accordance with their investment programs, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of each Fund’s total assets.  Additionally, each

Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of each Fund’s total assets at the time when the loan is made.

FOCUS FUND, LARGE CAP FINANCIAL FUND, SMALL CAP FINANCIAL FUND, TECHNOLOGY FUND, EQUITY AND INCOME FUND AND CORE BOND FUND

CONVERTIBLE SECURITIES.  The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

ASSET-BACKED SECURITIES.  Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

MORTGAGED-BACKED SECURITIES.  The Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Manager purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to a Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue.  Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States.  Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as

“Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae.  Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as “Freddie Mac PC’s”).  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

Rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Funds may have invested or may in the future invest), and may continue to do so in the future.  If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate.  Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions.  The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by certain of the Funds.  Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.  These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

These economic conditions may reduce the cash flow that a Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Funds may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Fund may experience further declines after they are purchased by such Fund.

The rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Fund, and could adversely affect the yields on the mortgage-related securities owned by the Funds and could have the effect of reducing returns to the Funds that have invested in mortgage-related securities collateralized by these residential mortgage loans.

STRUCTURED SECURITIES.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

VARIABLE OR FLOATING RATE SECURITIES.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

SWAP AGREEMENTS.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names.  The Funds are not limited to any particular form of swap agreement if the Manager determines it is consistent with a Fund’s investment objective and policies.

 In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

 Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price.

 The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.  Each Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

 Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

 INDEXED SECURITIES.  The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

 The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.  Indexed securities may be more volatile than the underlying instruments.

 STRIPPED SECURITIES.  The Funds may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).  These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Funds.

ZERO COUPON BONDS.  The Funds may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

REAL ESTATE-RELATED INVESTMENTS.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

LOWER-RATED DEBT SECURITIES.  The Funds may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Manager to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Manager’s research and credit analysis are an especially important part of managing securities of this type held by the Funds.  In considering investments for the Funds, the Manager will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

LOANS AND OTHER DEBT INSTRUMENTS.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.  Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.

FOREIGN CURRENCY TRANSACTIONS.  Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  A Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.  The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

 The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

 A Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency.  For example, if a Fund held investments denominated in Euro, the Fund could enter into forward contracts to sell Euro and purchase Japanese Yen.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts.  As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Manager’s skill in analyzing and predicting currency values.  Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as anticipated.  For example, if a currency’s value rose at a time when the Manager had hedged a Fund by selling that currency in exchange for U.S. Dollars, the Fund would be unable to participate in the currency’s appreciation.  If a Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem.  Similarly, if the Manager increases a Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

FUTURES CONTRACTS.  The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for bona fide hedging purposes.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

 A Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS.  A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds, the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a Fund “covers” a long position.  For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.  In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code’s requirements for qualification as a registered investment company and the Fund’s intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS.  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by a Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

OPTIONS.  The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS.  A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The Fund retains the risk of loss should the price of such securities decline.  If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS.  A Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS.  A Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

OPTIONS ON FOREIGN SECURITIES.  The Funds may purchase and sell options on foreign securities if the Manager believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the U.S.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

RISKS INVOLVED IN THE SALE OF OPTIONS.  Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

 Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Manager may be considered such a group.  These position limits may restrict the Funds’ ability to purchase or sell options on particular securities.

 Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Funds’ use of options.

SPECIAL EXPIRATION PRICE OPTIONS.  The Funds may purchase OTC puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Manager believes will increase or decrease in value generally as a group.  In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option.  Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium.  However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce a Fund’s profits if the special expiration price options are exercised.  A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS.  The Focus Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Focus Fund will not purchase these options with respect to more than 25% of the value of its net assets.

 LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price.  However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

SHORT SALES.  Each Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with other liquid assets.  The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract, due to, for instance, its insolvency or bankruptcy. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

INVESTMENT COMPANY SECURITIES.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, unit investment trusts, and ETFs which may be organized as either open-end investment companies or unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.

WHEN-ISSUED SECURITIES.  Each Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time.  When a Fund agrees to purchase securities on a when-issued basis, the Fund’s custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund’s commitment.  Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt.  A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage.  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

RIGHTS AND WARRANTS.  The Hennessy Technology Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of warrants involves the risk that the Technology Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

DISCUSSION OF INDEX METHODOLOGY – GAS UTILITY INDEX FUND

The American Gas Association Stock Index (the “Index”) is comprised of the common stock of approximately 63 publicly traded companies whose securities are traded on a United States stock exchange (exclusive of treasury stock), and are members of the American Gas Association (“AGA”).  While securities in such companies will be domestic U. S. securities, they may include foreign securities, such as ADRs, EDRs or GDRs.  These companies are engaged in the distribution and/or transmission of natural gas.  The actual computations required to produce the Index are performed by AUS Consultants Utility Services (“AUS”) for AGA pursuant to a contractual agreement between AGA and AUS.  AGA has ultimate responsibility to ensure that AUS’s calculations are performed according to its Administrative Services Agreement with the Fund.

The Index is computed by multiplying the number of outstanding shares of common stock of each AGA member company by the closing market price per share at the Index date.  This product then is multiplied by the percentage of each company’s assets devoted to natural gas distribution and transmission.  This process, completed at least annually, is done to recognize the natural gas component of the company’s asset base.  The result is each company’s “gas market capitalization value”.  The sum of all the companies’ “gas market capitalization values” is totaled.  This summation results in a base number called the “industry’s gas market capitalization value”.  Each company’s stock percentage within the Index is determined by dividing the company’s “gas market capitalization value” by the “industry’s gas market capitalization value”.  The “gas market capitalization value” for each company will be recalculated at least quarterly.  In computing the Index, individual stocks will be limited to no more than 5% of the Index. Therefore in calculating the Index, any representation in the Index exceeding 5% will be reallocated.  The Manager seeks to purchase sufficient shares of each company’s stock such that its proportion of the Fund’s assets will substantially equal that stock’s proportion of the Index.  The Manager will monitor the Fund’s securities holdings so that those holdings reflect the composition of the Index.  As market conditions dictate, and as significant shareholder purchases and redemptions occur, the Manager will buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the Index.  In both rising and falling markets, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  For the fiscal year ended October 31, 2012, the Predecessor Fund achieved a 98.29% correlation.  Since the Index weightings change in very small amounts during the trading day, continual small adjustments would be needed to track the Index exactly.  Furthermore, purchases and sales of every stock within the Index would be necessary as contributions and redemptions to the Fund are made.  To minimize brokerage and transaction expenses, the Manager will make adjustments to the Fund in accordance with the following methodology.  Comparison of the actual composition of the Fund to the theoretical target will be made daily.  Generally, adjustments to the holdings of any single stock will be made at least weekly whenever the actual proportion of that stock in the Fund varies by more than 0.5% of the weighting of that stock in the Index.  The percentage of each stock holding is based on the Fund’s net asset value.  For example, if Stock A represented 3% of the total weighting in the Index at the close of business, adjustments to the holdings of Stock A will be made if the value of Stock A is greater than 3.5% or less than 2.5% of the net assets.  Adjustments may be made at other times even though these tolerances are not exceeded if the adjustment can be made without incurring, in the Manager’s view, unreasonable transaction expenses.

DIRECTORS/TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION

The business and affairs of the Funds are managed by their Officers under the direction of the Board of Directors/Trustees.  The name, age (as of January 31, 2013 ), address, principal occupation(s) during the past five years, and other information with respect to each of the Directors/Trustees and Officers of the Funds are set forth below.  The following funds are the only funds in the fund complex (the “Hennessy Funds”): (1) the Cornerstone Growth Fund, the Mid Cap 30 Fund and the Cornerstone Value Fund, each of which is organized as separate investment portfolio or series of HFMI; (2) the Focus Fund, the Cornerstone Large Growth Fund, the Large Value Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Equity and Income Fund and the Core Bond Fund, each of which is organized as a separate investment portfolio or series of HFT; (3) the Japan Fund and the Japan Small Cap Fund, each of which is organized as a separate investment portfolio or series of HSFT; and (4) the Total Return Fund and the Balanced Fund, each of which is organized as a separate investment portfolio or series of HFI.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Disinterested Trustees (as defined below)

J. Dennis DeSousa Age: 76 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. DeSousa is a real estate investor.	16	None.
Robert T. Doyle Age: 65 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Doyle has been the Sheriff of Marin County, California since 1996.	16	None.
Gerald P. Richardson Age: 67 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since May 2004 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Richardson is an independent consultant in the securities industry.	16	None.

4847

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy(1) Age: 57 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee, President and Chairman of the Board	Trustee: Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT Officer: 1 year term Served since June 2008 HMFI, HFI and HFT; and since September 2009 HSFT	Mr. Hennessy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989. He currently serves as President, Chairman, CEO, Portfolio Manager and CIO of Hennessy Advisors, Inc.	16	Director of Hennessy Advisors, Inc.
Joe Fahy(1) Age: 35 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Chief Compliance Officer	1 year term Since June 2010 HMFI, HFI, HFT and HSFT	Mr. Fahy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2005.	N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds .

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Persons

Teresa M. Nilsen(1) Age: 46 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Treasurer	1 year term Since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Ms. Nilsen has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989.  She currently serves as Executive Vice President, Chief Operations Officer, Chief Financial Officer and Secretary of Hennessy Advisors, Inc.
				N/A	N/A
Daniel B. Steadman(1) Age: 56 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Secretary	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT
Mr. Steadman has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2000.  He currently serves as Executive Vice President and Chief Compliance Officer of Hennessy Advisors, Inc.
				N/A	N/A
David Ellison(1) Age: 54 Address: 100 Federal Street 29th Floor Boston, MA 02110	Senior Vice President and Chief Investment Officer	1 year term Since October 2012
Mr. Ellison has served as Portfolio Manager of the Large Cap Financial Fund, the Small Cap Financial Fund and the Technology Fund since inception.

Mr. Ellison previously served as Director, CIO and President of FBR Advisers, Inc. from December 1999 to October 2012.
				N/A	N/A
_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds .

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Brian Peery(1) Age: 43 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Co-Portfolio Manager and Vice President	1 year term As Vice President, since March 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT As Co-Portfolio Manager, since February 2011 HMFI, HFI, HFT and HSFT	Mr. Peery has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2002.	N/A	N/A
Winsor (Skip) Aylesworth(1) Age: 65 Address: 100 Federal Street 29th Floor Boston, MA 02110	Vice President and Portfolio Manager	1 year term Since October 2012
Mr. Aylesworth has been Portfolio Manager of the Gas Utility Index Fund since 1998 and Portfolio Manager of the Technology Fund since inception.

Mr. Aylesworth previously served as Executive Vice President of The FBR Funds from 1999 to October 2012.
				N/A	N/A

_______________
(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds .

Pursuant to the terms of the Management Agreements (as defined below) with HMFI, HFT, HSFT and HFI, the Manager, on behalf of the Funds, pays the compensation of all Officers and Directors/Trustees who are affiliated persons of the Manager.

DIRECTOR/TRUSTEE QUALIFICATIONS

Neil J. Hennessy has been a Director/Trustee and portfolio manager of the Hennessy Funds for many years.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Manager and with the Cornerstone Series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Director/Trustee.  J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a director of the Hennessy Funds for over 16 years has provided him with a solid understanding of the mutual fund industry.  Serving as a sheriff, Robert T. Doyle, has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds.  Further, Mr. Doyle’s diligent and thoughtful service as a Director/Trustee of the Hennessy Funds for over 16 years has provided him with a detailed understanding of the mutual fund industry.  As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses.  Further, Mr. Richardson’s experience in the securities industry as a consultant makes him a valuable resource to the Board of Directors/Trustees.  Each of Messrs. DeSousa, Doyle and Richardson takes a conservative and thoughtful approach to addressing issues facing the Hennessy Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. DeSousa, Doyle and Richardson should serve as a Director/Trustee.

BOARD LEADERSHIP STRUCTURE

The Board of Directors/Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds.  The Board of Directors/Trustees has engaged the Manager to manage the Hennessy Funds and is responsible for overseeing the Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws.  The Board of Directors/Trustees has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Directors/Trustees.  The Hennessy Funds do not have a lead disinterested Director/Trustee.  The small size of the Board of Directors/Trustees, consisting of one interested Director/Trustee and three disinterested Directors/Trustees, facilitates open discussion and significant involvement by all of the directors without the need for a lead disinterested Director/Trustee.  Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Manager and the Board of Directors/Trustees, while the business acumen of Messrs. DeSousa, Doyle and Richardson, and long experience in the mutual fund industry serving as Directors/Trustees of the Hennessy Funds, enables them to effectively and accurately assess the information being provided to the Board of Directors/Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders.  In light of these factors, the Hennessy Funds have determined that their leadership structure is appropriate.

BOARD OVERSIGHT OF RISK

Through its direct oversight role, and indirectly through the Audit Committee, Hennessy Funds officers and service providers, the Board of Directors/Trustees performs a risk oversight function for the Hennessy Funds.  To effectively perform its risk oversight function, the Board of Directors/Trustees, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Hennessy Funds; reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; approves the Hennessy Funds’ principal investment policies; meets with representatives of various service providers, including the Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Directors/Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed below.  The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the auditors of the Hennessy Funds and regularly with the Hennessy Funds’ chief compliance officer to discuss, among other things, financial risk, including internal controls over financial reporting.

BOARD COMMITTEES

The Board of Directors/Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson.  The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records.  The Audit Committee met twice during the fiscal year ended October 31, 2012 .

BOARD COMPENSATION

The Hennessy Funds pay Directors/Trustees who are not interested persons of the Funds (each, a “Disinterested Director”) fees for serving as Directors/Trustees.  HMFI pays each Disinterested Director a $2,250 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Cornerstone Growth Fund, the Mid Cap 30 Fund and the Cornerstone Value Fund pays one-third.  HFT pays each Disinterested Director a $ 750 fee per series of HFT for each meeting of the Board of Trustees attended.  HFI pays each Disinterested Director a $1,000 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Total Return Fund and Balanced Fund each pays one-half.  HSFT pays each Disinterested Director a $1,500 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Japan Fund and the Japan Small Cap Fund each pays one-half.  The Hennessy Funds may also reimburse Directors/Trustees for travel expenses incurred in order to attend meetings of the Board of Directors/Trustees.

The table below sets forth the compensation paid by HMFI to each of the current Directors of HMFI for services as directors for the fiscal year ended October 31, 2012 :

Name of Person	Aggregate Compensation from HMFI	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HMFI and Fund Complex (1) Paid to Directors

Disinterested Directors

J. Dennis DeSousa	$11,250	$0	$0	$31,250

Robert T. Doyle	$11,250	$0	$0	$31,250

Gerald P. Richardson	$11,250	$0	$0	$31,250

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2012 :

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Directors

J. Dennis DeSousa	$7,500	$0	$0	$31,250

Robert T. Doyle	$7,500	$0	$0	$31,250

Gerald P. Richardson	$7,500	$0	$0	$31,250

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

The table below sets forth the compensation paid by HSFT to each of the current Trustees of HSFT for services as Trustees for the twelve months ended October 31, 2012.

Name of Person	Aggregate Compensation from HSFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HSFT and Fund Complex (1) Paid to Trustees

Disinterested Directors

J. Dennis DeSousa	$7,500	$0	$0	$31,250

Robert T. Doyle	$7,500	$0	$0	$31,250

Gerald P. Richardson	$7,500	$0	$0	$31,250

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

The table below sets forth the compensation paid by HFI to each of the current Directors of HFI for services as directors for the fiscal year ended October 31, 2012 :

Name of Person	Aggregate Compensation from HFI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFI and Fund Complex (1) Paid to Directors

Disinterested Directors

J. Dennis DeSousa	$5,000	$0	$0	$31,250

Robert T. Doyle	$5,000	$0	$0	$31,250

Gerald P. Richardson	$5,000	$0	$0	$31,250

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0
(1)The Hennessy Funds are the only funds in the fund complex.

Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees.  No officer, director or employee of the Manager or the Administrator receives any compensation from the Funds for acting as a Director/Trustee or Officer.

ADVISORY BOARD

The Board of Trustees of HFT has established an advisory board (the “Advisory Board”) whose members each previously served as the Independent Trustees of the Predecessor Funds.  Information regarding the members of the Advisory Board is set forth below.  The members of the Advisory Board will serve in that capacity for a two-year period commencing on or about October 26, 2012.  The Advisory Board provides guidance to the Board of Trustees as to investments of the Funds, and the following three other funds that are also advised by the Manager: the Cornerstone Large Growth Fund, the Hennessy Mid Cap 30 Fund and the Cornerstone Growth Fund, but does not determine whether any security or any other investment should be purchased or sold.

As compensation for their service, the members of the Advisory Board each receive $25,000 annually.  Because the Advisory Board was not in operation prior to October 26, 2012, and no fees were paid prior to October 31, 2012, information regarding compensation for the members of the Advisory Board for the past year is not presented.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Michael A. Willner Age: 56 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	CEO AlphaGrip, Inc. since 2001.	10	None.
Charles O. Heller Age: 77 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	President, Annapolis Capital Group, since 2005; and Athlone Global Security (venture capital firm) from 2006-2008.	10	None.
David B. Adcock Age: 61 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Consultant, since 2006; General Counsel, Duke University and Duke University Health System 1982-2006.	10	The Victory Portfolios (16 portfolios); The Victory Institutional Funds (one portfolio); The Victory Variable Insurance Funds (one portfolio).
William E. Cole, Jr. Age: 63 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October 26, 2014 Served since October 26, 2012	Retired, 2006. Partner, Ernst & Young LLP, 1972-2006.	10	None.

The following tables set forth the dollar range of equity securities beneficially owned by each Advisory Board member in the Funds as of December 31, 2012:

Name of Director/Trustee	Dollar Range of Equity Securities in the Focus Fund	Dollar Range of Equity Securities in the Large Cap Financial Fund	Dollar Range of Equity Securities in the Small Cap Financial Fund	Dollar Range of Equity Securities in the Technology Fund

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None
William E. Cole, Jr.	None	None	None	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Core Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None
William E. Cole, Jr.	None	None	None	None
______________________________ (1)The Hennessy Funds are the only funds in the “family of investment companies.”

None of the Advisory Board members, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

As of January 31, 2013 , the Officers and Directors/Trustees of the Hennessy Funds as a group (10 persons) owned an aggregate of less than 1% of the outstanding Investor Class shares of each Fund and less than 1% of the outstanding Institutional Class shares of each Fund.

No person is deemed to “control” any of the Funds, as that term is defined in the 1940 Act, because no Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  The Funds do not control any person.

As of January 31, 2013, the following shareholders owned more than 5% of the outstanding voting securities of the Funds.  These holders are referred to as principal shareholders.

Cornerstone Growth Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	8,233,618	37.41%

National Financial Services LLC * Attn: Mutual Funds Dept. 5th FL New York, NY 10281-1003	4,491,642	20.41%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,285,975	10.39%

*           Owned of record.

Cornerstone Growth Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	354,188	16.24%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	276,926	12.70%

First Clearing LLC * Saint Lous, MO 63103-2523	276,638	12.68%

Pershing LLC * P.O. Box 2052 Jersey City, NJ 07303-2052	169,320	7.76%

Ameritrade, Inc. * For the Benefit of its Customers P.O. Box 2226 Omaha, NE 68103-2226	132,699	6.08%

Armed Forces Benefit Association * Attn: Debbie French Alexandria, VA 22314-1555	111,244	5.10%

*           Owned of record.

Focus Fund – Investor Class	Shares	Percentage

National Financial Services LLC * For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 5th FL New York, NY 10281	6,325,965	43.02%

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	3,999,799	27.2%

Donaldson Lufkin Jenrette * Securities Corporation, Inc. P.O. Box 2052 Jersey City, NJ 07303-2052	812,296	5.52%

*           Owned of record.

Focus Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	299,499	26.32%

First Clearing LLC * Saint Louis, MO 63103	272,336	23.93%

National Financial Services LLC * For Exclusive Benefit of our Customers New York, NY 10281	138,425	12.16%

Merrill Lynch Pierce Fenner & Smith, Inc. * For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	112,829	9.92%

*           Owned of record.

Mid Cap 30 Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of Customers San Francisco, CA 94105-1905	2,909,563	32.54%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-1003	1,983,782	22.19%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	548,587	6.14%

*           Owned of record.

Mid Cap 30 Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	1,233,305	50.50%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	507,365	20.78%

*           Owned of record.

Cornerstone Large Growth Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	398,113	5.75%

*           Owned of record.

Cornerstone Large Growth Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94105-1905	255,261	18.40%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	247,710	17.85%

PIMS Prudential Retirement * P.O. Box 25587 Alexandria, VA 22313-5587	174,517	12.58%

*           Owned of record.

Cornerstone Value Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * San Francisco, CA 94105-1905	953,550	10.99%

National Financial Services LLC * New York, NY 10271-1003	648,202	7.47%

*           Owned of record.

Cornerstone Value Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	62,731	30.73%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	38,728	18.97%

Eastport Health Care, Inc. * Attn: Charles Wellman P.O. Box H Eastport, ME 04631-0900	26,111	12.79%

Kishor Nathmal Jain Custody * Sendeep Kishor Jain Frankfort, IL 60423-1058	26,110	12.79%

Thomas F. Smith and Killian M. Smith JTWROS * Decatur, GA 30034-4408	19,208	9.45%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	11,508	5.64%

*           Owned of record.

Large Value Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	834,937	16.76%

National Financial Services Corp. * For Exclusive Benefit of Customers New York, NY 10008-3908	403,548	8.10%

*           Owned of record.

Large Value Fund – Institutional Class	Shares	Percentage

Hennessy Advisors, Inc. * FBO Teresa M. Nilsen Novato, CA 94945-3272	740	38.44%

Hennessy Advisors, Inc. * FBO Neil J. Hennessy Novato, CA 94945-3272	731	37.98%

Hennessy Advisors, Inc. * FBO Kathryn R. Fahy Novato, CA 94945-3272	217	11.27%

Hennessy Advisors, Inc. * FBO Lauren Puliafico Novato, CA 94945-3272	170	8.84%

*           Owned of record.

Total Return Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94105-1905	665,598	11.32%

National Financial Services Corp. * For the Benefit of our Customers New York, NY 10281-5503	650,563	11.06%

*           Owned of record.

Gas Utility Index Fund – Investor Class	Shares	Percentage

National Financial Services Corp. * P.O. Box 3908 New York, NY 10281-1003	10,403,118	31.47%

Charles Schwab & Co., Inc. * For the Exclusive Benefit of our Customers San Francisco, CA 94105-1905	7,667,142	23.20%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,132,216	6.45%

*           Owned of record.

Small Cap Financial Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	3,533,951	38.09%

NFS LLC FEBO * Covington, KY 41015-1987	3,067,566	33.06%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	571,890	6.16%

*           Owned of record.

Small Cap Financial Fund – Institutional Class	Shares	Percentage

Merrill Lynch Pierce Fenner & Smith * For the Sole Benefit of its Customers Jacksonville, FL 32246-6434	1,060,500	33.98%

Pershing LLC * For the Benefit of its Customers P.O. Box 2052 Jersey City, NJ 07303-2052	737,477	23.63%

Charles Atwood Company * Kalamazoo, MI 49007-3918	542,187	17.37%

Morgan Stanley Smith Barney * Harborside Financial Center Jersey City, NJ 07311	497,486	15.94%

*           Owned of record.

Large Cap Financial Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit ofCustomers San Francisco, CA 94105-1905	2,559,747	62.87%

National Financial Services LLC * For Exclusive Benefit of our Customers New York, NY 10281	671,491	16.49%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	299,238	7.35%

*           Owned of record.

Technology Fund – Investor Class	Shares	Percentage

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281	122,206	31.46%

Schwab Omnibus * Attn: Mutual Funds San Francisco, CA 94105-1905	66,866	17.22%

E Trade Clearing LLC * For the Benefit of its Customers P.O. Box 484 Jersey City, NJ 07303-0484	38,197	9.83%

US Bank NA * Custody Mahmoud Yassin Sep IRA Toms River, NJ 08755-1166	37,547	9.67%

*           Owned of record.

Technology Fund –Institutional Class	Shares	Percentage

PIMS Prudential Retirement * P.O. Box 25587 Alexandria, VA 22313-5587	22,104	26.27%

5 Star Financial Def Comp Plan 4 * c/o Mark A. Centanni P.O. Box 25587 Alexandria, VA 22303-5587	5,023	5.97%

David S. Nickerk * Bothwell, WA 98021-8897	4,450	5.29%

*           Owned of record.

Japan Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	263,271	27.82%

Pershing LLC * For the Benefit of its Customers P.O. Box 2052 Jersey City, NJ 07303-2052	202,625	21.41%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-0003	200,452	21.18%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	68,168	7.20%

*           Owned of record.

Japan Fund – Institutional Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of Customers San Francisco, CA 94105-1905	219,144	55.34%

Christopher T. Whitman * London UK SW3 2AF 205 United Kingdom	84,044	21.22%

*           Owned of record.

Japan Small Cap Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	896,794	62.12%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281-0003	301,824	20.91%

TD Ameritrade, Inc. * For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	124,644	8.63%

*           Owned of record.

Equity and Income Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * For the Benefit of our Customers San Francisco, CA 94105-1905	5,060,314	40.51%

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281	2,601,887	20.83%

*           Owned of record.

Equity and Income Fund – Institutional Class	Shares	Percentage

National Financial Services LLC * For the Exclusive Benefit of our Customers New York, NY 10281	1,521,228	24.97%

Merrill Lynch Pierce Fenner & Smith, Inc. * For the Sole Benefit of its Customers Jacksonville, FL 32246-6484	1,255,778	20.61%

LPL Financial * AC 3874-3897 San Diego, CA 92121-1968	1,021,688	16.77%

Pershing LLC * P.O. Box 2052 Jersey City, NJ 07303-2052	888,829	14.59%

First Clearing LLC * AC 5703-3253 Saint Louis, MO 63103-2523	384,913	6.32%

*           Owned of record.

Balanced Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Customers San Francisco, CA 94104-4151	231,636	20.69%

Lovi Family Living Trust * Leo Lovi & Lorraine Lovi Redwood City, CA 94061-3920	69,523	6.21%

National Financial Services Corp. * For the Exclusive Benefit of Customers New York, NY 10281-5503	63,177	5.64%

*           Owned of record.

Core Bond Fund – Investor Class	Shares	Percentage

Charles Schwab & Co., Inc. * Special Custody Acct for Benefit of Customers San Francisco, CA 94104-4151	140,082	30.11%

First Clearing LLC * Saint Louis, MO 63103-2523	83,117	17.86%

US Bank N.A. Custodian * Robert J. Hozyash IRA Boyertown, PA 19512-8081	36,376	7.82%

TD Ameritrade, Inc. * For the Exclusive Benefit of Clients P.O. Box 2226 Omaha, NE 68103-2226	25,842	5.55%

National Financial Services, LLC * For the Exclusive Benefit of Customers New York, NY 10281-1003	24,669	5.30%

*           Owned of record.

Core Bond Fund – Institutional Class	Shares	Percentage

LPL Financial * San Diego, CA 92121-1968	1,075,138	70.35%

PIMS Prudential Retirement * P.O. Box 25587 Alexandria, VA 22313-5587	117,755	7.70%

Joan Lee Lawson * Clifton, VA 20124-1524	104,804	6.86%

*           Owned of record.

The following tables set forth the dollar range of equity securities beneficially owned by each Directors /Trustee in the Funds as of December 31,  2012 :

None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

The following table sets forth the dollar range of equity securities beneficially owned by each Director/Trustee in the Funds as of December 31, 2012:

Name of Director/Trustee	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Mid Cap 30 Fund	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund

Disinterested Directors

J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	None

Robert T. Doyle	None	None	None

Gerald P. Richardson	$10,001-$50,000	$10,001-$50,000	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Director/Trustee	Dollar Range of Equity Securities in the Large Value Fund	Dollar Range of Equity Securities in the Japan Fund	Dollar Range of Equity Securities in the Japan Small Cap Fund

Disinterested Directors

J. Dennis DeSousa	None	None	None

Robert T. Doyle	None	None	None

Gerald P. Richardson	None	None	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

______________________________ (1)The Hennessy Funds are the only funds in the fund complex.

Name of Director/Trustee	Dollar Range of Equity Securities in the Focus Fund	Dollar Range of Equity Securities in the Large Cap Financial Fund	Dollar Range of Equity Securities in the Small Cap Financial Fund	Dollar Range of Equity Securities in the Technology Fund

Disinterested Directors

J. Dennis DeSousa	None	None	None	None

Robert T. Doyle	None	None	None	None

Gerald P. Richardson	None	None	None	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	None	None	None	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Gas Utility Index Fund	Dollar Range of Equity Securities in the Equity and Income Fund	Dollar Range of Equity Securities in the Core Bond Fund

Disinterested Directors

J. Dennis DeSousa	None	None	None

Robert T. Doyle	None	None	None

Gerald P. Richardson	None	None	None

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	None	None	None
______________________________ (1)The Hennessy Funds are the only funds in the “family of investment companies.”

Name of Director/Trustee	Dollar Range of Equity Securities in the Cornerstone Value Fund	Dollar Range of Equity Securities in the Total Return Fund	Dollar Range of Equity Securities in the Balanced Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director (Trustee) in Family of Investment Companies(1)

Disinterested Directors

J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000

Robert T. Doyle	None	$10,001-$50,000	None	$10,001-$50,000

Gerald P. Richardson	$10,001-$50,000	$1-$10,000	$1-$10,000	Over $100,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	Over $100,000
______________________________ (1)The Hennessy Funds are the only funds in the fund complex.

MANAGEMENT OF THE FUNDS

THE MANAGER

The investment adviser to the Hennessy Funds is Hennessy Advisors, Inc.  The Manager acts as the investment manager of each Fund pursuant to separate management agreements with HMFI, HFT , HSFT and HFI (collectively, the “Management Agreements”).  The Manager furnishes continuous investment advisory services and management to the Hennessy Funds.  The Manager is controlled by Neil J. Hennessy, who currently owns 33.1% of the outstanding voting securities of the Manager.

Under the Management Agreements, the Manager is entitled to an investment advisory fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund’s average daily net assets as shown below:

Cornerstone Growth Fund	0.74%
Focus Fund	0.90%
Mid Cap 30 Fund	0.74%
Cornerstone Large Growth Fund	0.74%
Cornerstone Value Fund	0.74%
Large Value Fund	0.85%
Total Return Fund	0.60%
Gas Utility Index Fund	0.40%

Small Cap Financial Fund	0.90%
Large Cap Financial Fund	0.90%
Technology Fund	0.90%
Japan Fund	1.00%
Japan Small Cap Fund	1.20%
Equity and Income Fund	0.80%
Balanced Fund	0.60%
Core Bond Fund	0.80%

Pursuant to the Management Agreements, the Manager is responsible for investment management of each Fund’s portfolio, subject to general oversight by the Board of Directors/Trustees, and provides the Funds with office space.  In addition, the Manager is obligated to keep certain books and records of the Funds.  In connection therewith, the Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds’ custodian, administrator or transfer agent.

Under the terms of the Management Agreements, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below) (other than pursuant to the 12b-1 plan of the Focus Fund, the Total Return Fund , the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Equity and Income Fund, the Balanced Fund and the Core Bond Fund).  General expenses of the Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable.  Expenses borne by each Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HMFI, HFT, HSFT or HFI or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Directors; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, directors’/trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HMFI, HFT, HSFT or HFI, as applicable, or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders.  The Manager may voluntarily waive its management fee or subsidize other Fund expenses.  This may have the effect of increasing a Fund’s return.

Under the Management Agreements, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HMFI, HFT, HSFT, HFI or any Fund in connection with the performance of the Management Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreements have an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.  Each Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act).  The Management Agreements may be terminated by HMFI, HFT, HSFT or HFI with respect to a Fund or by the Manager upon 60 days’ prior written notice.

The Manager has undertaken to reimburse each of the Funds to the extent that the aggregate annual operating expenses of the Institutional Class shares (other than with respect to the Focus Fund, the Small Cap Financial Fund, the Technology Fund, the Japan Fund, the Equity and Income Fund and the Core Bond Fund), including the investment advisory fee and the administration fee (but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, acquired fund fees and expenses, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items), exceed that percentage of the average net assets of the Fund’s Institutional Class shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 0.98%.

With respect to the Investor Class shares (other than with respect to the Focus Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Equity and Income Fund and the Core Bond Fund), the Manager has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses of the Investor Class shares, including the investment advisory fee and the administration fee ( but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, acquired fund fees and expenses, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items ) , exceed that percentage of the average net assets of the Fund’s Investor Class shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale.  As of the date hereof, no such state law provision was applicable to any Fund.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class shares of each of the Focus Fund, the Small Cap Financial Fund, the Large Cap Financial Fund and the Technology Fund to the extent annual fund operating expenses exceed 1.95% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Focus Fund, the Large Cap Financial Fund, the Small Cap Financial Fund and the Technology Fund.  With respect to the Gas Utility Index Fund, the Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Fund to the extent annual fund operating expenses exceed 0.85% of the Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business).  The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Institutional Class shares of the Focus Fund, the Small Cap Financial Fund and the Technology Fund to the extent annual fund operating expenses exceed 1.70% of such Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business). The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses for the Equity and Income Fund and the Core Bond Fund (for both the Investor Class and

Institutional Class shares) to the extent annual fund operating expenses exceed 1.08% and 1.05% of the Equity and Income Fund and the Core Bond Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business), respectively.  The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and assume certain expenses for the Equity and Income Fund to the extent annual fund operating expenses exceed 0.99% of the Fund’s average daily net assets for the period until February 28, 2013.

If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess.  In such a situation the monthly payment of the Manager’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager’s fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.  If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed a Fund for excess expenses, such Fund’s expenses, as a percentage of such Fund’s average net assets, are less than the applicable expense ratio limit, such Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund’s expense ratio shall not exceed the applicable limit.

During the fiscal years ended October 31, 2012, 2011 and 2010 the Cornerstone Growth Fund, the M id Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Large Value Fund, the Total Return Fund, the Japan Fund, the Japan Small Cap Fund and the Balanced Fund paid the following fees to the Manager pursuant to the Management Agreement.  For the fiscal years ended October 31, 2012, 2011 and 2010, the Manager did not reimburse fees and expenses of any of these Funds.  The Manager recouped $29,682 of previously reimbursed Investor Class expenses for the Cornerstone Large Growth Fund for the fiscal year ended October 31, 2011, and $951 of previously reimbursed Investor Class expenses for the Cornerstone Large Growth Fund for the fiscal year ended October 31, 2010.

Advisory Fees Paid to Advisor

	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
Cornerstone Growth Fund	$1,612,148	$1,444,144	$1,639,511
Mid Cap 30 Fund	$1,205,874	$1,193,413	$1,083,048
Cornerstone Large Growth Fund	$574,284	$605,779	$553,644
Cornerstone Value Fund	$912,705	$1,016,889	$1,130,082
Large Value Fund	$1,065,815	$1,129,883	$1,140,958
Total Return Fund	$425,005	$392,389	$337,824
Japan Fund	$205,473	$310,543	$552,830
Japan Small Cap Fund	$179,755	$290,179	$184,064
Balanced Fund	$136,881	$81,461	$72,662

For the fiscal year ended October 31, 2012, each of the Focus Fund, the Gas Utility Index Fund, the Small Cap Financial Fund, the Large Cap Financial Fund, the Technology Fund, the Equity and Income Fund and the Core Bond Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as set forth below.  For the fiscal year ended October 31, 2012, the Small Cap Financial Fund reimbursed $1,024 of previously waived advisory fees.:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Focus Fund	$6,539,937	$—	$6,539,937	$—
Gas Utility Index Fund	2,427,576	—	2,427,576	—
Small Cap Financial Fund	1,647,875	—	1,647,875	—
Large Cap Financial Fund	549,491	—	549,491	—
Technology Fund	60,210	(96,067)	—	—
Equity and Income Fund	1,726,176	(179,947)	1,546,229	—
Core Bond Fund	251,697	(102,642)	149,055	—

For the fiscal year ended October 31, 2011, each Predecessor Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
FBR Focus Fund	$6,543,033	$—	$6,543,033	$—
FBR Large Cap Financial Fund	543,524	—	543,524	—
FBR Small Cap Financial Fund	2,287,766	(1,024)	2,286,742	—
FBR Technology Fund	79,949	(79,949)	—	(8,290)
FBR Gas Utility Index Fund	1,199,584	—	1,199,584	—
FBR Balanced Fund	721,246	(188,312)	532,934	—
FBR Core Bond Fund	218,849	(132,417)	86,432	—

For the fiscal year ended October 31, 2010, each Predecessor Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
FBR Focus Fund	$6,514,796	$(15,363)	$6,499,433	$—
FBR Large Cap Financial Fund	376,285	—	376,285	—
FBR Small Cap Financial Fund	2,267,871	(15,104)	2,252,767	—
FBR Technology Fund	120,287	(77,288)	42,999	—
FBR Gas Utility Index Fund	886,056	(16,893)	869,163	—
FBR Balanced Fund*	378,975	(136,427)	242,548	—
FBR Core Bond Fund*	135,099	(80,808)	54,291	—
* For the seven months ended October 31, 2010.

SUB-ADVISORS

The Manager has delegated the day-to-day management of the Focus Fund, the Large Value Fund, the Japan Fund, the Japan Small Cap Fund, the Equity and Income Fund and the Core Bond Fund to sub-advisors, and has entered into a sub-advisory contract with each sub-advisor (each a “Sub-Advisory Agreement” and, collectively, the “Sub-Advisory Agreements”).  Pursuant to the Sub-Advisory Agreements, the sub-advisors make specific portfolio investments in accordance with the applicable Fund’s investment objective and the sub-advisor’s investment approach and strategies.

Sub-advisor(s) of the Funds are employed and may be terminated by the Manager subject to prior approval by the Board of Trustees.  The employment of a new sub-advisor currently requires the prior approval of the shareholders of the applicable Fund.  HFT and HSFT, however, may request an order of the SEC exempting the Funds from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor.  There can be no assurance that HFT and HSFT will request such an order, or, if requested, that such an order will be granted with respect to the Funds.  Selection and retention criteria for sub-advisors include:  (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently.  Each sub-advisor will not necessarily exhibit all of the criteria to the same degree.  Sub-advisors are paid by the Manager (not by the Funds).

Each sub-advisor’s activities are subject to general supervision by the Manager and the Board of Trustees.  Although the Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

Large Value Fund

RBC GAM (US) is a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.

Under the Sub-Advisory Agreement for the Large Value Fund, the Manager (not the Fund) pays RBC GAM (US) monthly, at an annual rate of 0.35% of the average daily net assets of the Fund.

The Sub-Advisory Agreement for the Large Value Fund may be terminated at any time without the payment of any penalty, immediately upon written notice to the other party in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified (the notified party has 30 days to cure the breach), or otherwise, upon giving 60 days’ written notice to the other party.  The Sub-Advisory Agreement will automatically terminate if it is assigned.

The Sub-Advisory Agreement for the Large Value Fund provides that RBC GAM (US) will not be liable to the Manager for, and the Manager will not take any action against RBC GAM (US) or hold RBC GAM (US) liable for, any error of judgment or mistake of law or for any loss suffered by the Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of RBC GAM (US)’s duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of RBC GAM (US) in the performance of its duties under the Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.  The Sub-Advisory Agreement also provides that RBC GAM (US) and its officers, directors and employees are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation.

In addition to entering into the Sub-Advisory Agreement for the Large Value Fund, the Manager and RBC GAM (US) have entered into an arrangement that requires certain payments (by the Manager and not the Funds) in the event of the termination of RBC GAM (US).  Specifically, if the Sub-Advisory Agreement for RBC GAM (US) is terminated by the Manager without having provided RBC GAM (US) with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to RBC GAM (US) under the Sub-Advisory Agreement promptly after the termination date, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date RBC GAM (US) received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate NAV of the Fund as of the close of business on the business day immediately preceding the termination date.

Japan Fund and Japan Small Cap Fund

Founded in 1989, SPARX Asset Management Co., Ltd., the sub-advisor to the Japan Fund and the Japan Small Cap Fund, is an independent financial services company headquartered in Tokyo.  In 2006, the company renamed itself to SPARX Group Co., Ltd. (“SPARX Group”) and all asset management activities were transferred to a new company known as SPARX Asset Management Co., Ltd.   SPARX Japan is a wholly-owned subsidiary of SPARX Group.  SPARX Group is a publicly-listed company traded on the JASDAQ securities exchange, which is controlled by majority shareholder and Chairman, Mr. Shuhei Abe.  SPARX Japan is registered as an investment adviser with the SEC.

SPARX Japan is registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business and the second financial instruments business.  In addition, SPARX Japan performs various investment and research functions and performs investment advisory activities and fund administration for its Japanese and international clients in the area of Japanese equity investment.

Under the Sub-Advisory Agreement for the Japan Fund and the Japan Small Cap Fund, the Manager (not the Funds) pays SPARX Japan monthly, at an annual rate of 0.35% of the average daily net assets of the Japan Fund and an annual rate of 0.20% of the average daily net assets of the Japan Small Cap Fund.

The Sub-Advisory Agreement for the Japan Fund and the Japan Small Cap Fund may be terminated at any time without the payment of any penalty, immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified (the notified party has 30 days after written notice to cure the breach), or otherwise, upon giving 60 days’ written notice to the others. The Sub-Advisory Agreement will automatically terminate if it is assigned.

The Sub-Advisory Agreement for the Japan Fund and the Japan Small Cap Fund provides that SPARX Japan will not be liable to the Manager for, and the Manager will not take any action against

SPARX Japan or hold SPARX Japan liable for, any error of judgment or mistake of law or for any loss suffered by the Funds (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of SPARX Japan’s duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SPARX Japan in the performance of its duties under the Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.  The Sub-Advisory Agreement also provides that SPARX Japan and its officers, directors and employees are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation.

In addition to entering into the Sub-Advisory Agreement for the Japan Fund and the Japan Small Cap Fund, the Manager and SPARX Japan have entered into an arrangement that requires certain payments (by the Manager and not the Funds) in the event of the termination of SPARX Japan.  Specifically,  if the Sub-Advisory Agreement is terminated without having provided SPARX Japan with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to SPARX Japan under the Sub-Advisory Agreement promptly after the termination date of SPARX Japan, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date SPARX Japan received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate NAV of the Funds as of the close of business on the business day immediately preceding the termination date.  To avoid duplication of fees, any fees owed to SPARX Japan under this provision of the arrangement will be reduced by any fees owed to SPARX Japan under the Sub-Advisory Agreement in connection with the termination of the Sub-Advisory Agreement.

Focus Fund, Equity and Income Fund and Core Bond Fund

The Manager has delegated the day-to-day management of the Focus Fund, the Equity and Income Fund and the Core Bond Fund to sub-advisors, and has entered into a sub-advisory contract with each sub-advisor.  Pursuant to the Sub-Advisory Agreements, the sub-advisors make specific portfolio investments in accordance with the applicable Fund’s investment objective and the sub-advisor’s investment approach and strategies.

The Manager retains Broad Run Investment Management, LLC , Financial Counselors, Inc. (“FCI”) and The London Company of Virginia (“London Co.”) as an investment sub-adviser to certain of the Funds (each, a “Sub-Advisor” and together, the “Sub-Advisors”).  Specifically, Broad Run Investment Management, LLC serves as the Sub-Advisor to the Focus Fund.  FCI serves as the sub-adviser for the Core Bond Fund and the segment of the Equity and Income Fund allocated to it.  London Co. serves as the sub-adviser for the segment of the Equity and Income Fund allocated to it.

Broad Run Investment Management, LLC is a newly organized investment advisory firm and is an investment adviser registered under the Investment Advisers Act of 1940.  Broad Run Investment Management, LLC is wholly-owned by David S. Rainey, Brian E. Macauley, and Ira M. Rothberg.

FCI was originally founded in 1966 as an investment advisory firm and is an investment adviser registered under the Investment Advisers Act of 1940.  FCI’s ultimate parent company is MTC Holding Corporation, which is a holding company and majority owned by Bradley A. Bergman, a Director of FCI and the President and Director of MTC Holding Corporation.

London Co. was founded by Stephen M. Goddard, CFA in 1994 and is an investment adviser registered under the Investment Advisers Act of 1940.  London Co. is wholly-owned by Mr. Goddard.

For its sub-advisory services, the Manager pays FCI 0.27% of the average daily net assets of the Hennessy Core Bond Fund and the portion of the Hennessy Equity and Income Fund that it manages; it pays London Co. 0.33% of the average daily net assets of the portion of the Hennessy Equity and Income Fund that it manages; and it pays Broad Run Investment Management, LLC 0.29% of the average daily net assets of the Hennessy Focus Fund until October 25, 2013, and upon approved continuation of the Sub-Advisory Agreement, an amount no less than 0.26% of the average daily net assets of the Hennessy Focus Fund.  For the fiscal year ended October 31, 2012 and for the fiscal year ending October 31, 2013, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Hennessy Core Bond Fund to 0.15% of that Fund’s average daily net assets.

THE PORTFOLIO MANAGERS

Cornerstone Growth Fund, Mid Cap 30 Fund, Cornerstone Large Growth Fund, Cornerstone Value Fund, Total Return Fund and Balanced Fund

The portfolio managers to these Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts and the Funds is set forth below.  The number of accounts and assets is shown as of October 31, 2012 .

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Neil J. Hennessy	3 $829.24 million	1 $1.3 million	0 $ 0	0 $ 0	0 $ 0	0 $ 0

Brian Peery	3 $829.24 million	1 $1.3 million	0 $ 0	0 $ 0	0 $ 0	0 $ 0

The portfolio managers are often responsible for managing other accounts.  The Manager typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to the portfolio managers as of October 31, 2012 .

Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Salary	Hennessy Advisors, Inc.
The board of directors of Hennessy Advisors, Inc. determines Neil J. Hennessy’s salary or Brian Peery’s salary, as the case may be, on an annual basis, and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Performance Bonus	Hennessy Advisors, Inc.
The board of directors contractually grants to Neil J. Hennessy an annual performance bonus equal to 10% of the pre-tax profit of Hennessy Advisors, Inc., as computed for financial reporting purposes in accordance with generally accepted accounting principles.

The following tables sets forth the dollar range of equity securities of each Fund beneficially owned by the portfolio manager as of October 31, 2012 :

Name	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Cornerstone Mid Cap 30 Fund	Dollar Range of Equity Securities in the Cornerstone Large Growth Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Brian Peery	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name	Dollar Range of Equity Securities in the Cornerstone Value Fund	Dollar Range of Equity Securities in the Total Return Fund	Dollar Range of Equity Securities in the Balanced Fund

Neil J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Brian Peery	$10,001-$50,000	$1-$10,000	$1-$10,000

Gas Utility Index Fund, Small Cap Financial Fund, Large Cap Financial Fund and Technology Fund

The portfolio managers to these Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts and the Funds is set forth below.  The number of accounts and assets is shown as of October 31, 2012.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

David H. Ellison	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Winsor H. Aylesworth	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

The portfolio managers are often responsible for managing other accounts.  The Manager typically assigns accounts with similar investment strategies to the same portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The compensation package for portfolio managers of the Manager is a combination of base salary and asset based fees.  The asset based fees are paid quarterly and are calculated on the average net assets for the quarter of the respective Fund.  Mr. Ellison’s compensation is comprised of a base salary and a percentage of assets in the Large Cap Financial Fund, the Small Cap Financial Fund and the Technology Fund.  Mr. Aylesworth’s compensation is comprised of a base salary and a percentage of assets in the Technology Fund.

The following table shows the dollar range each portfolio manager owns of these Funds which they manage, as of October 31, 2012:

Portfolio Manager	Fund	Dollar Range of Amount Owned in Fund

David H. Ellison	Large Cap Financial Fund	$100,001 - $500,000
	Small Cap Financial Fund	$10,001 - $50,000
	Technology Fund	None

Winsor H. Aylesworth	Technology Fund	$50,001 - $100,000
	Gas Utility Index Fund	$50,001 - $100,000

Large Value Fund

RBC GAM (US) is the sole sub-advisor to the Large Value Fund.  The portfolio managers that RBC GAM (US) employs to manage the Fund’s portfolio may have responsibility for the day-to-day management of accounts other than the Fund.  Information regarding these other accounts, as of October 31, 2012, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Stuart A. Lippe (lead manager)	0 $0	2 $536,835,326	11 $344,340,577	0 $ 0	0 $ 0	0 $ 0
Barbara S. Browning	0 $0	2 $536,835,326	11 $344,340,577	0 $ 0	0 $ 0	0 $ 0

Adam D. Scheiner	0 $0	2 $536,835,326	11 $344,340,577	0 $ 0	0 $ 0	0 $ 0

Compensation for members of the Large Value Fund team includes base salary, annual bonus, and eligibility for profit sharing. Salaries are calibrated by position and responsibilities, and geared to be competitive in the industry. The bonus structure aligns our Large Value Fund professionals’ interests with those of our clients and the firm. Annual bonuses are calculated based on the team’s composite returns and information ratios compared to peers for one-, three-, and five-year periods, with greater emphasis on the three- and five-year periods; and to a lesser extent, the performance of holdings for which he or she is assigned research responsibilities.  They are also evaluated on qualitative individual factors including contribution to the investment process and firm. All Large Value Fund professionals are eligible to participate in a team profit sharing pool. Senior team members may also be selected to participate in a firm profit sharing pool that serves as a proxy for ownership in RBC GAM (US). In addition, all employees may invest in our ultimate parent, RBC, through our 401(k) program. Finally, all Large Value Fund professionals have signed employment agreements with RBC GAM (US) that include a mandatory three-year deferral of a portion of variable compensation.

The portfolio managers are often responsible for managing multiple accounts for multiple clients with different investment mandates.  The investment objectives, strategies, time horizons, tax considerations, and other investment considerations specific to a particular client account may differ from other accounts as well as those of the Large Value Fund.  The portfolio managers make investment decisions for each account, including the Large Value Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the portfolio managers may purchase or sell securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, accounts may be managed in a similar fashion to other accounts or the relevant fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to other accounts, including the relevant fund.  RBC GAM (US) typically assigns accounts with similar investment strategies and considerations to the same portfolio manager to mitigate the potentially conflicting investment strategies of accounts.

In addition to the potential conflicts between investment strategies, the side-by-side management of the Large Value Fund and other accounts with similar investment objectives, strategies, and investment holdings to that of the Large Value Fund may raise potential conflicts of interest.  A conflict of interest may arise due to the interest held by RBC GAM (US) or one of its affiliates in an account and certain trading practices used by the portfolio manager of the Large Value Fund (for example, cross trades between the Large Value Fund and another account and allocation of aggregated trades).  To address these potential conflicts of interests, RBC GAM (US) has adopted a Code of Ethics and has developed policies and procedures reasonably designed to help mitigate conflicts, including trade allocation and personal trading policies. RBC GAM (US) has disclosed potential conflicts of interest in our Form ADV Part 2A.

The following table sets forth the dollar range of equity securities of the Large Value Fund beneficially owned by the portfolio managers as of October 31, 2012:

Name	Dollar Range of Equity Securities in the Large Value Fund

Stuart A. Lippe (lead manager)	None
Barbara S. Browning	$10,001-$50,000
Adam D. Scheiner	None

Japan Fund and Japan Small Cap Fund

Material Conflicts Related to Management of Similar Accounts.  Portfolio managers at SPARX Japan manage multiple accounts for a diverse client base, including institutional investors, banking and thrift institutions, pension and profit sharing plans, businesses, private investment partnerships and companies, and sophisticated, high net worth individuals.  SPARX Japan has a fiduciary obligation to recognize potential conflicts of interest and manage them carefully through appropriate policies, procedures and oversight.  Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Japan Fund or the Japan Small Cap Fund (“Similar Accounts”), SPARX Japan has procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (for example, long and short positions in the same security, as described below), which include internal review processes and oversight by independent third parties.  In addition, the Funds, as series of a registered investment company, are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of SPARX Japan’s “side-by-side management” of the Funds and Similar Accounts, including hedge funds (where SPARX Japan receives performance-based fees).  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as SPARX Japan may be perceived as causing accounts it manages to participate in an offering to increase SPARX Japan’s overall allocation of securities in that offering, or to increase SPARX Japan’s ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as SPARX Japan may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the multiple Similar Accounts, in addition to the Japan Fund and the Japan Small Cap Fund that they are managing on behalf of SPARX Japan. Although SPARX Japan does not track each individual portfolio manager’s time dedicated to each account, SPARX Japan periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Funds.  In addition, SPARX Japan could be viewed as having a conflict of interest to the extent that SPARX Japan and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Funds.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Certain hedge funds managed by SPARX Japan may also be permitted to sell securities short.  When SPARX Japan engages in short sales of securities of the type in which the Japan Fund or the Japan Small Cap Fund invests, SPARX Japan could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, SPARX Japan has procedures in place to address these conflicts. SPARX Japan’s trading policies and procedures attempt to follow established best practices and to address, where necessary, the challenges SPARX Japan faces in managing specifically the Funds and the Similar Accounts.

Compensation for Portfolio Managers.  SPARX Japan’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Japan Fund and the Japan Small Cap Fund.  Portfolio managers responsible for managing the Funds may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles and separate accounts.

SPARX Japan compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.  The compensation package for the portfolio managers of the Japan Fund and the Japan Small Cap Fund consists of a salary and incentive bonus comprised of cash and equity in SPARX Japan’s parent company.  Various factors are considered in the determination of a portfolio manager’s compensation.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce SPARX Japan’s investment philosophy such as leadership, teamwork and commitment.

In determining the incentive bonus, consideration is given to personal and overall firm performance.  Consideration is given to the portfolio manager’s quantitative performance as measured by his ability to make investment decisions that contribute to total returns, by comparison to a predetermined benchmark (for the Japan Fund and the Japan Small Cap Fund, as set forth in the Prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, as applicable), as well as performance relative to peers.  In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.  The executive management team of the SPARX Group has discretion to determine the size of the portfolio manager’s bonus.  As a result, the percentage of compensation of salary and bonus will vary.

The portfolio managers of the Japan Fund and the Japan Small Cap Fund also have the opportunity to participate in the SPARX Japan equity program, which awards stock or stock options to those individuals who have been identified as key contributors as well as future leaders of SPARX Japan.  The awards generally vest over a three-to-five year period.

The chart below includes information regarding the members of the portfolio management teams responsible for managing the Japan Fund and the Japan Small Cap Fund as of October 31, 2012.  Specifically, it shows the number of portfolios (other than the Fund(s) managed by him) and assets managed by each portfolio manager. As noted in the chart, the portfolio managers managing the Funds may also individually be responsible for managing Similar Accounts.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles*#	Other Accounts*#

Masakazu Takeda	0	4 ($142 million)	1 ($60 million)

Tadahiro Fujimura	0	5 ($290 million)	3 ($914 million)

Yu Shimizu	0	3 ($74 million)	0 ($0 million)

Hedehiro Moriya	0	3 ($28 million)	0 ($0 million)

*	Total assets in accounts as of October 31, 2012.
#
One of the pooled accounts managed by Mr. Takeda has performance-based fees, with total assets as of October 31, 2012 of $54 million.  Two of the other pooled investment vehicles managed by Mr. Fujimura have performance-based fees, with total assets as of October 31, 2012 of $69 million.  One of the other accounts managed by Mr. Fujimura has performance-based fees, with total assets as of October 31, 2012 of $45 million.  One of the other pooled investment vehicles managed by Mr. Shimizu has performance-based fees, with total assets of $23 million as of October 31, 2012.  Two of the other pooled investment vehicles managed by Mr. Moriya has performance-based fees, with total assets of $21 million as of October 31, 2012.

The following table sets forth the dollar range of equity securities of the Japan Fund and the Japan Small Cap Fund beneficially owned by the portfolio managers as of October 31, 2012:

Name	Dollar Range of Equity Securities in the Japan Fund	Dollar Range of Equity Securities in the Japan Small Cap Fund

Masakazu Takeda	None	None
Tadahiro Fujimura	None	None
Yu Shimizu	None	None
Keitaro Kanai	None	None

Focus Fund, Equity and Income Fund and Core Bond Fund

BROAD RUN INVESTMENT MANAGEMENT, LLC.  Broad Run Investment Management, LLC manages the Focus Fund.  The investment team managing the portfolio is comprised of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg who are primarily responsible for the day-to-day management of portfolio.  The following table lists the number and types of accounts managed by each individual, other than the Predecessor Funds, and assets under management in those accounts as of October 31, 2012.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

David S. Rainey	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Brian E. Macauley	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Ira M. Rothberg	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Fund investments and the investments of other accounts managed by Broad Run Investment Management, LLC are not likely to experience any material conflict of interest.  Broad Run Investment Management, LLC employs a trade rotation policy to ensure that all accounts managed by Broad Run Investment Management, LLC are handled in a fair and equitable manner by each portfolio manager.  Broad Run Investment Management, LLC also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of Broad Run Investment Management, LLC’s employees.

Broad Run Investment Management, LLC portfolio management employees receive an annual salary plus distributions based on firm profitability.

As of October 31, 2012, each of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg owned $100,001 to $500,000 of the Focus Fund.

FINANCIAL COUNSELORS, INC.  FCI manages the entire Core Bond Fund and the segment of the Equity and Income Fund allocated to it.  The investment team managing the portfolios is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of the portfolios.  The following table lists the number and types of accounts managed by each individual, other than the Predecessor Funds, and assets under management in those accounts as of October 31, 2012.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Gary B. Cloud	1	0	56	0	0	0
	$58,478,623	$0	$591,333,563	$0	$0	$0

Peter G. Greig	0	0	1,102	0	0	0
	$0	$0	$804,131,524	$0	$0	$0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

With respect to potential conflicts of interest, to the extent that a Fund managed by FCI and another client of FCI seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.  FCI maintains a detailed trading policy manual designed to address these conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of FCI’s employees.

 Each portfolio manager is compensated for his services by FCI.  Each portfolio manager’s compensation consists of a fixed base salary, a performance-based bonus and the right to participate in FCI’s profit sharing and 401(k) plan.  Each portfolio manager is eligible to receive an annual bonus from FCI.  The annual performance based bonus is calculated as follows: 50% based on client retention and other bonus considerations and 50% based on the performance of FCI’s fixed income composites compared to the appropriate Barclays Capital Indices.  Performance is calculated for the prior calendar year on a pre-tax basis.  Senior portfolio managers have an opportunity to be shareholders of the privately held holding company, MTC Holding, the parent company of FCI.

 As of October 31, 2012, Peter G. Greig and Gary B. Cloud did not own shares of the applicable Predecessor Funds.

THE LONDON COMPANY OF VIRGINIA.  London Co. manages the segment of the Equity and Income Fund allocated to it.  The investment team managing the portfolio is comprised of Stephen M. Goddard, Jonathan T. Moody, J. Brian Campbell and Mark DeVaul who are primarily responsible for the day-to-day management of portfolio.  The following table lists the number and types of accounts managed by each individual, other than the Predecessor Funds, and assets under management in those accounts as of October 31, 2012.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Stephen M. Goddard	4	0	513	0	0	2
	$801 million	$0	$3.5 billion	$0	$0	$5.3 million

Jonathan T. Moody	4	0	513	0	0	0
	$801 million	$0	$3.5 billion	$0	$0	$0

J. Brian Campbell	4	0	513	0	0	0
	$801 million	$0	$3.5 billion	$0	$0	$0

Mark DeVaul	4	0	513	0	0	0
	$801 million	$0	$3.5 billion	$0	$0	$0
* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Fund investments and the investments of other accounts managed by London Co. are not likely to experience any material conflict of interest.  London Co. employs a trade rotation policy to ensure that all accounts managed by London Co. are handled in a fair and equitable manner by each portfolio manager.  London Co. also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of London Co.’s employees.

London Co. portfolio management employees receive an annual salary plus a year end bonus based on stock and portfolio performance, as well as overall contribution to London Co.  No specific benchmark is used to determine the amount of bonuses paid to employees.  Bonuses are measured using a general assessment of stock and portfolio performance compared to the S&P 500, Russell 1000 and Russell 2000 Indices (on a pre-tax basis over a three to five year period) relative to the market capitalization, stock sector and objective of the portfolios being managed.

As of October 31, 2012, Stephen M. Goddard owned over $1 million of the Hennessy Equity and Income Fund and Jonathan T. Moody, J. Brian Campbell and Mark DeVaul did not own shares of the Hennessy Equity and Income Fund.

THE ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Funds pursuant to separate Fund Administration Servicing Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Administration Agreements”).  The Administration Agreements provide that the Administrator will furnish the Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Directors/Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Funds’ other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Funds; and (vi) administering shareholder accounts.  In addition, the Administrator may provide personnel to serve as officers of the Hennessy Funds.  The salaries and other expenses of providing such personnel are borne by the Administrator.  Under the Administration Agreements, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Hennessy Funds in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreements.

For all services provided pursuant to the Administration Agreements, Fund Accounting Services Agreements (see below), Custodian Agreements (see below) and Transfer Agent Agreements (see below), the Administrator and its affiliates will receive from the Funds an annual fee, payable monthly, based on the average daily net assets of all of the Funds .  The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors/Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

During the fiscal years ended October 31, 2012, 2011 and 2010 the Administrator received the following amounts in administration fees from the Funds , after waiving certain fees.

Fees Paid to Administrator

	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
Cornerstone Growth Fund	$551,531	$494,629	$560,727
Focus Fund	$447,417	(see below)	(see below)
Mid Cap 30 Fund	$373,051	$374,949	$330,055
Cornerstone Large Growth Fund	$195,254	$208,593	$201,189
Cornerstone Value Fund	$310,284	$348,642	$388,012
Large Value Fund	$319,627	$338,873	$358,283
Total Return Fund	$180,627	$166,765	$143,575
Gas Utility Index Fund	$412,865	(see below)	(see below)
Small Cap Financial Fund	$113,213	(see below)	(see below)
Large Cap Financial Fund	$36,758	(see below)	(see below)
Technology Fund	$14,992	(see below)	(see below)
Japan Fund	$52,396	$79,189	$140,972
Japan Small Cap Fund	$38,198	$61,663	$39,113
Equity and Income Fund	$170,311	(see below)	(see below)
Balanced Fund	$58,174	$34,621	$30,882
Core Bond Fund	$33,803	(see below)	(see below)

With regard to the Predecessor Funds, previous to September 16, 2011 another service provider served as administrator to the Funds under a prior administration agreement.  Effective September 16, 2011, the Administrator served as administrator to the Predecessor Funds.   During the fiscal year ended October 31, 2011, the following fees were paid to the Administrator pursuant to the Predecessor Funds’ administration agreement:

Fund	Amount Paid 2011*
FBR Focus Fund	$35,904
FBR Large Cap Financial Fund	3,102
FBR Small Cap Financial Fund	9,908
FBR Technology Fund	374
FBR Gas Utility Index Fund	22,213
FBR Balanced Fund	5,349
FBR Core Bond Fund	1,544
* For the period September 16, 2011 to October 31, 2011.

For the period November 1, 2010 through September 15, 2011 and for the fiscal year ended 31, 2010, the following fees were paid to the previous fund administration service provider, pursuant to the prior Administrative Services Agreement for each Predecessor Fund:

Fund	Amount Paid
	2010	2011*
FBR Focus Fund	170,933	136,019
FBR Large Cap Financial Fund	9,620	12,756
FBR Small Cap Financial Fund	46,348	59,982
FBR Technology Fund	3,380	1,973
FBR Gas Utility Index Fund	43,822	48,787
FBR Balanced Fund	10,407	21,277
FBR Core Bond Fund	3,524	7,000
* For the period November 1, 2010 through September 15, 2011.

Pursuant to an Administrative Services Agreement (the “Prior Agreement”), the Prior Adviser provided administrative services to the Predecessor Funds including oversight of service providers.  For the fiscal years ended October 31, 2010, 2011 and 2012, the following fees were paid to the Prior Adviser pursuant to the Prior Agreement for each Predecessor Fund:

Fund	Amount Paid
	2010	2011	2012
FBR Focus Fund	289,114	290,804	290,664
FBR Large Cap Financial Fund	16,703	24,157	24,422
FBR Small Cap Financial Fund	100,699	101,679	73,239
FBR Technology Fund	5,387	3,553	2,676
FBR Gas Utility Index Fund	88,500	119,959	242,758
FBR Balanced Fund*	19,202	36,063	86,309
FBR Core Bond Fund*	6,502	10,943	12,585
* The fiscal periods are October 31, 2010, October 31, 2011 and October 31, 2012.

The American Gas Association provides administrative services to the Gas Utility Index Fund pursuant to an Administrative Services Agreement between the Fund and AGA.  These administrative services include overseeing the calculation of the Gas Utility Index.  AUS performs the actual computations required to produce the Gas Utility Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA.  AGA does not furnish other securities advice to the Fund or the Manager or make recommendations regarding the purchase or sale of securities by the Fund.  Under the terms of an agreement approved by the Board of Trustees, AGA provides the Manager with current information regarding the common stock composition of the Gas Utility Index no less than quarterly but may supply such information more frequently.  In addition, AGA provides the Fund with information on the natural gas industry.  The Fund pays AGA in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

For the fiscal years ended October 31, 2012, 2011, and 2010, the Gas Utility Index Fund paid the following administration fees to AGA:

2010	2011	2012
$88,606	$119,959	$242,758

ACCOUNTING SERVICES AGREEMENT

The Administrator also provides fund accounting services to the Funds pursuant to separate Fund Accounting Servicing Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Fund Accounting Servicing Agreements”).  For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to separate Transfer Agent Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Transfer Agent Agreements”).  Under the Transfer Agent Agreements, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Funds.

U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI  53212, serves as custodian for the Funds pursuant to separate Custodian Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Custodian Agreements”).  The Custodian and the Administrator are affiliates of each other.  Under the Custodian Agreements, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Funds pursuant to separate Distribution Agreements with HMFI, HFT, HSFT and HFI (collectively, the “Distribution Agreements”).  The Distributor and the Administrator are affiliates of each other.  Under the Distribution Agreements, the Distributor provides, on a best efforts basis and without compensation from HMFI, HFT, HSFT and HFI (except pursuant to Rule 12b-1 plans), distribution-related services to each Fund in connection with the continuous offering of the Funds’ shares.

CODE OF ETHICS

HMFI, HFT, HSFT, HFI and the Manager have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.  This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Hennessy Funds, provided that with respect to purchases or sales of common stock of issuers in the DJIA, the number of shares purchased or sold of any one issuer on any day does not exceed 5,000 shares.  This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

PROXY VOTING POLICY

Information on how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

Cornerstone Growth Fund, Mid Cap 30 Fund, Cornerstone Large Growth Fund, Cornerstone Value Fund, Total Return Fund, Balanced Fund, Gas Utility Index Fund, Small Cap Financial Fund, Large Cap Financial Fund and Technology Fund

These Funds’ proxy voting policy with respect to voting proxies relating to the securities held in a Fund’s portfolio follows the so-called “Wall Street Rule”.  The Wall Street Rule causes the Funds to either vote as management recommends or to sell the stock prior to the shareholder proxy meeting or vote.  The Funds’ Board of Directors/Trustees believe that following the “Wall Street Rule” is consistent with the economic best interests of the shareholders.  The Funds employ formula-based investment strategies requiring that securities be held for a period of one year and then sold to affect a rebalancing of the investment portfolios.  The “Wall Street Rule” proxy voting policy is consistent with these investment strategies.

There may be instances where the interests of the Funds’ investment adviser may conflict or appear to conflict with the interests of the Funds.  In such instances the Funds’ investment adviser will disclose the conflict to the Funds’ Directors/Trustees who are not “interested” persons of the Funds (referred to as “independent Directors/Trustees”) prior to the vote.  In such situations the Funds will vote proxies in accordance with the “Wall Street Rule” unless the independent Directors/Trustees determine that it is in the economic best interests of the shareholders to vote otherwise.

Large Value Fund, Equity and Income Fund and Core Bond Fund

HFT has contractually delegated, subject to oversight by the  Board of Trustees, the responsibility for voting proxies relating to portfolio securities held by the Large Value Fund to RBC GAM (US).  HFT has delegated proxy voting to RBC GAM (US) with the direction that in voting proxies RBC GAM (US) should generally follow the so-called “Wall Street Rule” (namely, vote as management recommends or sell the stock prior to the meeting).  In the event that a vote presents a conflict of interest between the interests of the Large Value Fund and RBC GAM (US), RBC GAM (US) will disclose the conflict to the Board of Trustees and offer the Board of Trustees the opportunity to instruct RBC GAM (US) in voting the securities.

Japan Fund and Japan Small Cap Fund

The Board of Trustees has delegated authority for making voting decisions with respect to the portfolio securities of the Japan Fund and the Japan Small Cap Fund to SPARX Japan.  SPARX Japan has adopted a proxy voting policy (the “Policy”) that provides as follows:

●
SPARX Japan generally votes proxies in a manner consistent with decisions of the Investment Committee of SPARX Japan (the “Committee”), which makes voting decisions pursuant to its Equity Voting Guidelines (the “Guidelines”), unless as otherwise permitted by the Policy (such as when specific interests and issues require that a client’s vote be cast differently from the Committee’s decision in order to act in the best economic interests of clients).

●	Where a material conflict of interest has been identified and the matter is covered by the Guidelines, proxies are voted in accordance with the Guidelines. Where a conflict of interest has been identified and the matter is not covered in the Guidelines, SPARX Japan will disclose the conflict and the determination of the manner in which to vote to the Board.

●	SPARX Japan may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.

The Guidelines address proxy voting on particular types of matters such as elections for directors, adoption of option plans and anti-takeover proposals.  For example, the Committee’s decisions generally will:

●	support management in most elections for directors, unless there are clear concerns about the past performance of the company or the board fails to meet minimum corporate governance standards;

●
support option plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership and more closely align employee interests with those of shareholders; and

●
vote for mergers, acquisitions and sales of business operations, unless the impact on earnings or voting rights for one class or group of shareholders is disproportionate to the relative contributions of the group or the company’s structure following the acquisition or merger does not reflect good corporate governance, and vote against such actions if the companies do not provide sufficient information upon request concerning the transaction.

Focus Fund

HFT has approved proxy voting policies and procedures for these Funds that delegate the authority to vote proxies related to the portfolio securities to the Manager.  The Manager’s proxy voting policies and procedures address the responsibility of the Manager to ensure that proxies received for portfolio securities held by the Funds are voted in the best interest of the Funds, including in those situations involving a conflict of interest between the Funds on the one hand, and the Manager, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the Manager’s fiduciary duties under the federal and state law to act in the best interest of its clients.

Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Funds must be voted in the best interests of the Funds.  Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  The Manager may abstain from voting a client proxy when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

The Manager generally insulates itself from conflicts of interests between the Funds and itself, the Funds’ Distributor and/or certain affiliated persons of the Manager or Distributor by voting proxies in accordance with the Manager’s proxy voting policies and procedures.  Where a conflict of interest arises, the Manager will disclose the conflict to the Trustees who are not “interested” persons of the Funds prior to the vote.  The Manager may pursue one of the following courses of action: (1) convene an ad-hoc committee to assess and resolve the conflict; (2) vote in accordance with the instructions of the Trustees; (3) vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Directors/Trustees, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the respective Funds.  As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager’s best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates.  In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities.  Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time.  Each Fund that invests in securities traded in the over-the-counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.  A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

The Manager may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.  Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising a Fund.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement.  The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services.  Fund transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts.  However, the same investment decision may be made for a Fund and one or more of such accounts.  In such cases, simultaneous transactions are inevitable.  Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s).  Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

The Funds paid the following amounts in portfolio brokerage commissions during the fiscal years ended October 31, 2012, 2011 and 2010:

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid

Cornerstone Growth Fund	October 31, 2012	$849,614	$419,198,893
	October 31, 2011	$1,107,485	$499,939,260
	October 31, 2010	$1,074,045	$492,425,300

Focus Fund	October 31, 2012	$123,999	$189,290,332
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Mid Cap 30 Fund	October 31, 2012	$96,700	$92,915,453
	October 31, 2011	$404,314	$333,050,379
	October 31, 2010	$395,233	$308,480,264

Cornerstone Large Growth Fund	October 31, 2012	$8,768	$8,675,086
	October 31, 2011	$100,412	$118,405,978
	October 31, 2010	$105,684	$123,579,040

Cornerstone Value Fund	October 31, 2012	$167,836	$114,517,504
	October 31, 2011	$177,744	$150,407,884
	October 31, 2010	$390,542	$281,560,080

Large Value Fund	October 31, 2012	$346,674	$289,226,709
	October 31, 2011	$467,093	$407,047,645
	October 31, 2010	$513,983	$395,095,748

Total Return Fund	October 31, 2012	$11,842	$24,100,606
	October 31, 2011	$15,966	$26,941,171
	October 31, 2010	$21,138	$34,813,451

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid

Gas Utility Index Fund	October 31, 2012	$103,230	$477,859,274
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Small Cap Financial Fund	October 31, 2012	$245,221	$150,364,751
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Large Cap Financial Fund	October 31, 2012	$53,700	$108,521,362
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Technology Fund	October 31, 2012	$5,070	$18,647,642
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Japan Fund	October 31, 2012	$96,784	$444,346,126
	October 31, 2011	$68,764	$107,664,172
	October 31, 2010	$24,501	$22,227,178

Japan Small Cap Fund	October 31, 2012	$26,056	$34,672,351
	October 31, 2011	$38,411	$35,894,117
	October 31, 2010	$34,926	$30,095,274

Equity and Income Fund	October 31, 2012	$86,482	$125,035,954
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Fund	Fiscal Year Ended	Brokerage Commissions Paid	Transactions for which Brokerage Commissions Were Paid

Balanced Fund	October 31, 2012	$3,449	$6,669,444
	October 31, 2011	$3,791	$6,828,701
	October 31, 2010	$5,400	$7,570,612

Core Bond Fund	October 31, 2012	$7,744	$4,317,161
	October 31, 2011	(see below)	(see below)
	October 31, 2010	(see below)	(see below)

Of the brokerage commissions paid by the Cornerstone Growth Fund for the fiscal year ended October 31, 2012, $156,588 in portfolio brokerage commissions on transactions totaling $ 64,957,454 were paid to brokers that provided research services to the Fund.

Of the brokerage commissions paid by the Mid Cap 30 Fund for the fiscal year ended October 31, 2012, $29,802 in portfolio brokerage commissions on transactions totaling $ 28,825,124 were paid to brokers that provided research services to the Fund .

None of the brokerage commissions paid by the Focus Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Cornerstone Large Growth Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Cornerstone Value Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Large Value Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund .

None of the brokerage commissions paid by the Total Return Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Japan Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Japan Small Cap Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

None of the brokerage commissions paid by the Balanced Fund for the fiscal year ended October 31, 2012 were paid to brokers that provided research services to the Fund.

For the fiscal year ended October 31, 2012, each Predecessor Fund paid brokerage commissions as follows (the table includes fees paid to FBR Capital Markets & Co. (“FBRCM”), a broker-dealer affiliated with the Prior Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM

FBR Focus Fund	123,999	—	—	—
FBR Large Cap Financial Fund	53,700	1,450	2.7%	0.5%
FBR Small Cap Financial Fund	245,221	13,440	5.5%	2.6%
FBR Technology Fund	5,070	—	—	—
FBR Gas Utility Index Fund	103,230	—	—	—
FBR Equity and Income	86,482	—	—	—
FBR Core Bond Fund	7,744	—	—	—

For the fiscal year ended October 31, 2011, each Predecessor Fund paid brokerage commissions as follows (the table includes fees paid to FBRCM, a broker-dealer affiliated with the Prior Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM

FBR Focus Fund	266,734	—	—	—
FBR Large Cap Financial Fund	68,140	1,250	1.8%	0.2%
FBR Small Cap Financial Fund	673,858	23,568	3.5%	2.3%
FBR Technology Fund	8,793	—	—	—
FBR Gas Utility Index Fund	72,223	—	—	—
FBR Balanced Fund	50,471	—	—	—
FBR Core Bond Fund	14,877	—	—	—

For the fiscal year ended October 31, 2010, each Predecessor Fund paid brokerage commissions as follows (the table includes fees paid to FBRCM, a broker-dealer affiliated with the Prior Adviser):

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBRCM	% of Aggregate Commissions Paid to FBRCM	% of Aggregate Dollar Amount of Transactions Effected through FBRCM

FBR Focus Fund	291,990	—	—	—
FBR Large Cap Financial Fund	79,917	1,000	1.3%	2.0%
FBR Small Cap Financial Fund	722,728	28,392	3.9%	2.3%
FBR Technology Fund	20,590	—	—	—
FBR Gas Utility Index Fund	23,765	—	—	—
FBR Balanced Fund*	31,842	—	—	—
FBR Core Bond Fund*	19,685	—	—	—
* For the period April 1, 2010 to October 31, 2010

PORTFOLIO TURNOVER

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded.  The Manager will adjust a Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities.

High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses.  See “VALUATION OF SHARES” and “ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES” below.

The portfolio turnover for each Predecessor Fund for the 2011 and 2012 fiscal years is:

Predecessor Fund	2011	2012

Cornerstone Growth Fund	106%	90%
Focus Fund	13%	13%
Mid Cap 30 Fund	107%	25%
Cornerstone Large Growth Fund	70%	0%
Cornerstone Value Fund	40%	47%
Large Value Fund	149%	111%
Total Return Fund	21%	22%
Gas Utility Index Fund	17%	16%
Small Cap Financial Fund	70%	43%
Large Cap Financial Fund	97%	93%
Technology Fund	141%	138%
Japan Fund	166%	2%
Japan Small Cap	61%	49%
Equity and Income Fund	35%	34%
Balanced Fund	39%	17%
Core Bond Fund	57%	75%

DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY.  The Board of Directors/Trustees of the Hennessy Funds has adopted the following policies regarding the disclosure of the portfolio holdings of the Funds:

The portfolio holdings information of the Funds are not released to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, or affiliated persons of the Funds or non-regulatory agencies except that:

(1)           A Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg.  The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund.  The holdings information released to such services will be as of the last day of the quarter.  This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

(2)           By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Hennessy Funds (all third-party service providers) and the Manager will have daily regular access to the portfolio holdings information of the Funds.  The Transfer Agent will not release the portfolio holdings information of the Funds to anyone without the written authorization of an officer of the Hennessy Funds.

(3)           For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of a Fund.  The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

(4)           A Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

(5)           An officer of a Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

(6)           On the 4th business day following each calendar quarter-end a Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio.  This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s website, or in other forms as requested by the public.

(7)           The Chief Compliance Officer of the Hennessy Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of a Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Directors/Trustees.

Under no circumstances shall the Hennessy Funds, the Manager or any officers, trustees or employees of the Funds or the Manager receive any compensation for the disclosure of portfolio holdings information.

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of the Fund’s investment adviser, any principal underwriter for the Fund or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter).  In such situations, the conflict must be disclosed to the Board of Directors/Trustees, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

The above policies may not be modified without approval of the Board of Directors/Trustees.

PROCEDURE.  Each year, the Hennessy Funds send a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Funds.  The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

You may purchase and redeem shares of each Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”).  Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a

Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.  The NYSE may also be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency .  Purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 p.m., Eastern time) on that Business Day.  The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant Fund’s securities at the time.

The Hennessy Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Hennessy Funds use some or all of the following procedures to process telephone redemptions:  (i) requesting a shareholder to correctly state some or all of the following information:  account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors/Trustees.  However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.  While the Rule is in effect, such election may not be revoked without the approval of the SEC.  It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities.  If a Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

VALUATION OF SHARES

The net asset value for the shares of each Fund normally will be determined on each day the NYSE is open for trading.  The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day.  Each Fund’s net asset value per share is calculated separately.

For each Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent.  Securities listed on the NYSE, American Stock Exchange, now known as NYSE AMEX Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation.  Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Directors/Trustees believes that such prices reflect the fair market value of such securities.  If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors/Trustees.  Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors/Trustees best to reflect their full value.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

The following is intended as a summary of additional federal income and excise tax considerations generally affecting the Funds and their U.S. shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.  Accordingly, shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations, and foreign persons) under the Internal Revenue Code of 1986, as amended.  In addition, the tax discussion in the prospectus and this SAI is based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

TAXATION OF THE FUNDS

The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code .  As long as a Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders, provided it distributes with respect to each taxable year at least 90% of the sum of the Fund’s investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.  If a Fund failed to qualify as a RIC in any fiscal year, it would be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

To qualify as a RIC, a Fund must, among other things: (1) derive in each taxable year (the “gross income test”) at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined in the Code); and (2) diversify its holdings (the “asset diversification test”) so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs , and other securities that, in respect of any one issuer , represent not more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or one or more QPTPs.

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a RIC that fails the gross income test for a taxable year is nevertheless considered to have satisfied the test for such year if (1) the RIC satisfies certain procedural requirements, and (2) the RIC’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (a) the RIC’s non-qualifying gross income exceeds (b) one-ninth of the RIC’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter is nevertheless considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the RIC’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the RIC is considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC is nevertheless considered to have satisfied the asset diversification test as of the end of such quarter if (1) the RIC satisfies certain procedural requirements; (2) the RIC’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (3) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the highest rate of tax applicable to corporations (currently 35%), on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

The Code imposes a 4% nondeductible excise tax on a RIC to the extent the RIC does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (both long- and short-term) for the one-year period ending, as a general rule, on October 31 of that year.  For this purpose, however, any income or gain retained by the RIC that is subject to corporate income tax is considered to have been distributed by year-end.  In addition, the minimum amount that must be distributed in any year to avoid the excise tax is increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year.  Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

FUND DISTRIBUTIONS

Each Fund, except the Total Return Fund, the Balanced Fund, the Gas Utility Index Fund, the Equity and Income Fund and the Core Bond Fund, declares and pays any dividends from its net investment income, if any, annually.  The Total Return Fund, the Balanced Fund, the Gas Utility Index Fund and the Equity and Income Fund declare and pay any such dividend quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.   Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from a Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares.  Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends.  Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC’s next taxable year, and that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC’s next taxable year.

Under the Modernization Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment (December 22, 2010) for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At October 31, 2012, the following Funds had capital loss carryforwards which expire as follows:

Cornerstone Growth Fund	$60,841,121	10/31/16
	183,155,263	10/31/17
Mid Cap 30 Fund	3,858,159	10/31/16
	41,135,138	10/31/17
Cornerstone Large Growth Fund	4,061,012	10/31/16
Cornerstone Value Fund	43,841,856	10/31/17
Large Value Fund	29,468,928	10/31/17
Total Return Fund	7,009,187	10/31/17
Balanced Fund	1,233,401	10/31/17
Japan Fund	4,786,618	10/31/15
	6,231,544	10/31/16
	15,450,664	10/31/17
	6,121,138	10/31/18
	373,080	Indefinite ST
	439,149	Indefinite LT
Small Cap Financial Fund	3,568,128	10/31/19
Large Cap Financial Fund	10,229	10/31/16
	1,162,148	10/31/17
	874,811	10/31/19
	398,257	Indefinite ST
	1,189,658	Indefinite LT
Technology Fund	237,174	10/31/16
	1,908,045	10/31/17
	60,544	Indefinite LT
Equity and Income Fund	2,913,369	10/31/17

At October 31, 2012, the Japan Small Cap Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2012, the Focus Fund, the Gas Utility Index Fund and the Core Bond Fund had no tax basis capital losses to offset future capital gains.

Dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund.  A portion of the ordinary income dividends paid by Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.  If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

SALE OR REDEMPTION OF SHARES

Redemptions and exchanges of a Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events.  (However, a conversion from Investor Class shares to Institutional Class shares or from Institutional Class shares to Investor Class shares in the same Fund is not a taxable transaction.)  A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Fund shares held for six months or less that is not disallowed will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

Income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  A Fund may be eligible to “pass through” to its investors any such foreign taxes, in which case it is expected that you would be entitled to claim a deduction or credit on account of any such foreign taxes when computing your federal income tax liability.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax at the applicable federal tax rate  on reportable dividends, capital gains distributions and redemption payments (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

NATURE OF THE FUNDS’ INVESTMENTS

Certain of the Funds’ investments and investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses, or accelerate certain income or gains, of a Fund, affect the holding period of assets held by the Fund, or alter the character of the gains or losses realized by the Fund.  These provisions may also require a Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes.

Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions.  In addition, any Section 1256 contracts remaining unexercised at the end of a Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.”  To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income.  Certain of the straddle positions held by the Fund may constitute “mixed straddles.”  The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences.  In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.  Any gains on forward currency contracts, which are marked-to-market daily, are treated as ordinary income.

If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract.  Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge.  The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments.  For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company.  In such case, the Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If a Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  A Fund may elect to mark-to-market its PFIC holdings and therefore may be required to make distributions to shareholders even though it has not disposed of such holdings.  In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.  Dividends from a Fund that are attributable to dividends from a PFIC are not eligible for taxation to U.S. individual shareholders at preferential dividend tax rates discussed above.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required: (1) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Fund; (2) treat their income from the Fund as being from foreign sources to the extent that the Fund’s income is from foreign sources; and (3) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

THE FOREGOING IS ONLY A SUMMARY OF MATERIAL FEDERAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS.  SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF INVESTMENT IN THE FUNDS

DESCRIPTION OF SECURITIES RATINGS

The NRSROs that may be utilized by the Manager with regard to portfolio investments for the Funds include Moody’s, Standard & Poor’s (sometimes referred to as “S&P”), Duff & Phelps, Inc. (“Duff”), Fitch Investors Service, Inc. (“Fitch”), IBCA Limited and its affiliate, IBCA Inc. (collectively, “IBCA”), and Thompson BankWatch, Inc. (“TBW”).  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Manager and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

 Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

 Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

 Bankers’ Acceptances.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

 U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

 U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

COMMERCIAL PAPER RATINGS

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  the highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issuers designated “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

SHORT-TERM DEBT RATINGS

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

●	Leading market positions in well-established industries.

●	High rates of return on funds employed.

●	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

●	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

●	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Duff’s Short-Term Debt Ratings.   Duff’s description of its five highest short-term debt ratings (Duff incorporates gradations of “1+” (one plus) and “1-” (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

 Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade. .Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

Fitch’s Short-Term Debt Ratings.  Fitch’s description of its four highest short-term debt ratings:

 F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

 F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

 F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

 F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA’s Short-Term Debt Ratings.  IBCA’s description of its three highest short-term debt ratings:

 A+.  Obligations supported by the highest capacity for timely repayment.

 A1.  Obligations supported by a very strong capacity for timely repayment.

 A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thompson BankWatch Ratings. Thompson BankWatch, Inc. ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

 TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

 TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

 TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

 TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

 TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

LONG-TERM DEBT RATINGS

Moody’s Long-Term Debt Ratings.  Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security’s ranking within the category):

 Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa.  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

 A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

 Baa.  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba.  Bonds which are rated Ba are judged to have speculative elements, i.e., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

S&P’s Long-Term Debt Ratings.  Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

 AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

 AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

 A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Duff’s Long-Term Debt Ratings. Description of the three highest long-term debt ratings by Duff:

 AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

 AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

 A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

 Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

 AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

 AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”  Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “[-]+.”

  A.  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA’s Long-Term Debt Ratings.  IBCA’s description of its three highest long-term debt ratings:

 AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

 AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

 A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

DISTRIBUTION PLANS

Hennessy Funds, Inc.

HFI has adopted a Service and Distribution Plan (the “Plan”) for the benefit of the Total Return Fund and Balanced Fund in anticipation that these Funds will benefit from the Plan through increased sales of their shares, thereby reducing each of these Fund’s expense ratio and providing an asset size that allows the Manager greater flexibility in management.  The Plan authorizes payments by the Total Return Fund and Balanced Fund in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors of HFI, of up to 0.15% of each of these Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses actually incurred.

Amounts paid under the Plan by the Total Return Fund and Balanced Fund may be spent on any activities or expenses primarily intended to result in the sale of shares of these Funds, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Plan permits the Total Return Fund and Balanced Fund to employ a distributor of their shares, in which event payments under the Plan may be made to the distributor and may be spent by the distributor on any activities or expenses primarily intended to result in the sale of shares of each of these Funds, including, but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, employees of the distributor who engage in or support distribution of the shares of each of these Funds, printing of prospectuses and reports for other than existing shareholders, advertising and preparation and distribution of sales literature.  Allocation of overhead (rent, utilities, etc.) and salaries will be based on the percentage of utilization, and time devoted to, distribution activities.

The Plan may be terminated by HFI at any time by a vote of the directors of HFI who are not interested persons of HFI and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Doyle, DeSousa and Richardson are currently the Rule 12b-1 Directors.  Any change in the Plan that would materially increase the distribution expenses of the Total Return Fund or Balanced Fund provided for in the Plan requires approval of the shareholders of each of these Funds and the Board of Directors, including the Rule 12b-1 Directors.  While the Plan is in effect, the selection and nomination of directors who are not interested persons of HFI will be committed to the discretion of the directors of HFI who are not interested persons of HFI.  The Board of Directors of HFI must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or the officers of HFI.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors of HFI, including the Rule 12b-1 Directors.

For the fiscal year ended October 31, 2012, the following amounts were paid by the Funds with respect to Investor Class shares:

Fund	Amount Paid

Total Return Fund	$106,251
Balanced Fund	$ 34,220

For the fiscal year ended October 31, 2012, these Funds’ Distributor incurred the following expenses with respect to Investor Class shares.  “Other” distribution expenses identified below include administrative, legal, financial management and sales support expenses of the Funds.

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker-Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund

Total Return Fund	$104,551	—	—	$1,700	$106,251
Balanced Fund	$33,748	—	—	$ 472	$34,220

Hennessy Funds Trust

The Trust’s Board of Trustees has adopted a Distribution Plan (the “Plan”) on behalf of the Investor Class shares of each Fund, pursuant to Rule 12b-1 under the 1940 Act.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Gas Utility Index Fund, and will not authorize any such payments prior to October 26, 2014.  The Plan was adopted in anticipation that each Fund will benefit from the Plan through increased sales of shares, thereby reducing each Fund’s expense ratio and providing the Manager with greater flexibility in management.  The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund’s average daily net assets.  Amounts paid under the Plan by a Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Fund may reimburse the Distributor for expenses it pays on behalf of the Fund that are eligible to be paid under the Plan.  To the extent any activity is one which a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by a Fund at any time by a vote of the Rule 12b-1 Directors or by a vote of a majority of the outstanding shares of the applicable Fund.   Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the applicable Fund’s shareholders.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of HFT will be committed to the discretion of the Trustees of HFT who are not interested persons of HFT.  The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor, if any, or officers of HFT.  The Plan will continue in effect for as long its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Directors.

For the fiscal year ended October 31, 2012, the following amounts were paid by each Fund with respect to Investor Class shares:

Fund	Amount Paid

Focus Fund	$1,659,066
Large Cap Financial Fund	$152,636
Small Cap Financial Fund	$395,608
Technology Fund	$13,989
Equity and Income Fund	$340,404
Core Bond Fund	$9,766

For the fiscal year ended October 31, 2012, these Funds’ incurred the following expenses with respect to Investor Class shares.  “Other” distribution expenses identified below include administrative, legal, financial management and sales support expenses of the Funds.

Fund	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker-Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund

Focus Fund	—	—	$1,659,066	—	$1,659,066
Large Cap Financial Fund	—	—	$152,636	—	$152,636
Small Cap Financial Fund	—	—	$395,608	—	$395,608
Technology Fund	—	—	$13,989	—	$13,989
Equity and Income Fund	—	—	$340,404	—	$340,404
Core Bond Fund	—	—	$9,766	—	$9,766

SHAREHOLDER SERVICES AGREEMENTS

Cornerstone Growth Fund, Mid Cap 30 Fund, Cornerstone Large Growth Fund, Cornerstone Value Fund, Large Value Fund, Total Return Fund, Japan Fund, Japan Small Cap Fund and Balanced Fund

These Funds have entered into a Servicing Agreement with the Manager (the “Servicing Agreement”).  (The Japan Fund and the Japan Small Cap Fund entered into the Servicing Agreement effective as of June 1, 2010).  Pursuant to the Servicing Agreement, the Manager will provide administrative support services to these Funds consisting of:

●	maintaining an “800” number that current shareholders may call to ask questions about these Funds or their accounts with the Funds;

●	assisting shareholders in processing exchange and redemption requests;

●	assisting shareholders in changing dividend options, account designations and addresses;

●	responding generally to questions of shareholders; and

●	providing such other similar services as these Funds may request.

For such services, each of the Funds pays an annual fee to the Manager equal to 0.10% of its average daily net assets.  The Institutional Class shares of the Funds are not subject to the Servicing Agreement fees.

During the fiscal years ended October 31, 2012, 2011 and 2010, the Funds paid the following fees to the Manager pursuant to the Servicing Agreement.

Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010

Cornerstone Growth Fund	$214,761	$192,440	$217,567
Mid Cap 30 Fund	$139,469	$138,039	$122,675
Cornerstone Large Growth Fund	$76,989	$81,764	$74,763
Cornerstone Value Fund	$121,418	$136,248	$151,486
Large Value Fund	125,342	$132,887	$134,195
Total Return Fund	$70,834	$65,398	$56,304
Japan Fund	$10,851	$19,263	$12,089
Japan Small Cap Fund	$14,980	$24,182	$6,390
Balanced Fund	$22,814	$13,577	$12,110

The Servicing Agreement may be terminated with respect to each of the Funds by either party thereto upon sixty days’ written notice to the other party, and will be terminated if its continuance is not approved with respect to each Fund at least annually by a majority of those Directors/Trustees who are not parties thereto or “interested persons” (as defined in the 1940 Act) of any such party.

Focus Fund, Gas Utility Index Fund, Small Cap Financial Fund, Large Cap Financial Fund, Technology Fund, Equity and Income Fund and Core Bond Fund

These Funds are authorized to enter into, but as of the date of this SAI have not entered into, Shareholder Services Agreements pursuant to which the Funds are entitled to make payments to certain entities which may include investment advisers, brokers, dealer, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing  relationship.  Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under these types of Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) sub-accounting for Fund share transactions at the shareholder account level; and (6) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

DESCRIPTION OF SHARES

Hennessy Mutual Funds, Inc. and Hennessy Funds, Inc.

Each of the Cornerstone Growth Fund, the Mid Cap 30 Fund and the Cornerstone Value Fund is authorized to issue 25 billion shares of a single class, par value $0.0001 per share.  Each of the Total Return Fund and the Balanced Fund is authorized to issue 100 million shares of a single class, par value $0.0001 per share.

Each of the Cornerstone Growth Fund, the Mid Cap 30 Fund and the Cornerstone Value Fund offers two Classes of shares, Investor Class shares and Institutional Class shares.

The Articles of Incorporation of HFMI and HFI authorize the Board of Directors to classify and reclassify any and all shares that are then unissued into any number of classes, each class consisting of such number of shares and having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board, subject to the 1940 Act and other applicable law, provided that the authorized shares of any class shall not be decreased below the number then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

The Investor Class shares and Institutional Class shares represent an interest in the same assets of the applicable Fund, have the same rights and are identical in all material respects except that (1) Investor Class shares bear annual service fees and Institutional Class shares are not subject to such fees; (2) Institutional Class shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Directors may elect to have certain expenses specific to the Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class shares or Institutional Class shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.

Hennessy Funds Trust

The authorized capital of each Fund that is a series of HFT consists of an unlimited number of shares of beneficial interest, having no par value (the “Shares”).  Shareholders are entitled:  (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution.  There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees.  Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees.  As indicated above, the Funds do not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

The Shares are redeemable and are transferable.  All Shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional Shares entitle the holder of the same rights as whole Shares.

Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares.  In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series.  In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote.  As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the applicable Fund, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series.  The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series.  In the event of liquidation or dissolution of a Fund, the shareholders would be entitled to the assets belonging to that Fund.

Each of the Cornerstone Large Growth Fund and the Large Value Fund offer two Classes of Shares, Investor Class Shares and Institutional Class Shares.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares bear annual service fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.

Each of the Focus Fund, the Small Cap Financial Fund, the Technology Fund, the Equity and Income Fund and the Core Bond Fund offer two separate Classes, Investor Class Shares and Institutional Class Shares.  The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Manager; and (3) the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the NAV of that Class in relation to the NAV of the applicable Fund.  The Board of Trustees may classify and reclassify the Shares of the Funds into additional classes of Shares at a future date.

The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or their Trustees.  The Trust Instrument provides for indemnification and reimbursement of expenses out of the Funds’ property, as applicable, for any shareholder held personally liable for its obligations.  The Trust Instrument also provides that the Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Hennessy SPARX Funds Trust

Generally, all shares have equal voting rights and will be voted in the aggregate, and, for the Japan Fund, not by class, except where voting by class is required by law or where the matter involved affects only one class.  As used in this SAI, the vote of a majority of the outstanding voting securities means, with respect to HSFT or a Fund, the vote of the lesser of (1) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of HSFT or a Fund, as the case may be, are present in person or by proxy, or (2) more than 50% of the outstanding shares of HSFT or a Fund, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

Shareholders are not entitled to any preemptive, subscription or conversion rights and their shares are freely transferable.  All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by HSFT.  Each share of the applicable class of the Japan Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of HSFT’s Board of Trustees.  In the event of the liquidation of the Japan Fund, shares of each class of the Fund are entitled to receive the assets attributable to such class of the Fund that are available for distribution based upon the relative net assets of the applicable class.

HSFT is a “series fund,” which is a mutual fund that may be divided into separate investment portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes.  A shareholder of one Fund is not deemed to be a shareholder of any other Fund.  For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

All consideration received by HSFT for shares of a Fund, and all assets in which such consideration is invested, will belong to the Fund (subject only to the rights of creditors of HSFT) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, a Fund would be treated separately from those of another fund subsequently created.  HSFT has the ability to create, from time to time, new series without shareholder approval.

SHAREHOLDER MEETINGS

Hennessy Mutual Funds, Inc. and Hennessy Funds, Inc.

Shareholders of HFMI and HFI are entitled to one vote for each full share held and fractional votes for fractional shares held on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Management Agreements, irrespective of the series thereof, and (except as set forth below) all shares of all series shall vote together as a single class.  All shares of all series will not vote together as a single class as to matters with respect to which a separate vote of any series is required by the 1940 Act, or any rules, regulations or orders issued thereunder, or by the Maryland General Corporation Law.  In the event that such separate vote requirement applies with respect to one or more series, then the shares of all other series not entitled to a separate class vote shall vote as a single class, provided that, as to any matter that does not affect the interest of a particular series, such series shall not be entitled to vote.  Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of HFMI and HFI, in which event the holders of the remaining shares are unable to elect any person as a director.

Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund’s capital gain distributions.  In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

The Funds are not required to hold annual meetings of shareholders and do not intend to do so except when certain matters, such as a change in a Fund’s fundamental policies, are to be decided.  In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any Fund director.

Hennessy Funds Trust

It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.  HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Hennessy SPARX Funds Trust

Unless otherwise required by the 1940 Act, it will not ordinarily be necessary for HSFT to hold annual meetings of shareholders.  As a result, shareholders may not need to consider the annual election of Trustees or the appointment of independent auditors.  However, the holders of at least 10% of the shares outstanding who are entitled to vote may require HSFT to hold a special meeting of shareholders for the purposes of removing a Trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of HSFT’s outstanding voting shares.  In addition, the Board will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as HSFT, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by such matter.  Rule 18f-2 further provides that a fund shall be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical or that the matter does not affect any interest of such fund.  The Rule exempts the selection of independent auditors and the election of Trustees from the separate voting requirements of the rule.

REGISTRATION STATEMENT

This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus.  The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds.  KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm to c ertain of the Funds.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to certain of the Funds.

FINANCIAL STATEMENTS

The following financial statements included in the Annual Reports , dated October 31, 2012 , of The Hennessy Mutual Funds, Inc. (File No. 811-07695), Hennessy Funds Trust (File No. 811-07168), Hennessy SPARX Funds Trust (File No. 811-21419) and The Hennessy Funds, Inc. (File No. 811-07493), as filed with the Securities and Exchange Commission on January 10, 2013 , are incorporated by reference into this Statement of Additional Information:

●	Statements of Assets and Liabilities
●	Statements of Operations
●	Statement of Cash Flows (Total Return Fund only)
●	Statements of Changes in Net Assets
●	Financial Highlights
●	Schedules of Investments
●	Notes to the Financial Statements
●	Reports of Independent Registered Public Accounting Firms

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)(1)	Articles of Incorporation, as supplemented. (1)
(a)(2)	Amendment to the Articles of Incorporation. (4)
(a)(3)	Articles Supplementary. (5)
(a)(4)	Articles of Amendment. (8)
(a)(5)	Articles of Amendment.
(b)	Bylaws. (9)
(c)	None.
(d)(1)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated). (1)
(d)(2)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Mid Cap 30 Fund. (3)
(e)	Distribution Agreement with Hennessy Advisors, Inc. and Quasar Distributors, LLC. (7)
(f)	None.
(g)	Custodian Agreement with U.S. Bank, N.A. (7)
(h)(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC. (7)
(h)(2)	Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC. (1)
(h)(3)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC). (1)
(h)(4)	Servicing Agreement with Hennessy Advisors, Inc. (2)
(h)(5)	Power of Attorney. (6)
(i)	Opinion of Foley & Lardner LLP.
(j)	Consent of KPMG LLP.
(k)	None.
(l)	Subscription Agreement. (1)
(m)	None.
(n)	Rule 18-f-3 Multi-Class Plan. (8)
(p)	Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Hennessy Funds Trust, Hennessy SPARX Funds Trust and Hennessy Advisors, Inc. (10)

_______________

(1)
Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 31, 2001, and its accession number is 0000897069-01-000057.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 5 to the Registration Statement was filed on August 31, 1999 and its accession number is 0000897069-99-000448.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 12 was filed on July 22, 2003 and its accession number is 0000894189-03-000994.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 was filed on November 17, 2003 and its accession number is 0000897069-03-001443.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 16 was filed on December 3, 2004 and its accession number is 0000897069-04-002090.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 19 was filed on February 28, 2006 and its accession number is 0000897069-06-000660.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 22 was filed on February 29, 2008 and its accession number is 0000897069-08-000523.

(9)
Previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 23 to the Registration Statement was filed on February 27, 2009 and its accession number is 0000950137-09-001370.

(10)
Previously filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement.  Post-Effective Amendment No. 25 was filed on February 1, 2010 and its accession number is 0000898531-10-000078.

Item 29.	Persons Controlled by or under Common Control with Registrant.

Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification.

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

Article V

INDEMNIFICATION

Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Corporation may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser.

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.	Principal Underwriters.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	IronBridge Funds, Inc.
Aegis Funds	Jacob Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds II
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

  (1)  This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
  (2)  This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
  (3)  This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

OR

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

Item 33.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows:  the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant’s Custodian; and all other records will be maintained by Registrant’s Administrator.

Item 34.	Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

48

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 28th day of February, 2013 .

HENNESSY MUTUAL FUNDS, INC.
   (Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Director	February 28, 2013
Robert T. Doyle*	Director	*
J. Dennis DeSousa*	Director	*
Gerald P. Richardson*	Director	*
/s/Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	February 28, 2013

*By:   /s/Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
February 28, 2013

Signature Page
4848-1

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
(a)(1)	Articles of Incorporation, as supplemented.*
(a)(2)	Amendment to the Articles of Incorporation.*
(a)(3)	Articles Supplementary.*
(a)(4)	Articles of Amendment.*
(a)(5)	Articles of Amendment.
(b)	Bylaws.*
(c)	None.
(d)(1)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated).*
(d)(2)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Mid Cap 30 Fund.*
(e)	Distribution Agreement with Hennessy Advisors, Inc. and Quasar Distributors, LLC.*
(f)	None.
(g)	Custodian Agreement with U.S. Bank, N.A.*
(h)(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.*
(h)(2)	Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.*
(h)(3)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC).*
(h)(4)	Servicing Agreement with Hennessy Advisors, Inc.*
(h)(5)	Power of Attorney .*
(i)	Opinion of Foley & Lardner LLP.
(j)	Consent of KPMG LLP.
(k)	None.
(l)	Subscription Agreement.*
(m)	None.
(n)	Rule 18f-3 Multi-Class Plan.*
(p)	Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., Hennessy Funds Trust, Hennessy SPARX Funds Trust and Hennessy Advisors, Inc.*
__________________________________

*  Previously filed.